Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information
Entity Registrant Name	VISIONCHINA MEDIA INC.
Entity Central Index Key	0001415911
Document Type	20-F
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	101,366,544
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2012	Dec. 31, 2011
Current Assets:
Cash and cash equivalents	$ 29,012,381	$ 80,309,629
Restricted cash	14,533,235	3,305,889
Accounts receivable, net of allowance for doubtful accounts of $4,427,016 and $9,414,581 as of December 31, 2011 and 2012, respectively	36,743,469	66,284,254
Amounts due from related parties	2,104,416	2,444,076
Prepaid expenses and other current assets	26,807,894	34,278,153
Total current assets	109,201,395	186,622,001
Non-current Assets:
Fixed assets, net	10,782,166	13,637,752
Goodwill		141,406,456
Intangible assets, net	366,691	39,537,180
Investments under equity method	7,304,745	7,200,301
Other investments	3,045,221	3,020,677
Long-term prepayments and deposits	17,536,605	19,896,185
Restricted cash	1,114,515	1,101,963
Deferred tax assets	443,981	2,718,167
Total non-current assets	40,593,924	228,518,681
TOTAL ASSETS	149,795,319	415,140,682
Current Liabilities:
Short-term bank loans (including short-term bank loans of the consolidated variable interest entities ("VIEs") without recourse to VisionChina Media Inc. (the "Company") of $20,465,028 and nil as of December 31, 2011 and 2012, respectively)	8,998,429	20,465,028
Accounts payable (including accounts payable of the consolidated VIEs without recourse to the Company of $14,130,377 and $5,940,292 as of December 31, 2011 and 2012, respectively)	7,743,867	16,148,736
Amounts due to related parties (including amounts due to related parties of the consolidated VIEs without recourse to the Company of and $1,336,814 and $1,634,416 as of December 31, 2011 and 2012, respectively)	1,828,412	1,415,681
Consideration payable (including consideration payable of the consolidated VIEs without recourse to the Company of $ nil and nil as of December 31, 2011 and 2012, respectively)	64,000,000	64,000,000
Income tax payable (including income tax payable of the consolidated VIEs without recourse to the Company of $117,635 and $23,755 as of December 31, 2011 and 2012, respectively)	23,755	117,635
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to the Company of $12,217,882 and $12,763,055 as of December 31, 2011, and 2012, respectively)	26,211,259	18,814,550
Total current liabilities	108,805,722	120,961,630
Non-current Liabilities:
Deferred tax liabilities (including deferred tax liabilities of the consolidated VIEs without recourse to the Company of $338,106 and nil as of December 31, 2011, and 2012, respectively)		9,808,291
Other non-current liability	976,651	968,780
Total non-current liabilities	976,651	10,777,071
Total liabilities	109,782,373	131,738,701
Commitments and contingencies
Equity
Common shares ($0.0001 par value; 200,000,000 shares authorized; 101,313,015 and 101,366,544 shares issued and outstanding as of December 31, 2011 and 2012, respectively)	10,137	10,131
Additional paid-in capital	342,670,656	341,963,008
Accumulated deficit	(340,138,407)	(93,729,215)
Accumulated other comprehensive income	37,371,672	34,940,445
Total VisionChina Media Inc. shareholders' equity	39,914,058	283,184,369
Noncontrolling interest	98,888	217,612
Total equity	40,012,946	283,401,981
TOTAL LIABILITIES AND EQUITY	$ 149,795,319	$ 415,140,682

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Accounts receivable, allowance for doubtful accounts	$ 9,414,581	$ 4,427,016
Short-term bank loans	8,998,429	20,465,028
Accounts payable	7,743,867	16,148,736
Amounts due to related parties	1,828,412	1,415,681
Consideration payable	64,000,000	64,000,000
Income tax payable	23,755	117,635
Accrued expenses and other current liabilities	26,211,259	18,814,550
Deferred tax liabilities		9,808,291
Common shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common shares, authorized (in shares)	200,000,000	200,000,000
Common shares, issued (in shares)	101,366,544	101,313,015
Common shares, outstanding (in shares)	101,366,544	101,313,015
Consolidated variable interest entities ("VIEs")
Short-term bank loans	0	20,465,028
Accounts payable	5,940,292	14,130,377
Amounts due to related parties	1,634,416	1,336,814
Consideration payable	0	0
Income tax payable	23,755	117,635
Accrued expenses and other current liabilities	12,763,055	12,217,882
Deferred tax liabilities	$ 0	$ 338,106

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Third-parties:
Advertising service revenue	$ 114,741,386	$ 179,415,668	$ 138,056,640
Advertising equipment revenue	178,914	1,558,764
Total third-parties revenues	114,920,300	180,974,432	138,056,640
Related-parties:
Advertising equipment revenue	747,550	219,918
Total revenues	115,667,850	181,194,350	138,056,640
Third-parties:
Advertising service cost	121,374,431	127,057,954	121,000,454
Advertising equipment cost	125,458	1,339,536
Total third-parties cost of revenues	121,499,889	128,397,490	121,000,454
Related parties:
Advertising equipment cost	219,833	154,491
Total cost of revenues	121,719,722	128,551,981	121,000,454
Gross profit (loss)	(6,051,872)	52,642,369	17,056,186
Operating expenses:
Selling and marketing expenses	42,979,527	44,916,460	28,315,592
General and administrative expenses	18,676,539	13,207,064	9,499,717
Impairment loss on intangible assets and goodwill	178,814,411		145,720,504
Contingent loss in connection with a litigation	5,993,145	3,375,000
Other operating expenses		2,140,655
Total operating expenses	246,463,622	63,639,179	183,535,813
Government grant	756,757
Share of (losses) profits from equity method investees	45,509	230,280	(109,989)
Dividend income from other investments	162,100	142,265
Gain on disposal of equity interest in a subsidiary		175,903
Operating loss	(251,551,128)	(10,448,362)	(166,589,616)
Interest income	696,292	1,711,117	2,082,605
Interest expense	(2,614,543)	(4,716,577)	(4,952,239)
Other expenses	(605,958)	42,153
Net loss before income taxes	(254,075,337)	(13,411,669)	(169,459,250)
Income tax benefits	7,547,421	793,415	18,202,289
Net loss	(246,527,916)	(12,618,254)	(151,256,961)
Net (income) loss attributable to noncontrolling interest	118,724	114,962	(81,261)
Net loss attributable to VisionChina Media Inc. shareholders	(246,409,192)	(12,503,292)	(151,338,222)
Net loss per share:
Basic (in dollars per share)	$ (2.43)	$ (0.12)	$ (1.83)
Diluted (in dollars per share)	$ (2.43)	$ (0.12)	$ (1.83)
Weighted average number of shares used in computation of net loss per share:
Basic (in shares)	101,351,222	102,047,414	82,739,234
Diluted (in shares)	101,351,222	102,047,414	82,739,234
Share-based compensation expenses during the related periods included in:
Share-based compensation expenses	668,654	817,673	947,505
Cost of revenues
Share-based compensation expenses during the related periods included in:
Share-based compensation expenses	52,824	58,836	100,711
Selling and marketing expenses
Share-based compensation expenses during the related periods included in:
Share-based compensation expenses	394,719	447,767	432,632
General and administrative expenses
Share-based compensation expenses during the related periods included in:
Share-based compensation expenses	$ 221,111	$ 311,070	$ 414,162

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net loss	$ (246,527,916)	$ (12,618,254)	$ (151,256,961)
Other comprehensive income, net of tax:
Change in cumulative foreign currency translation adjustments	2,431,227	12,872,968	11,568,199
Total comprehensive (loss) income	(244,096,689)	254,714	(139,688,762)
Comprehensive (income) loss attributable to the noncontrolling interests	118,724	114,962	(81,261)
Total comprehensive (loss) income attributable to VisionChina Media Inc.	$ (243,977,965)	$ 369,676	$ (139,770,023)

CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $)	Total	VisionChina Media Inc. shareholders' equity	Common shares	Additional paid-in capital	Accumulated (deficit) profit	Accumulated other comprehensive income	Noncontrolling interest
Balance at Dec. 31, 2009	$ 273,415,714	$ 272,981,356	$ 7,214	$ 192,362,565	$ 70,112,299	$ 10,499,278	$ 434,358
Balance (in shares) at Dec. 31, 2009			72,140,684
Increase (Decrease) in Shareholders' Equity
Shares issued for DMG Acquisition (as defined in Note 3)	67,567,386	67,567,386	848	67,566,538
Shares issued for DMG Acquisition (as defined in Note 3) (in shares)			8,476,013
Noncontrolling interest acquired in DMG Acquisition	2,403						2,403
Shares issued to certain subscribers (Note 14)	12,901,247	12,901,247	401	12,900,846
Shares issued to certain subscribers (Note 14) (in shares)			4,006,474
Exercise of share options	157,533	157,533	20	157,513
Exercise of share options (in shares)	202,800		202,800
Restricted shares			7	(7)
Restricted shares (in shares)			68,917
Share-based compensation	947,505	947,505		947,505
Dividend paid to a noncontrolling shareholder	(50,492)						(50,492)
Foreign currency translation adjustment	11,568,199	11,568,199				11,568,199
Net loss	(151,256,961)	(151,338,222)			(151,338,222)		81,261
Balance at Dec. 31, 2010	215,252,534	214,785,004	8,490	273,934,960	(81,225,923)	22,067,477	467,530
Balance (in shares) at Dec. 31, 2010			84,894,888
Increase (Decrease) in Shareholders' Equity
Shares issued to certain subscribers (Note 14)	68,996,741	68,996,741	1,737	68,995,004
Shares issued to certain subscribers (Note 14) (in shares)			17,375,479
Shares repurchases	(1,877,565)	(1,877,565)	(106)	(1,877,459)
Shares repurchases (in shares)	(1,062,450)		(1,062,450)
Exercise of share options	92,840	92,840	8	92,832
Exercise of share options (in shares)	88,334		88,334
Restricted shares			2	(2)
Restricted shares (in shares)	16,764		16,764
Share-based compensation	817,673	817,673		817,673
Disposal of equity interest in a subsidiary	(134,956)						(134,956)
Foreign currency translation adjustment	12,872,968	12,872,968				12,872,968
Net loss	(12,618,254)	(12,503,292)			(12,503,292)		(114,962)
Balance at Dec. 31, 2011	283,401,981	283,184,369	10,131	341,963,008	(93,729,215)	34,940,445	217,612
Balance (in shares) at Dec. 31, 2011	101,313,015		101,313,015
Increase (Decrease) in Shareholders' Equity
Exercise of share options	39,000	39,000	4	38,996
Exercise of share options (in shares)	39,100		39,100
Restricted shares			2	(2)
Restricted shares (in shares)	14,429		14,429
Share-based compensation	668,654	668,654		668,654
Foreign currency translation adjustment	2,431,227	2,431,227				2,431,227
Net loss	(246,527,916)	(246,409,192)			(246,409,192)		(118,724)
Balance at Dec. 31, 2012	$ 40,012,946	$ 39,914,058	$ 10,137	$ 342,670,656	$ (340,138,407)	$ 37,371,672	$ 98,888
Balance (in shares) at Dec. 31, 2012	101,366,544		101,366,544

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net loss	$ (246,527,916)	$ (12,618,254)	$ (151,256,961)
Adjustments to reconcile net loss to net cash used in operating activities:
Allowance for doubtful accounts	4,951,593	3,067,349	585,502
Depreciation and amortization	7,772,392	10,875,940	16,410,245
Impairment loss on intangible assets and goodwill	178,814,411		145,720,504
Loss on disposal of fixed assets	169,484	3,162	61,056
Gain on disposal of equity interest in a subsidiary		(175,903)
Share of losses (profits) from equity method investees	(45,509)	(230,280)	109,989
Share-based compensation	668,654	817,673	947,505
Finance cost on consideration payable	5,993,145	368,682	664,246
Deferred tax	(7,673,154)	(956,260)	(18,008,959)
Changes in operating assets and liabilities:
Accounts receivable	25,091,818	(16,512,238)	(9,237,956)
Amounts due from related parties	359,519	505,073	1,307,017
Prepaid expenses and other current assets	10,213,637	(10,328,029)	(13,676,430)
Accounts payable	(8,536,087)	2,364,875	7,484,947
Accrued expenses and other current liabilities	1,250,684	5,791,432	(1,686,546)
Amounts due to related parties	401,228	(407,954)	811,541
Income tax payable	(94,836)	(182,326)	(2,446,445)
Net cash used in operating activities	(27,190,937)	(17,617,058)	(22,210,745)
Cash flows from by investing activities:
Settlements of consideration payable		(1,321,189)	(68,509,178)
Net cash inflow from acquisition of subsidiaries			3,840,983
Acquisitions of fixed assets	(1,801,722)	(2,300,424)	(3,435,173)
Acquisitions of intangible assets	(109,065)		(133,095)
Restricted cash	(11,204,082)	68,831,080	38,607,862
Investment in other investments		(157,423)
Net cash flow from disposal of equity interest in a subsidiary		72,580
Net cash (used in) provided by investing activities	(13,114,869)	65,124,624	(29,628,601)
Cash flows from financing activities:
Proceeds from bank loans	31,851,581	20,465,028	78,181,484
Repayment of bank loans	(43,484,471)	(123,812,507)	(42,849,029)
Proceeds from issuance of common shares		68,996,741	12,901,247
Proceeds from exercise of share options	39,000	92,840	157,533
Share repurchases		(1,877,565)
Dividend paid to a noncontrolling shareholder			(50,492)
Net cash provided by (used in) financing activities	(11,593,890)	(36,135,463)	48,340,743
Effect of changes in exchange rate	602,448	1,726,190	1,875,852
Net (decrease) increase in cash and cash equivalents	(51,297,248)	13,098,293	(1,622,751)
Cash and cash equivalents at the beginning of the year	80,309,629	67,211,336	68,834,087
Cash and cash equivalents at the end of the year	29,012,381	80,309,629	67,211,336
Supplemental disclosure of cash flow information:
Income taxes paid	220,569	329,907	2,253,115
Interest paid	2,140,197	4,347,895	4,397,583
Non-cash investing and financing activities:
Shares issued as part of consideration for acquisition of subsidiaries (Note 3)			$ 67,567,386

ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2012
ORGANIZATION AND PRINCIPAL ACTIVITIES
ORGANIZATION AND PRINCIPAL ACTIVITIES

1.                                      ORGANIZATION AND PRINCIPAL ACTIVITIES

VisionChina Media Inc.  (the “Company”) was incorporated under the laws of the Cayman Islands on January 27, 2006.  The Company, its subsidiaries and variable interest entities (“VIEs”) (collectively, the “Group”) sell advertising time on its out-of-home digital television networks in the People’s Republic of China (the “PRC”).  The Group’s principal geographic market is in the PRC.

The Company holds its interest in the operating subsidiaries and investees through a holding company, China Digital Technology Consulting Co., Ltd.  (“CDTC”), which is a wholly owned company established in the PRC on March 9, 2006.  The Company does not conduct any substantive operations of its own, but conducts its primary business operations through CDTC’s VIE, VisionChina Media Group Limited (“VisionChina Media Group”) and VisionChina Media Group’s subsidiaries and investees.  VisionChina Media Group was established under the laws of the PRC on April 8, 2005.

In January 2010, pursuant to an agreement entered into between the Company and Digital Media Group Company Limited (“DMG”), the Company acquired a 100% equity interest in DMG, which sells advertising time on its out-of-home digital television networks in the PRC’s subway.

DMG was incorporated under the laws of the British Virgin Islands on May 13, 2003.  DMG, its subsidiaries and VIE sell advertising time on its out-of-home digital television networks in the PRC and provide passenger information and direction system (“PIDS”) in the PRC.  DMG does not conduct any substantive operations of its own, but conducts its primary business through its wholly-owned subsidiaries, DMG (HK) Co., Limited (“DMG HK”), Beijing Eastlong Technology Development Co., Ltd.  (“Eastlong Technology”), Eastlong Technology’s VIE, Beijing Eastlong Advertising Co., Ltd. (“Eastlong Advertising”), and Eastlong Advertising’s subsidiaries and equity investees.

The VIEs contractual arrangements

Chinese laws and regulations prohibit or restrict foreign ownership of media content and advertising business.  To comply with these foreign ownership restrictions, the Group invests in ventures with local television stations and provides advertising services on its out-of-home digital television networks in the PRC through VisionChina Media Group and Eastlong Advertising, which are PRC legal entities established by co-founders of the Company and DMG, respectively.

Applicable PRC laws and regulations prohibit foreign investment in and ownership of mobile advertising agencies.  As a Cayman Islands corporation, the Company is deemed a foreign legal person under PRC laws.

To provide the Company with effective control over the two VIEs, namely VisionChina Media Group and Eastlong Advertising, and the ability to receive substantially all of the economic benefits of the VIEs and their subsidiaries, a series of contractual arrangements were entered amongst:

·                                          CDTC, VisionChina Media Group and direct equity holders of VisionChina Media Group; and

·                                          Eastlong Technology, Eastlong Advertising and direct equity holders of Eastlong Advertising.

Agreements that transfer economic benefits to CDTC and Eastlong Technology:

Technology and management services agreement

Pursuant to the technology and management service agreement entered into on February 15, 2007 between CDTC and VisionChina Media Group, CDTC provides technology consulting and management services related to the business operations of VisionChina Media Group.  As consideration for such services, VisionChina Media Group has agreed to pay the service fees specified by CDTC in the payment notices it provides to VisionChina Media Group from time to time.  The payment notices shall enclose charge lists, setting forth the services provided, the hours spent in performing the services, and the applicable service charge rates.  The charge rates, which are annexed to the agreement, may be adjusted pursuant to a supplemental agreement entered into by the parties.  If VisionChina Media Group objects to the service fees set forth in a payment notice, both parties shall mutually agree upon the service fees to be paid by the VisionChina Media Group.  In addition, VisionChina Media Group shall reimburse the WFOE for out-of-pocket expenses incurred in connection with providing the services to CDTC.  The service fee shall be calculated using a rate as mutually agreed by CDTC and VisionChina Media Group multiplied by average numbers of screens put into use in the digital mobile television advertising network operated by VisionChina Media Group during each of the calendar year.  The term of this agreement is 25 years, which may be terminated at any time or extended by CDTC at its discretion.  In the event of a default under this agreement, the non-defaulting party can terminate this agreement.

Domain Name License Agreement

Pursuant to the domain name license agreement entered into on February 15, 2007 between CDTC and VisionChina Media Group, CDTC grants VisionChina Media Group the exclusive right to use its domain names, in exchange for a royalty fee equal to 0.2% of the gross annual revenues of VisionChina Media Group.  The parties may mutually agree to adjust the royalty fee within the first ten working days of any year during the term of the agreement.  The agreement has a term of 25 years, which may be terminated at any time or extended by CDTC at its discretion.  In the event of a default under this agreement, the non-defaulting party can terminate this agreement.

Business Cooperation Agreement

Pursuant to the business cooperation agreement entered into on February 22, 2005 between Eastlong Technology and Eastlong Advertising, Eastlong Advertising shall operate an out-of-home advertising platform and selling advertisements or value added services on that platform, which it may do by setting up joint ventures with third parties or by other feasible means.  The cooperation method by which Eastlong Technology and Eastlong Advertising engage in business projects shall vary, with Eastlong Technology either providing technology and consulting services to Eastlong Advertising, Eastlong Advertising subletting work to Eastlong Technology, or Eastlong Technology and Eastlong Advertising jointly engaging in projects, depending on PRC legal and regulatory requirements, including qualification or licensing requirements, and the requirements of third-party project owners.  Under each cooperation method, Eastlong Technology and Eastlong Advertising shall receive 90% and 10%, respectively, of the project profits and each shall be reimbursed, as applicable, for its out-of-pocket expenses.  Eastlong Technology shall be the exclusive and sole cooperating partner of Eastlong Advertising, and Eastlong Advertising shall not engage in any business other than that it conducts in cooperation with Eastlong Technology without Eastlong Technology’s prior written consent.  The term of this agreement commences on February 22, 2005 and remains in effect unless Eastlong Technology ceases to exist.  This agreement can be terminated if (i) by mutual agreement by both parties (ii) if either party is declared legally bankrupt and the other party requests termination of the agreement or (iii) Eastlong Technology is unable to provide any services to Eastlong Advertising for more than three consecutive years due to force majeure.

CDTC and Eastlong Technology historically agreed to waive the obligation of the respective VIEs to pay their service and royalty fees because (i) the Group determined to retain funds in the respective VIEs for network expansion and media asset acquisition in China and (ii) each of the VIEs was still in accumulated net loss position in accordance with U.S. GAAP.  The WFOE and VIEs mutually agreed on the terms of the fee waivers and such fee waivers have been approved by the respective board of directors of CDTC and VisionChina Media Group.

The service agreements (namely, the technology and management services agreement, the domain name license agreement and the business cooperation agreement) are renewable by CDTC or Eastlong Technology, as applicable, at its discretion.  The technology and management services agreement and the domain name license agreement require mutual consent for any adjustments to the fee under the respective agreements.  Given the structure of the Company and its control over the VIEs as explained below, the mutual consent requirement is non-substantive and the Company effectively maintains the ability to determine the amount and timing of fees charged of the service agreements so that substantially all of the profits of the VIEs can be transferred to CDTC or Eastlong Technology.  The above service agreements can convey substantially all of the economic benefits of the VIEs to CDTC and Eastlong Technology because CDTC and Eastlong Technology can unilaterally determine the amount and timing of the fees charged.

The Company has the power to direct the activities of VIEs that most significantly impact VIEs’ economic performance, such as (1) determining pricing for advertising services, (2) hiring and conducting performance evaluations of employees, (3) managing sales activities, (4) conducting marketing activities, (5) establishing the policy for payment of cash from the VIEs to the WFOEs, including determination of the amount of the fees to be paid under the agreements between the VIEs and the WFOEs, and (6) determining whether to expand or terminate advertising platforms.  As further described below, Mr. Limin Li and Ms. Yanqing Liang, the direct equity holders of VisionChina Media Group, has each signed an irrevocable proxy letter pursuant to which he/she has granted CDTC the right to exercise all of his/her voting rights as an equity holder of VisionChina Media Group.  The proxy letters provide the Company with the ability to control and exercise the voting and governance rights that the equity holders of VisionChina Media Group would otherwise possess through their equity ownership interests in VisionChina Media Group Limited.  In addition, as further described below, the option agreements also provide the Company with the ability to control and exercise the voting and governance rights of the equity holders of VisionChina Media Group Limited and Eastlong Advertising by having CDTC and Eastlong Technology exercise their substantive kick out rights to replace the equity holders of these consolidated affiliated entities.  The terms of the option agreements are currently exercisable and legally enforceable under current PRC laws and regulations.  A simple majority vote of the Company’s board of directors is required to pass a resolution to exercise the Company’s kick-out rights under the option agreements, and no consent of the VIEs’ equity holders is required.  The board of directors of the Company comprises five directors, including Mr. Limin Li and Ms. Yanqing Liang, and therefore Mr. Limin Li and Ms. Yanqing Liang do not have veto power over such majority vote.  The Company’s right under the option agreements gives the Company the power to control the equity holders of the VIEs and thus the power to direct the activities that most significantly impact the VIEs’ economic performance.

Agreements that provide Company effective control over VisionChina Media Group and Eastlong Advertising:

Loan Agreements

CDTC entered into a loan agreement and amendments thereto with Mr. Limin Li and Ms. Yanqing Liang, direct equity holders of VisionChina Media Group, on March 30, 2006 and February 15, 2007, which allows the Company to capitalize the PRC operating affiliates in VisionChina Media Group and facilitates the establishment of the current corporate structure in VisionChina Media Group.  CDTC made an interest-free loan of RMB50 million to the direct equity holders of VisionChina Media Group.  The loan can be repaid only with the proceeds from the transfer of equity interest in VisionChina Media Group owned by the direct equity holders to CDTC or to another person designated by CDTC pursuant to the Option Agreement as discussed below.  In the event of a default under this agreement, the non-defaulting party can terminate this agreement.

Eastlong Technology entered into a series of loan agreements and amendments thereto with Mr. Qijun Men and Mr. Haifeng Wang, direct equity holders of Eastlong Advertising, in February 2005, March 2007 and May 2008, respectively, which allowed Eastlong Advertising to capitalize its PRC operating affiliates and facilitates the establishment of the corporate structure.  Eastlong Technology made an interest-free loan of RMB20 million to the direct equity holders of Eastlong Advertising.  This loan can only be repaid by transferring the equity interest in Eastlong Advertising owned by the direct equity holders to Eastlong Technology or to another person designated by Eastlong Technology.  In the event of a default under this agreement, the non-defaulting party can terminate this agreement.

Proxy Letter

Mr. Limin Li and Ms. Yanqing Liang, direct equity holders of VisionChina Media Group, signed certain proxy letters on February 15, 2007, pursuant to which Mr. Limin Li and Ms. Yanqing Liang have granted an employee of CDTC, who is a PRC citizen, the right to exercise all their voting rights as equity holders of VisionChina Media Group as provided under its articles of association, including the right to appoint and elect board members and senior management members of VisionChina Media Group.  Such grant must be approved by CDTC and the grantee must be an employee of CDTC.  If the grantee ceases to be an employee of CDTC, then the grantors will revoke the proxy and grant a similar proxy to a then-current employee of CDTC designated by CDTC.  The proxy letters will remain effective until February 15, 2032.

Option Agreements

CDTC, Mr. Limin Li and Ms. Yanqing Liang entered into an option agreement on February 15, 2007, pursuant to which CDTC has an exclusive option to purchase, or to designate another qualified person to purchase, to the extent permitted by PRC law and foreign investment policies, part or all of the equity interests in VisionChina Media Group owned by Mr. Limin Li and Ms. Yanqing Liang.  The purchase price for the entire equity interest shall be the greater of (i) RMB50 million and (ii) the minimum price permitted by applicable PRC law and agreed upon by the parties.  The option agreement remains in effect until the completion of the transfer of all the equity interests in accordance with the option agreement.  In the event of a default under this agreement, the non-defaulting party can terminate this agreement.

Eastlong Technology, Mr. Qijun Men and Mr. Haifeng Wang entered into a series of option agreements and amendments thereto in February 2005, March 2007 and May 2008, respectively, pursuant to which Eastlong Technology has an exclusive option to purchase, or to designate another qualified person to purchase, to the extent permitted by the PRC law and foreign investment policies, all of the equity interests in Eastlong Advertising owned by Mr. Qijun Men and Mr. Haifeng Wang.  The purchase price for the entire equity interest shall be RMB20 million.  The option agreement remains in effect until the completion of the transfer of all the equity interests in accordance with the option agreements.

The above contractual arrangements allow the Group to have (1) the power to direct the activities of VisionChina Media Group, Eastlong Advertising and their subsidiaries that most significantly affect their economic performance and (2) the obligation to absorb losses of, or the right to receive benefits from VisionChina Media Group, Eastlong Advertising and their subsidiaries.  Accordingly, the Group treats VisionChina Media Group and Eastlong Advertising as VIEs.  Because the Group is the primary beneficiary of VisionChina Media Group and Eastlong Advertising, the Group has effectively control on and consolidated the financial results of VisionChina Media Group and Eastlong Advertising and their subsidiaries.

Risks in relation to the VIEs structure

The Group believes that the VIEs arrangements are in compliance with PRC law and are legally enforceable.  The equity holders of VisionChina Media Group are also shareholders of the Group and therefore have no current interest in seeking to act contrary to the contractual arrangements.  However, there are certain risks related to the VIE arrangements, which include but are not limited to the following:

·                                          If the ownership structure and contractual arrangements are found to be in violation of any existing or future PRC laws or regulations, the Group could be subject to severe penalties;

·                                          The Group relies on contractual arrangements with the VIEs and their equity holders for substantially all of its PRC operations, which may not be as effective as direct ownership in providing operational control; and

·                                          The Group may have to incur significant cost to enforce, or may not be able to effectively enforce, the contractual arrangements with the VIEs and their equity holders in the event of a breach or non-compliance by the VIEs or their equity holders.

In particular, if the Company’s ownership structure and contractual arrangements were found to be in violation of PRC laws or regulations, the PRC government could:

·                                          revoke the business and operating licenses of the Company’s PRC subsidiaries, the VIEs and the VIEs’ subsidiaries;

·                                          discontinue or restrict the operations of any related-party transactions among the Company’s PRC subsidiaries, the VIEs and the VIEs’ subsidiaries;

·                                          impose fines, confiscate the income of the VIEs or the VIEs subsidiaries, or impose other requirements with which the Company’s PRC subsidiaries, the VIEs or the VIEs’ subsidiaries may not be able to comply;

·                                          shut down the network of the VIEs and the VIEs’ subsidiaries; or

·                                          require the Company or the Company’s PRC subsidiaries, the VIEs and the VIEs’ subsidiaries to restructure their ownership structure or operations.

The Company’s ability to conduct its advertising business may be negatively affected if the PRC government were to carry out any of the aforementioned action, or if the VIEs or their equity holders breach or do not comply with the contractual arrangements.  As a result, the Company may not be able to consolidate the VIEs and the VIEs’ subsidiaries in its consolidated financial statements as it may lose the ability to exert effective control over the VIEs and the VIEs’ subsidiaries, and it may lose the ability to receive economic benefits from the VIEs and the VIEs’ subsidiaries.

Mr. Limin Li and Ms. Yanqing Liang are the shareholders of VisionChina Media Group Limited and they are also beneficial owners of the Company.  The interests of Mr. Limin Li and Ms. Yanqing Liang as the beneficial owners of VisionChina Media Group Limited may differ from the interests of the Company as a whole, since Mr. Limin Li and Ms. Yanqing Liang are also beneficial shareholders of the Company.  The Company cannot assure that when conflicts of interest arise, Mr. Limin Li and Ms. Yanqing Liang will act in the best interests of the Company or that conflicts of interests will be resolved in the Company’s favor.  Currently, the Company does not have existing arrangements to address potential conflicts of interest Mr. Limin Li and Ms. Yanqing Liang may encounter in their capacity as beneficial owners and directors of VisionChina Media Group Limited, on the one hand, and as a beneficial owner and director of the Company. Mr. Limin Li and Ms. Yanqing Liang signed irrevocable proxy letters, pursuant to which Mr. Limin Li and Ms. Yanqing Liang have granted CDTC the right to exercise all their voting rights as equity holders of VisionChina Media Group.  The Company believes Mr. Limin Li and Ms. Yanqing Liang will not act contrary to any of the contractual arrangements, and the exclusive option agreement provides the Company with a mechanism to remove Mr. Limin Li and Ms. Yanqing Liang as beneficial shareholders of VisionChina Media Group Limited should they act to the detriment of the Company.  The Company relies on Mr. Limin Li, as a director and executive officer of the Company, and Ms. Yanqing Liang, as a director of the Company, to fulfill their fiduciary duties and abide by laws of the PRC and Cayman Islands and act in the best interest of the Company.  If the Company cannot resolve any conflicts of interest or disputes between the Company and Mr. Limin Li and Ms. Yanqing Liang, the Company would have to rely on legal proceedings, which could result in disruption of its business, and there is substantial uncertainty as to the outcome of any such legal proceedings.

The Company has two VIEs, VisionChina Media Group and Eastlong Advertising, which it has consolidated under the authoritative literature because it is the primary beneficiary of these VIEs.  Since the Company, through its subsidiaries, has (1) the power to direct the activities of the VIEs that most significantly affect the VIEs’ economic performance and (2) the right to receive benefits from the VIE, the Company has continued to consolidate the VIEs upon the adoption of the new guidance, which, other than for additional disclosures, has no accounting impact on the Company’s consolidated financial statements.

The VIEs contributed an aggregate of 99.5%, 98.3% and 99.3% of the Group’s consolidated net revenues derived from third parties and non-consolidated affiliates for the years ended December 31, 2010, 2011 and 2012, respectively.  The Group’s operations not conducted through contractual arrangements with the VIEs primarily consist of (1) sales of Passenger Information and Direction Systems to various subway companies in the PRC, (2) sales of equipment used for mobile digital television on mass transit systems, and (3) advertising revenue on advertising platforms located outside of the PRC.  In the fiscal years ended December 31, 2010, 2011 and 2012, the Company and its subsidiaries (excluding operations that are subject to involvement with the consolidated affiliated entities) contributed in aggregate approximately 0.5%, 1.7% and 0.7%, respectively, of the Group’s total consolidated net revenues derived from third parties and non-consolidated affiliates.  As of December 31, 2010, 2011 and 2012, the VIEs accounted for an aggregate of 65.7%, 80.2% and 77.4%, respectively, of the Group’s consolidated total assets.  As of December 31, 2010, 2011 and 2012, the Company and its subsidiaries accounted for an aggregate of 34.3%, 19.8% and 22.6%, respectively, of the Company’s total assets (excluding for the purpose of this calculation assets that are subject to involvement with the consolidated affiliated entities).

The financial information of the Company’s VIEs and VIEs’ subsidiaries as of December 31, 2011 and 2012 and for the years ended December 31, 2010, 2011 and 2012 is as follows:

	December 31,
	2011	2012

Total assets	$438,643,462	$243,911,518
Total liabilities	492,507,843	502,598,211

	Year ended December 31,
	2010	2011	2012

Net revenues	$138,056,640	$199,622,163	114,839,319
Net loss	(110,259,691)	(2,762,658)	(204,191,346)
Net cash provided by (used in) operating activities	1,760,983	57,162,780	(13,419,077)
Net cash (used in) provided by investing activities	(55,717,423)	(1,664,123)	2,665,801
Net cash used in financing activities	(58,334,979)	(44,693,807)	(22,772,297)

The Group’s consolidated assets do not include any collateral for VisionChina Media Group’s and Eastlong Advertising’s obligations.

There was no pledge or collateral of the assets either in VisionChina Media Group or Eastlong Advertising as of December 31, 2012.  Creditors of VisionChina Media Group have no recourse to the general credit of CDTC or the Company, which is the primary beneficiary of VisionChina Media Group.  Creditors of Eastlong Advertising have no recourse to the general credit of Eastlong Technology or the Company, which is primary beneficiary of Eastlong Advertising.

As of December 31, 2012, subsidiaries and variable interest entities include the following entities:

		Date of	Place of
	Date of	establishment/	establishment/	Percentage of
Companies	acquisition	incorporation	incorporation	ownership

Subsidiaries of the Company
CDTC	N/A	March 9, 2006	PRC	100%
Aim Sky International Limited (“Aim”)	April 1, 2008	January 1, 2008	British Virgin Islands (“BVI”)	100%
Win Prosper Development Limited	N/A	April 23, 2008	Hong Kong (“HK”)	100%
Century Port Limited (“Century”)	May 1, 2008	March 20, 2008	BVI	100%
Goldwhite Limited (“Goldwhite”)	May 1, 2008	March 21, 2008	BVI	100%
Peak Win Limited (“Peak”)	May 1, 2008	March 19, 2008	BVI	100%
Ahead Smart Holdings Limited (“Ahead”)	August 4, 2008	June 18, 2008	BVI	100%
Vision Best Limited	N/A	September 23, 2009	BVI	100%
Whole Genius Limited	N/A	May 16, 2008	HK	100%
DMG	January 2, 2010	May 15, 2003	BVI	100%
DMG HK	January 2, 2010	October 10, 2003	HK	100%
Eastlong Technology	January 2, 2010	December 10, 2001	PRC	100%
Shenzhen Huachangshi Digital Technology Co., Ltd. (“Huachangshi”)	N/A	November 27, 2008	PRC	100%
Shenzhen Huadingshi Digital Technology Co., Ltd.	N/A	December 20, 2010	PRC	100%
Dienzhi Advertising (Shanghai) Co., Ltd	January 2, 2010	March 19, 2009	PRC	100%

VIE of CDTC
VisionChina Media Group	N/A	April 8, 2005	PRC	note (a)

Subsidiaries of VisionChina Media Group
Shenzhen HDTV Industry Investment Co., Ltd. (“Shenzhen HDTV”)	February 17, 2006	June 16, 2004	PRC	100%
Beijing Beiguang Media Mobile Television Advertising Co., Ltd.	N/A	December 18, 2006	PRC	100%
Beijing Huaguangshi Co., Ltd.	N/A	April 22, 2009	PRC	100%
Beijing Hua Jingshi Media Advertising Co., Ltd.	N/A	July 26, 2007	PRC	100%
Beijing Hua Meishi Advertising Co., Ltd.	N/A	May 25, 2007	PRC	100%
Luzhou Huashi Digital Technology Co., Ltd. (“Luzhou Huashi”)	N/A	November 21, 2009	PRC	100%
Nanjing Hua Meishi Advertising Co., Ltd.	N/A	July 16, 2007	PRC	100%
Shenzhen Hua Meishi Advertising Co., Ltd.	N/A	June 29, 2007	PRC	100%
Shenzhen Huashixin Culture Media Co., Ltd.	N/A	September 3, 2007	PRC	100%
Guangzhou Jiaojian Multimedia Information Technology Co., Ltd.	N/A	October 8, 2007	PRC	50%
Shanghai Junshi Advertising Co., Ltd.	N/A	June 11, 2008	PRC	100%
Xian Qujiang Huachangshi Digital Technology Co., Ltd. (“Xian Huachangshi”)	N/A	November 12, 2009	PRC	100%
Jiangxi Huashi Media Advertising Co., Ltd. (“Jiangxi Huashi”)	N/A	June 17,2011	PRC	100%

VIE of Eastlong Technology
Eastlong Advertising	January 2, 2010	March 30, 2004	PRC	note (b)

Subsidiaries of Eastlong Advertising
Nanjing Metro Operation Information Service Co., Ltd.	January 2, 2010	September 13, 2006	PRC	100%
Shenzhen Metro Operation Information Service Co., Ltd. (“DMG Shenzhen”)	January 2, 2010	August 10, 2005	PRC	100%
Tianjin Metro Operation Information Service Co., Ltd.	January 2, 2010	September 22, 2005	PRC	100%
Dienzhi Advertising (Beijing) Co., Ltd.	January 2, 2010	June 17, 2009	PRC	100%

Notes:

(a)	Through a series of contractual arrangements, VisionChina Media Group became a VIE of CDTC.
(b)	Through a series of contractual arrangements, Eastlong Advertising became a VIE of Eastlong Technology.

As of December 31, 2012, the Group’s equity method investees include the following entities:

	Date of	Date of	Place of	Percentage of
Investee companies	acquisition	establishment	establishment	ownership
Chengdu Mobile Digital Television Company Limited (“Chengdu Mobile”)	N/A	April 29, 2005	PRC	49%
Chongqing Light Rail Information Services Co., Ltd. (“DMG Chongqing”)	January 2, 2011	December 30, 2004	PRC	46.75%
Haerbin China Mobile Television Company Limited (“Haerbin Mobile”)	N/A	November 10, 2005	PRC	49%
Jilin Mobile Television Company Limited (“Jilin Mobile”)	N/A	November 8, 2005	PRC	49%
Dalian Mobile Digital Television Company Limited (“Dalian Mobile”)	N/A	February 20, 2006	PRC	49%
Henan China Digital Mobile Television Company Limited (“Henan Mobile”)	N/A	July 4, 2006	PRC	49%
Hubei China Digital Television Company Limited (“Hubei Mobile”)	N/A	July 26, 2006	PRC	49%
Suzhou China Digital Mobile Television Company Limited (“Suzhou Mobile”)	N/A	February 17, 2007	PRC	49%
Changzhou China Digital Mobile Television Company Limited (“Changzhou Mobile”)	N/A	March 19, 2007	PRC	49%
Ningbo China Digital Mobile Television Company Limited (“Ningbo Mobile”)	N/A	April 5, 2007	PRC	49%
Zhongguanguoji Metro TV (Beijing) Co., Ltd. (“Zhongguanguoji”)	January 2, 2010	December 22, 2005	PRC	49%

In January 2011, the Company disposed of 15.00% equity interest in the DMG Chongqing with a net asset value of $365,373 to a third party noncontrolling shareholder at a consideration of $230,709 with a gain of $175,903.  Upon such disposal, the equity interest of the Company in DMG Chongqing decreased from 61.75% to 46.75%, and the Company’s voting power in board meetings of DMG Chongqing decreased from 60% to 40% while pursuant to the articles of association of DMG Chongqing, 50% or above of votes was required to pass a board resolution.  Therefore, the Company deconsolidated DMG Chongqing upon such disposal, and accounted for it as an equity method investee because the Company can exercise significant influence over DMG Chongqing.  The directors of the Company considered that the operation of the DMG Chongqing is not significant to the Group.

Summary balance sheet information of DMG Chongqing as of the disposal date is as follows:

Cash and cash equivalents	$158,129
Other assets	538,607
Total liabilities	(331,363)
Total identifiable net assets	$365,373

Net cash inflow arising from disposal of equity interest of DMG Chongqing in 2011:
Consideration received	$230,709
Cash and cash equivalents disposed	(158,129)
$72,580

Apart from Zhongguanguoji and DMG Chongqing, the Group’s equity method investees have been separately formed with ten separate parties for the purpose of engaging in provision of digital mobile television advertising services in the PRC.  VisionChina Media Group contributed cash and another investor contributed advertising broadcasting rights to the equity method investees for 49% and 51% equity interests, respectively.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2.                                      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a)                                 Basis of presentation

The consolidated financial statements of the Company have been prepared in accordance with the accounting principles generally accepted in the United States of America (“US GAAP”).

The accompanying consolidated financial statements have been prepared assuming that we will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The realization of assets and the satisfaction of liabilities in the normal course of business are dependent on, among other things, the Company’s ability to generate cash flows from operations, and the Company’s ability to arrange adequate financing arrangements, including the renewal of its bank borrowings and obtaining new bank borrowings, to support its working capital requirements.

The following factors raise substantial doubt about our ability to continue as a going concern for the foreseeable future.

·                  For the year ended December 31, 2012 and 2011, the Group incurred net loss of $246,527,916 and $12,618,254, respectively.

·                  During the year December 31, 2012, the Company experienced negative cash flow of operations of $27,190,937.

·                  As of December 31, 2012, the Group had an overdue consideration payable of $64 million in relation to the DMG Acquisition which is currently the subject of litigation with the DMG selling shareholders as detailed in Note 18 (c) to the consolidated financial statements. In August 2012 the New York Court ordered the Group to transfer $60 million into New York State to be held in the custody of the New York City Sheriff’s Office or into an escrow account controlled by the New York City Sheriff. $4.5 million that were held by the Group outside China was transferred to the New York City Sheriff accordingly as of December 31, 2012. The Group is not able to transfer the remaining balance of $55.5 million as ordered by the New York Court as the Group had cash and cash equivalents of $29 million only as of December 31, 2012 most of which are held by the Company’s subsidiaries or VIEs in China and moreover the Group had not been able to obtain approval from the relevant authority in China to transfer assets or cash held by the Group in China to meet the instructions of the New York Court.

These factors are mitigated by the following plans and actions:

·                  The Group has taken or in process of taking a number of initiatives to reduce costs and improve working capital management.  The Group has been negotiating with a number of vendors, including vendors of concession right contracts, for them to provide the Group with lower prices or more favorable payment terms in order to achieve cost savings. The Group has decided to postpone a substantial portion of its planned capital expenditures for the next twelve months. In addition, the Group has implemented measures to more closely monitor the collection of receivable balances with an aim to improving liquidity.

·                  The Group has successfully negotiated with certain banks and will continue to negotiate with other banks to obtain revolving bank facilities to ensure the Group’s bank borrowings can be renewed on an on-going basis.  From January 1, 2013 to May 30, 2013, the Group has obtained additional secured short-term bank borrowings of $24.2 million with interest rates of 160% of the People’s Bank of China Benchmark rate (“Benchmark Rate”). The Group is currently seeking secured credit facilities from other PRC financial institutes of approximately $48 million which the Group can utilize for working capital purpose in the next twelve-month period.

·                  The Company has performed a review of its cash flow forecast for the twelve months ending December 31, 2013. The Company believes that its operating cash flow will improve in 2013. While management believes the forecast is based on reasonable assumptions, significant assumptions include revenue growth rate of 9%.

Based on the above factors, management believes that adequate sources of liquidity will exist to fund the Group’s working capital and capital expenditure requirements, and to meet its liabilities related to litigation with DMG selling shareholders if the Group is able to obtain approvals to transfer the funds by the relevant authority in China, and to meet short term debt obligations, other liabilities and commitments as they become due.

(b)                                 Principles of Consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and VIEs for which the Company is the primary beneficiary.  All inter-company transactions and balances have been eliminated on consolidation.

(c)                                  Noncontrolling interest

Noncontrolling interest have been reported as a component of equity in the consolidated balance sheets and consolidated statements of changes of equity and comprehensive income for all periods presented.

(d)                                 Significant risks and uncertainties

The Group participates in a young and dynamic industry and believes that changes in any of the following areas could have a material adverse effect on the Group’s future financial position, results of operations or cash flows: advances and trends in new technologies or industry standards; competition; changes in key suppliers; changes in certain strategic relationships; regulatory or other PRC related factors such as PRC tax rules and etc.; risks associated with the Group’s ability to attract and retain employees necessary to support its growth; risks related to VIEs structure as detailed in note 1; and general risks associated with the advertising industry.

The Company is currently involved in litigation with the selling shareholders and former management of DMG as detailed in Note 18 (c).  There can be no assurance that the Company will be successful in defending against any claims in the future.  The damages, costs, expenses and attorneys’ fees arising from any future claims against the Company could have an adverse effect on the Group’s business, results of operations, financial condition and prospects.  In addition, the Group’s reputation may be negatively affected by these or any future allegations.

(e)                                  Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and highly liquid investments which are unrestricted as to withdrawal or use, and which have maturities of three months or less when purchased.

(f)                                    Restricted cash

Restricted cash represents the amount of cash pledged as securities for outstanding bank loans to financial institutions and the bank deposits placed in escrow accounts as the performance security for certain concession agreements and PIDS agreements which are restricted from withdrawal.  Restricted cash pledged as securities for outstanding short-term bank loans to financial institutions is classified as current asset.  Restricted cash related to bank deposits in escrow accounts as the performance security for certain concession agreements and PIDS agreements are classified as current or non-current assets depending on whether or not such agreements are expected to be completed within one year.

(g)                             Accounts receivable

Accounts receivable primarily represent amounts due from customers, which are recorded at the invoiced amount or at an amount in accordance with the contractual terms agreed with the advertising customers, and do not bear interest.  The Group reviews its accounts receivable on a periodic basis and records allowances when there is a doubt as to the collectibility of the balance.  In evaluating the collectibility of the accounts receivable balances, the Group considers various factors, including the age of the balance, customer specific facts and economic conditions.  Accounts receivable balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote.  The Group does not have any off-balance-sheet credit exposure related to its customers.

(h)                             Intangible Assets, net

Intangible assets, which consist of concession contracts, customer base, non-compete agreements technology, trademark and patents are carried at cost less accumulated amortization.  Amortization is calculated using the straight-line method over their respective expected useful lives as follows:

Estimated useful life

Customer base	5 years
Non-compete agreements	10 years
Trademark	10 years
Patents	10 years
Concession contracts	9 years
Technology	9 years

(i)                                Fixed assets, net

Fixed assets are carried at cost less accumulated depreciation and amortization.  Assembly in progress is not depreciated until it is ready for its intended use.

Depreciation and amortization is computed on a straight-line basis over the following estimated useful lives, after taking into account the residual values:

Estimated useful life

Media display equipment	5 years
Computers and office equipment	5 years
Motor vehicles	5 years
Leasehold improvements	lesser of lease terms or the estimated useful lives of the assets

(j)           Investments under equity method

The investments for which the Group has the ability to exercise significant influence are accounted for under the equity method.  Under the equity method, original investments are recorded at cost and adjusted by the Group’s share of undistributed earnings or losses of these entities, by the amortization of intangible assets recognized upon purchase price allocation and by dividend distributions or subsequent investments.  All unrecognized inter-company profits and losses have been eliminated under the equity method.

The Group generates a portion of its revenues from sales of advertising time on mobile television networks which are owned by its equity method investees.  Because the operations of the Group’s investees under equity method form an integral part to the Group’s operating activities, the Group’s share of undistributed earnings or losses of these entities is classified as part of the Group’s operating profit (loss).

When the estimated amount to be realized from the investments falls below its carrying value, an impairment charge is recognized in the consolidated statements of operations when the decline in value is considered other than temporary.

(k)          Other investments

The Group’s investments in non-marketable equity securities for which the Group does not have the ability to exercise significant influence or control are accounted for using the cost method.  Dividends and other distributions of earnings from investees, if any, are recognized in the consolidated statements of operations when declared.  The Group periodically evaluates the carrying value of investments accounted for under the cost method of accounting and any impairment is included in the consolidated statements of operations.

(l)           Impairment of long-lived assets

The Group reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable.  When these events occur, the Group measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition.  If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group recognizes an impairment loss based on the fair value of the assets.  No impairment charge is recognized for long-lived assets during the year ended December 31, 2011.  The Group recorded impairment charges of $49,193,681 and $36,449,082 against intangible assets in the consolidated statements of operations during the year ended December 31, 2010 and 2012, respectively as detailed in Note 8.

(m)         Goodwill

Goodwill is the excess of the consideration transferred over the fair value of the acquired assets and assumed liabilities in a business combination.  Goodwill is not amortized but rather tested for impairment at least annually.  The Company tests goodwill for impairment in December of each fiscal year. Goodwill is also tested for impairment between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying amount.

Specifically, goodwill impairment is determined using a two-step process.  The first step compares the fair value of each reporting unit to its carrying amount, including goodwill.  If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required.  If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of the affected reporting unit’s goodwill to the carrying value of that goodwill.  The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit.  The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill.  An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill.  Estimating fair value is performed by utilizing various valuation techniques, with the primary technique being a discounted cash flow.

Impairment testing for goodwill is done at the reporting unit level.  A reporting unit is an operating segment or one level below an operating segment (also known as a component).

No impairment charge is recognized against goodwill during the year ended December 31, 2011.  The Group recorded impairment charges of $96,526,823 and $142,365,329 against goodwill in the consolidated statements of operations during the year ended December 31, 2010 and 2012, respectively as detailed in Note 7.

(n)          Contingencies

The outcomes of legal proceedings and claims brought against the Company are subject to significant uncertainty.  An estimated loss from a loss contingency such as a legal proceeding or claim is accrued if it is probable that a liability has been incurred and the amount of the loss can be reasonably estimated.  In determining whether a loss should be accrued the Company evaluates, among other factors, the degree of probability of an unfavourable outcome and the ability to make a reasonable estimate of the amount of loss.

(o)          Revenue recognition

(1)                                 Time-based advertising services

For time-based advertising services, the Group recognizes revenues as the advertisements are aired over the contractual term based on the schedules agreed with the customers. Payments received in advance of services provided are recorded as customer deposits.

Revenue is deferred until persuasive evidence of an arrangement exists, delivery has occurred provided that there are no significant post delivery obligations to the customers, the sales price is fixed or determinable, and collection is reasonably assured.

(2)                                 Barter transactions

The Group engages in barter transactions which are generally recorded at fair value.  The revenues contributed by barter transactions accounted for 1%, 6% and 0.3% of the Group’s total revenues for the years ended December 31, 2010, 2011 and 2012, respectively.

(3)                                 Sales of advertising equipment

Sales of advertising equipment comprises sales of media display equipment and PIDS.

Revenues from sales of media display equipment, which are from related parties, are recognized upon delivery, at which time all of the following four criteria are met: (i) pervasive evidence that an arrangement exists; (ii) delivery of the productions and/or services has occurred and risks and rewards of ownership have passed to the customer; (iii) the selling price is both fixed and determinable, and (iv) collection of the resulting receivable is reasonable assured.

The Group entered into certain arrangements for sales of PIDS where it is obligated to deliver multiple products and/or services (multiple elements), including, the equipment necessary for the operation of PIDS, free post-delivery support and training.  The Group is unable to establish vendor-specific objective evidence or third party evidence of fair value for any of the elements in the arrangement because they are not sold separately, nor is the Group able to establish the estimated selling prices for each components in the arrangements for sales of PIDS.  Recognition of revenue from the sales of PIDS is deferred until the earlier of the point at which such sufficient vendor-specific objective evidence does exist or all elements of the arrangement have been delivered.

Advertising equipment revenues are recorded net of value-added tax incurred, which amounted to nil, $1,778,682 and $926,464 for the years ended December 31, 2010, 2011 and 2012, respectively.

(p)          Cost of revenues

Cost of revenues comprises advertising service cost and advertising equipment cost.

Advertising service cost consists primarily of media costs payable under concession contracts, depreciation, amortization of concession contracts and patent, business taxes and surcharges and other operating costs.  Media costs are expensed as incurred.

The amount of business taxes and surcharges included in advertising services cost totalling $3,242,640, $7,334,947 and $3,392,558 for the years ended December 31, 2010, 2011 and 2012, respectively.

Advertising equipment represents the cost incurred for sales of media display equipment and PIDS, including purchase cost of digital television displays and equipment necessary for the operation of PIDS, and post-delivery training and supporting cost for PIDS.  Cost of sales of PIDS is deferred until the corresponding revenue is recognized in the consolidated statements of operations.

(q)          Operating leases

Leases in which substantially all the rewards and risks of ownership of assets remain with the leasing group are accounted for as operating leases.  Payments made under operating leases are charged to the consolidated statement of operations on a straight-line basis over the lease periods.

(r)          Foreign currency translation

The functional and reporting currency of the Company is the United States dollars (“US dollars”).  Monetary assets and liabilities denominated in currencies other than the US dollars are translated into the US dollars at the rates of exchange at the balance sheet date.  Transactions in currencies other than the US dollars during the year are converted into the US dollars at the applicable rates of exchange prevailing on the respective dates of the transactions.  Transaction gains and losses are recognized in the consolidated statements of operations.

The financial records of the Company’s subsidiaries and VIEs are maintained in their respective local currencies, the Renminbi (“RMB”) or Hong Kong Dollar (“HKD”), which are also their respective functional currencies.  Assets and liabilities are translated at the exchange rates at the balance sheet date; equity accounts are translated at historical exchange rates; revenues, expenses and gains and losses are translated using the average rates for the period.  Translation adjustments are reported as cumulative translation adjustments and are recorded within accumulated other comprehensive income in the consolidated statements of changes of equity and comprehensive income (loss).

(s)          Net loss per share

Basic net loss per share is computed by dividing net loss attributable to VisionChina Media Inc. shareholders by the weighted average number of common shares outstanding during the year.  Diluted net loss per share reflects the potential dilution that could occur if securities or other contracts to issue common shares were exercised or converted into common shares.  The Company’s dilutive securities consist of outstanding share options and restricted shares.  Certain common share equivalents (e.g. share options and restricted shares) are excluded from calculation of diluted loss per share as their effect is anti-dilutive.  The Company had outstanding share options amounted to 1,771,824, 1,555,353 and 1,488,696 as of December 31, 2010, 2011 and 2012, respectively.  As of December 31, 2010, 2011 and 2012, the Company had outstanding restricted shares of 243,889, 308,025 and 443,351, respectively.

The following table sets forth the computation of basic and diluted net loss per share.

	Year ended December 31,
	2010	2011	2012

Numerator:
Net loss attributable to VisionChina Media Inc. shareholders	$(151,338,222)	$(12,503,292)	$(246,409,192)

Denominator:
Weighted average shares outstanding-basic	82,739,234	102,047,412	101,351,222
Weighted average number of shares outstanding-diluted	82,739,234	102,047,412	101,351,222

Basic net loss per share	$(1.83)	$(0.12)	$(2.43)
Diluted net loss per share	(1.83)	(0.12)	(2.43)

The above computations of diluted weighted-average number of shares outstanding exclude the effect of potential conversion of shares options and restricted shares into 2,015,713, 1,863,378 and 1,932,320 common shares for the years ended December 31, 2010, 2011, and 2012, respectively, as this would have an antidilutive effect on loss per share.

(t)           Income taxes

Deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities, and operating loss and tax credit carry forwards using enacted tax rates that will be in effect for the period in which the differences are expected to reverse.  The Group records a valuation allowance against the amount of deferred tax assets that it determines is not more likely than not of being realized.  The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date.

The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained.  Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized.  Changes in recognition or measurement are reflected in the period in which the change in judgment occurs.  The Company records interest related to unrecognized tax benefits and penalties, if any, within income tax (expense) benefits.

(u)          Share-based compensation

Share-based payments to employees are measured based on the fair values of share options and restricted shares on the respective grant dates and recognized as compensation expense over the requisite service periods with a corresponding credit to additional paid-in capital.  For share options and restricted shares granted with performance condition that do not affect the exercise price or factors other than vesting or exercisability, compensation expense is accrued if it is probable that the performance condition will be achieved, and compensation expense is not accrued if it is not probable that the performance condition will be achieved.

Share awards issued to non-employees are measured at fair value at the earlier of the commitment date or the date the services is completed and recognized over the period the service is provided or as goods is received.

The Group uses the Black-Scholes option pricing model to measure the value of options granted to non-employees and employees at each measurement date.

(v)          Comprehensive income (loss)

Comprehensive income (loss) includes net income (loss), gain (loss) on available-for-sale securities and foreign currency translation adjustments.  Beginning on January 1, 2012, the Group presents the components of net income, the components of other comprehensive income and total comprehensive income in two separate but consecutive statements.  The consolidated financial statements have been adjusted for the retrospective application of the authoritative guidance regarding presentation of comprehensive income (loss).

(w)         Use of estimates

The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting period.  Significant accounting estimates reflected in the Group’s consolidated financial statements include allowance for doubtful debts, valuations of goodwill and intangible assets, valuation of deferred tax assets and provision for litigation. These estimates are often based on complex judgments and assumptions that management believes to be reasonable but are inherently uncertain and unpredictable.  Actual results could differ from those estimates.

(x)          Government grants

Government grants represent cash subsidies received from the PRC government by the operating subsidiaries or VIEs of the Company Government grants are recognized after the grants have been received and all of the conditions specified in the grant have been met, and are classified as operating or non-operating profit based on the nature of the government grants.

In 2012, the Company received government incentive of $756,757 from the local government for its business operations.  This incentive has been classified as operating profit because it was related to the Company’s business operations.

(y)          Advertising costs

Advertising costs are expensed as incurred.  Advertising costs amounted to $3,519,708, $13,038,126 and $12,126,729 for years ended December 31, 2010, 2011 and 2012, respectively, and were included in selling and marketing expenses.

(z)          Concentration of Risks

Concentration of Credit Risk

Financial instruments that potentially subject the Company to significant concentration of credit risk primarily consist of cash and cash equivalents, restricted cash and accounts receivable.  As of December 31, 2010, 2011 and 2012, substantially all of the Group’s cash and cash equivalents and restricted cash were managed by financial institutions with high credit ratings and quality.  Accounts receivable are typically unsecured and are derived from revenues earned from customers in the PRC.  The risk with respect to accounts receivables is mitigated by credit evaluations performed on the customers and ongoing monitoring of outstanding balances.  The Group maintains and records an allowance for doubtful accounts for estimated losses resulting from the inability of its customers to make required payments.  The allowance for doubtful accounts is based on a review of aging data and specifically identified accounts.  Accounts receivable are charged against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote.  There is no individual customers with balances over 10% of the accounts receivable as of December 31, 2010 and 2011, and one customer accounted for 11% of the accounts receivable as of December 31, 2012.

Current vulnerability due to certain other concentrations

Substantially all of the Group’s businesses are transacted in RMB.  Since the RMB is not a fully convertible currency, all foreign exchange transactions involving the RMB must take place either through the People’s Bank of China or other institutions authorized to buy and sell foreign exchange.  The exchange rates adopted for the foreign exchange transactions are the rates of exchange quoted by the People’s Bank of China.  Approval of foreign currency payments by the People’s Bank of China or other institutions requires submitting a payment application form together with supplier invoices, shipping documents and signed contracts.

(aa)         Fair value of financial instruments

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

A fair value hierarchy is established that requires the Company to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.  The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to measurements involving significant unobservable inputs (Level 3 measurements).  The three levels of the fair value hierarchy are as follows:

·                                          Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

·                                          Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical asset or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

·                                          Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The level in the fair value hierarchy within which a fair value measurement in its entirety falls is based on the lowest level input that is significant to the fair value measurement in its entirety.

The Group did not have any financial assets and liabilities or nonfinancial assets and liabilities that were required to be measured at fair value on a recurring basis as at December 31, 2010, 2011 and 2012.  Other than the impaired goodwill and intangible assets (see Note 7 and Note 8), the Group did not have any assets and liabilities that were measured at fair value on a nonrecurring basis.  The estimated fair value of the impaired goodwill and intangible assets at the time of impairment tests was estimated by applying unobservable inputs to the discounted cash flow valuation methodology that are significant to the measurement of the fair value of these assets (Level 3).

The carrying amounts of financial instruments, which consist of cash and cash equivalents, restricted cash, accounts receivable, amounts due from related parties, other current assets, short-term bank loans, accounts payable, amounts due to related parties, consideration payable and other current liabilities approximate their fair values due to the short term nature of these instruments.

The fair values of investments under the equity method of accounting and other investments accounted for under the cost method of accounting cannot be reasonably estimated without incurring excessive cost.

(ab)         Accounting pronouncements recently adopted

In May 2011, the FASB issued an authoritative pronouncement on fair value measurement.  The guidance is the result of joint efforts by the FASB and International Accounting Standards Board to develop a single, converged fair value framework.  The guidance is largely consistent with existing fair value measurement principles in US GAAP.  The guidance expands the existing disclosure requirements for fair value measurements and makes other amendments, mainly including:

·                                          Highest-and-best-use and valuation-premise concepts for nonfinancial assets-the guidance indicates that the highest-and-best-use and valuation-premise concepts only apply to measuring the fair value of nonfinancial assets.

·                                          Application to financial assets and financial liabilities with offsetting positions in market risks or counterparty credit risk-the guidance permits an exception to fair value measurement principles for financial assets and financial liabilities (and derivatives) with offsetting positions in market risks or counterparty credit risk when several criteria are met.  When the criteria are met, an entity can measure the fair value of the net risk position.

·                                          Premiums or discounts in fair value measure-the guidance provides that premiums or discounts that reflect size as a characteristic of the reporting entity’s holding (specifically, a blockage factor that adjusts the quoted price of an asset or a liability because the market’s normal daily trading volume is not sufficient to absorb the quantity held by the entity) rather than as a characteristic of the asset or liability (for example, a control premium when measuring the fair value of a controlling interest) are not permitted in a fair value measurement.

·                                          Fair value of an instrument classified in a reporting entity’s stockholders’ equity-the guidance prescribes a model for measuring the fair value of an instrument classified in stockholders’ equity; this model is consistent with the guidance on measuring the fair value of liabilities.

·                                          Disclosures about fair value measurements-the guidance expands disclosure requirements, particularly for Level 3 inputs.  Required disclosures include:

(i)                                    For fair value measurements categorized in Level 3 of the fair value hierarchy: (1) a quantitative disclosure of the unobservable inputs and assumptions used in the measurement, (2) a description of the valuation process in place (e.g., how the entity decides its valuation policies and procedures, as well as changes in its analyses of fair value measurements, from period to period), and (3) a narrative description of the sensitivity of the fair value to changes in unobservable inputs and interrelationships between those inputs.

(ii)                                 The level in the fair value hierarchy of items that are not measured at fair value in the statement of financial position but whose fair value must be disclosed.

The guidance is to be applied prospectively and is effective for interim and annual periods beginning after December 15, 2011, for public entities.  Early application by public entities is not permitted.  The Group adopted this pronouncement effectively January 1, 2012, which did not have a significant effect on the Group’s consolidated financial statements.

In June 2011, the FASB issued an authoritative pronouncement to require an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements.  In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income.  The guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity.  The guidance does not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income.  The guidance should be applied retrospectively.  For public entities, the guidance is effective for fiscal years and interim periods within those years, beginning after December 15, 2011.  Early adoption is permitted.  In December 2011, the FASB issued an authoritative pronouncement related to deferral of the effective date for amendments to the presentation of reclassifications of items out of accumulated other comprehensive income.  This guidance allows the FASB to redeliberate whether to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented.  While the FASB is considering the operational concerns about the presentation requirements for reclassification adjustments and the needs of financial statement users for additional information about reclassification adjustments, entities should continue to report reclassifications out of accumulated other comprehensive income consistent with the presentation requirements in effect update the pronouncement issued in June 2011.  The Group adopted this guidance effective January 1, 2012 and presented the total consolidated statements of comprehensive income in two separate but consecutive statements.

In September 2011, the FASB issued an authoritative pronouncement related to testing goodwill for impairment.  The guidance is intended to simplify how entities, both public and non-public, test goodwill for impairment.  The guidance permits an entity to first assess qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test.  The guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011.  Early adoption is permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if a public entity’s financial statements for the most recent annual or interim period have not yet been issued.  The Group adopted this pronouncement effective January 1, 2012, which did not have a significant effect on the Group’s consolidated financial statements, as the Group chose to directly perform the two-step goodwill impairment test for 2012.

(ac)         Recently issued accounting standards

In December 2011, the Financial Accounting Standards Board (“FASB”) has issued an authoritative pronouncement related to Disclosures about Offsetting Assets and Liabilities.  The guidance requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods.  An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented.

In July 2012, the FASB has issued an authoritative pronouncement related to testing indefinite-lived intangible assets, other than goodwill, for impairment.  Under the pronouncement, entities testing indefinite-lived intangible assets for impairment would have the option of performing a qualitative assessment before calculating the fair value of the asset.  If an entity determines, on the basis of qualitative factors, that the indefinite-lived intangible asset is not more likely than not impaired, a quantitative fair value calculation would not be needed.  The amendments are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted.

In February 2013, the FASB issued an authoritative pronouncement related to reporting of amounts reclassified out of accumulated other comprehensive income, to improve the transparency of reporting these reclassifications.  Other comprehensive income includes gains and losses that are initially excluded from net income for an accounting period.  Those gains and losses are later reclassified out of accumulated other comprehensive income into net income.

The guidance expands the exiting disclosure requirement for reporting net income or other comprehensive income in financial statements, including:

·                                          Present (either on the face of the statement where net income is presented or in the notes) the effects on the line items of net income of significant amounts reclassified out of accumulated other comprehensive income - but only if the item reclassified is required under U.S.  GAAP to be reclassified to net income in its entirety in the same reporting period.

·                                          Cross-reference to other disclosures currently required under U.S.  GAAP for other reclassification items (that are not required under U.S.  GAAP) to be reclassified directly to net income in their entirety in the same reporting period.  This would be the case when a portion of the amount reclassified out of accumulated other comprehensive income is initially transferred to a balance sheet account (e.g., inventory for pension-related amounts) instead of directly to income or expense.

For public entities, the guidance is effective for reporting periods beginning after December 15, 2012.  Early adoption is permitted.  The Group will adopt this pronouncement on January 1, 2013, and do not expect the adoption of this pronouncement will have a significant impact on its financial condition or results of operations.

ACQUISITIONS	12 Months Ended
Dec. 31, 2012
ACQUISITIONS
ACQUISITIONS

3.                                      ACQUISITIONS

Acquisitions in 2008

Between April 1, 2008 and August 4, 2008, the Group acquired a 100% equity interest in the following entities: Peak, Aim, Golden, Goldwhite, Ahead and Century.  These six entities are investing holding companies which own six different advertising agency businesses and were acquired by the Group separately from six unrelated entities.  The purpose of the acquisitions was to leverage the blue-chip customer base of the advertising planning companies and integrate their strong sales teams into the Group’s sales network to increase value for shareholders.  The purchase price was comprised entirely of contingent consideration based on multiples ranging from 1.0 to 2.3 on the Earnings (as defined below) of the respective acquired businesses for the years ended December 31, 2008, 2009 and 2010, contingent upon the collection of the relevant revenues of respective acquired businesses (the “Earn-out Consideration”).  The Earnings represent advertising service revenues generated by the acquired business as deducted by the relevant operating costs and expenses (including media costs, business taxes and surcharges, sales and marketing expenses, general and administrative expenses, allowance for doubtful accounts) incurred by the corresponding acquired business (“Earnings”).  The Earnout Consideration is assessed quarterly and to be settled on demand.

Earn-out Consideration is accounted for as the purchase price of the acquired businesses when the contingency as stipulated in the acquisition agreements are resolved, that is when the relevant revenues of the respective acquired businesses for the years ended December 31, 2008, 2009 and 2010 are collected, by recording additional goodwill with a corresponding credit to consideration payable.

The following table summarizes the movements of the Earn-out Consideration payables:

	Peak	Aim	Golden	Goldwhite	Ahead	Century	Total
At January 1, 2010	$28,038,118	$5,295,120	$5,635,961	$6,092,346	$7,268,198	$4,874,243	$57,203,986
Additional Earn-out Consideration for 2009	—	6,405,393	2,577,464	6,330,350	5,890,039	650,285	21,853,531
Earn-out Consideration for 2010	2,309,706	983,706	495,138	1,337,715	638,150	463,174	6,227,589
Less: Cash settlements in 2010	(23,776,583)	(10,921,164)	(7,281,461)	(9,904,807)	(11,930,914)	(4,694,249)	(68,509,178)
Offset by prepayment	(6,571,241)	(1,225,057)	(1,427,102)	(3,855,604)	—	(1,271,392)	(14,350,396)

At December 31, 2010	$—	$537,998	$—	$—	$1,865,473	$22,061	$2,425,532
Additional Earn-out Consideration for 2011	—	—	—	—	1,338,072	—	1,338,072
Less: Cash settlements in 2011	—	(537,998)	—	—	(761,130)	(22,061)	(1,321,189)
Offset by prepayment	—	—	—	—	(2,442,415)	—	(2,442,415)

At December 31, 2011 and 2012	$—	$—	$—	$—	$—	$—	$—
Recorded in the balance sheet
As of December 31, 2011 and 2012 as:
- Current	$—	$—	$—	$—	$—	$—	$—
- Non-current	—	—	—	—	—	—	—

The Earn-out Consideration payable was fully settled during the year ended December 31, 2011.  Such arrangement is completed as of December 31, 2011.

Acquisition in 2010

On October 15, 2009, the Company entered into an agreement with DMG to acquire a 100% equity interest in DMG (the “DMG Acquisition”).  Prior to the acquisition, DMG through its subsidiaries and VIE, was principally engaged in selling advertising time on its out-of-home digital television networks in subway platforms in the PRC and HK.  The purpose of this acquisition is to eliminate the competition with DMG and increase the Group’s market share in selling advertisement time on mobile digital television networks in the PRC.  The acquisition was completed in January 2010.  The total fair value of consideration on the acquisition date of $166,534,458 is payable by means of cash and/or the Company’s common shares to the selling shareholders of DMG in three instalments over two years, including an initial instalment of $100,000,000 payable at the closing of the transaction.  The initial instalment of consideration consists of payment of $40,000,000 in cash (the “ First Cash Instalment”) and the delivery of 8,476,013 common shares of the Company.  The agreement specifies that the two subsequent instalments of $30,000,000 each, in which $20,000,000 will be payable in cash and $10,000,000 will be payable, at the election of the selling shareholders of DMG, either in cash or in common shares of the Company, is due on the first and second anniversaries of the closing of the transaction, which is in 2011 and 2012, respectively.  The 8,476,013 common shares issuable to the selling shareholders of DMG under the initial instalment are subject to a one-year lock-up period.  For the $10,000,000 payable in cash or in common shares of the Company in each of the two subsequent instalments, if the selling shareholders of DMG elected to receive common shares, the agreement specifies that these common shares are to be subject to a lock-up period of 3 months from the date of issuance.  The transaction cost in relation to the DMG Acquisition was approximated to $472,000 which is included in general and administrative expense for the year ended December 31, 2010.

Pursuant to the agreement, the Group placed $40,000,000 in the designated escrow account in 2009, $36,000,000 of which was subsequently released as payment for the First Cash Instalment during the year ended December 31, 2010.  The remaining deposit of $4,000,000 is expected to be released to the selling shareholders of DMG by the escrow agent when the litigation with the selling shareholders and former management of DMG as set out in Note 18(c) is completed, and is recorded in the consolidated balance sheet within prepaid expenses and other current assets (see Note 5) as of December 31, 2011 and 2012.  Upon release, the remaining deposit will be offset against the current portion of consideration payable relating to the first instalment of consideration.  The Company issued 8,476,013 new common shares in 2010 for the DMG Acquisition, 7,628,412 common shares of which have been released to the selling shareholders of DMG in 2010, while the remaining 847,601 common shares have not been released to the selling shareholders of DMG as of December 31, 2011 and 2012.

The second and third instalments of consideration with total amount of $60,000,000 and the remaining deposit of $4,000,000 for the DMG Acquisition are recorded within current portion of consideration payable on the consolidated balance sheet as of December 31, 2011 and 2012.

The Company accounted for this business combination using the acquisition method of accounting.  The following table summarizes the consideration paid for DMG Acquisition and the amounts of the assets acquired and liabilities assumed recognized based on their fair values as of the acquisition date, as well as the fair value at the acquisition date of the noncontrolling interest in DMG.

	As of	Amortization
	Acquisition date	period
Consideration
Cash (Note a)	$79,311,438
Equity instruments (8,476,013 common shares of the Company) (Note b)	67,567,386
Cash / Equity instruments (Note c)	19,655,634
Fair value of total consideration transferred	$166,534,458

Recognized amounts of identifiable assets acquired and liabilities assumed
Identifiable intangible assets
- Concession contracts	$90,653,467	9 years
- Technology	336,838	9 years
- Non-compete agreements	161,097	10 years
Cash and cash equivalents	3,840,983
Restricted cash	42,409,500
Fixed assets	6,795,102
Trade and other receivables and other assets	9,175,868
Short-term bank borrowings	(42,898,604)
Trade and other payables and other current liabilities	(10,631,163)
Deferred tax liabilities - non-current	(22,787,850)
Total identifiable net assets	$77,055,238
Noncontrolling interest	(2,403)
Goodwill	89,481,623
	$166,534,458
Cash flows arising on acquisition in 2010:
Cash and cash equivalents acquired	$3,840,983

Notes:

(a)                                 This amount represents the cash deposit of $40,000,000 paid in 2009 (see Note 11) and fair value of the portion of consideration payable to be settled in cash totalling $40,000,000 due in 2010 and 2011.  As of December 31, 2012, the consideration payable of $40,000,000 due in 2012 remains unpaid as a result of the litigation with the selling shareholders of DMG as set out in Note 18(c).

(b)                                 The Company issued 8,476,013 common shares in 2010 for the DMG Acquisition, 7,628,412 common shares of which has been released to the selling shareholders of DMG in 2010, while the remaining 847,601 common shares has not been released to the selling shareholders of DMG as of December 31, 2011 and 2012.

(c)                                  This amount represents fair value of the portion of consideration payable totalling $20,000,000, which pursuant to the agreement should be settled, at the election of the selling shareholders of DMG, either in cash or in common shares of the Company, in 2010 and 2011.  As of December 31, 2011 and 2012, the overdue consideration payable of $20,000,000 remains unpaid as a result of the litigation with the selling shareholders and former management of DMG as set out in Note 18(c).

The fair values of intangible assets were derived from a valuation report prepared with the assistance of an unrelated valuation expert.

The fair value of the 8,476,013 common shares issued as part of the consideration paid for DMG Acquisition was determined based on the closing market price of the Company’s common shares on the acquisition date, adjusted for lower liquidity of lock-up period of such shares.

The fair value of the trade and other receivables and other assets includes accounts receivable with a fair value of $3,719,694.  The gross amount due under the contracts is $3,923,478, of which $203,784 is expected to be uncollectible.

The amount of goodwill resulting from the purchase price allocation represents the premium paid for potential synergies expected to be generated from the acquisition.  None of the goodwill recognized is expected to be deductible for income tax purposes.

The fair value of the noncontrolling interest in DMG, a private entity, was estimated by applying the income approach and the market approach.  This fair value measurement is based on significant inputs that are not observable in the market and thus represents a Level 3 measurement.  Key assumptions include a discount rate of 16%, a terminal value based on long-term sustainable growth rates of 3%, and adjustments because of the lack of control or lack of marketability that market participants would consider when estimating the fair value of the noncontrolling interest in DMG.

Please refer to Note 18(c) for further details on the litigation with the selling shareholders and former management of DMG.

ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2012
ACCOUNTS RECEIVABLE
ACCOUNTS RECEIVABLE

4.                                      ACCOUNTS RECEIVABLE

	December 31,
	2011	2012
Accounts receivables	$70,711,270	$46,158,050
Less: Allowance for doubtful accounts	(4,427,016)	(9,414,581)
	$66,284,254	$36,743,469

Movements in allowance for doubtful accounts

	December 31,
	2011	2012
Balance at beginning of the year	$1,241,874	$4,427,016
Foreign exchange adjustment	117,793	35,972
Current year additions	3,067,349	4,951,593
	$4,427,016	$9,414,581

As at December 31, 2011 and 2012, the Group had billed account receivables of $39,777,899 and $34,822,040 and unbilled account receivables of $30,933,371 and $11,336,010, respectively.  Unbilled account receivables represent amounts earned under advertising contracts in progress but not billable at December 31, 2011 and 2012.  These amounts become billable according to contract term.  The Group anticipates that substantially all of such unbilled amounts will be billed and collected within twelve months of the balance sheet date.

PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2012
PREPAID EXPENSES AND OTHER CURRENT ASSETS
PREPAID EXPENSES AND OTHER CURRENT ASSETS

5.                                      PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

	December 31,
	2011	2012
Advances to suppliers	$5,733,241	$7,039,523
Prepaid expenses	11,188,313	5,067,824
Barter goods	5,463,771	4,355,479
Deposit for DMG Acquisition	4,000,000	4,000,000
Other deposits	2,697,970	1,066,166
Other current assets	5,194,858	5,278,902
	$34,278,153	$26,807,894

Advances to suppliers mainly represent prepayment for media costs.  Other deposits mainly represent deposits for media cost agreements that will expire within one year.

FIXED ASSETS, NET	12 Months Ended
Dec. 31, 2012
FIXED ASSETS, NET
FIXED ASSETS, NET

6.                                      FIXED ASSETS, NET

Fixed assets consist of the following:

	December 31,
	2011	2012
Media display equipment	$21,481,364	$22,038,529
Computers and office equipment	3,162,839	3,705,490
Motor vehicles	587,191	611,559
Leasehold improvements	1,874,572	2,141,980
Sub-total	27,105,966	28,497,558
Less: accumulated depreciation and amortization	(13,468,214)	(17,715,392)
	$13,637,752	$10,782,166

Depreciation and amortization expense was $4,345,512, $4,777,754 and $4,620,658 for the years ended December 31, 2010, 2011 and 2012, respectively.

Included in media display equipment are assembly in progress of $2,243,574 and $1,069,112 as of December 31, 2011 and 2012, respectively.  These assets are expected to be placed in service in the following year.

GOODWILL	12 Months Ended
Dec. 31, 2012
GOODWILL
GOODWILL

7.                                      GOODWILL

The Group’s goodwill primarily arises from the business acquisitions and subsequent settlement of contingent consideration of these acquisitions.  The changes in the carrying amount of goodwill for the years ended December 31, 2011 and 2012 are as follows:

Balance as of January 1, 2011		$134,570,979
Representing:
- gross goodwill	$231,097,802
- accumulated impairment loss	(96,526,823)

Net exchange differences		5,497,405
Addition as a result of contingent consideration resolved (note 3)		1,338,072

Balance as of December 31, 2011		$141,406,456
Representing:
- gross goodwill	$244,853,445
- accumulated impairment loss	(103,446,989)

Net exchange differences		958,873
Impairment loss		(142,365,329)
Balance as of December 31, 2012		$—

Representing:
- gross goodwill	$246,843,017
- accumulated impairment loss	(246,843,017)

Goodwill impairment in 2011

The Company performed the 2011 annual impairment test for each reporting unit in December 2011 by comparing the carrying value of each reporting unit, inclusive of assigned goodwill, to its respective fair value, i.e.  step 1 of the two-step impairment test.  The Company estimated the fair value of these reporting units by using a discounted cash flow methodology.  The valuation technique is based on a number of estimates and assumptions, including the projected future cash inflow from the reporting units, appropriate discount rates and long-term growth rates.  Based on this quantitative test, the Company determined that the fair value of each reporting unit tested in 2011 exceeded its carrying amount and, therefore, step 2 of the two-step goodwill impairment test was unnecessary.  The Company concluded that goodwill was not impaired for the year ended December 31, 2011.

Goodwill impairment in 2012

In light of the following changed facts and circumstances, which indicated a potential impairment loss on the goodwill of reporting unit: (1) the early termination of the concession right agreement in Shanghai subway in June 2012 due to relevant revenue being outweighed by significant media costs which was not anticipated in the 2011 impairment assessments and (2) significantly weaker advertising spending outlook compared to the Company’s cash flow projection used in 2011 impairment assessment due to the slowing down of economic growth in China since the second quarter of 2012, the Company therefore performed an impairment analysis for the reporting unit in June 2012.  The Company performed the first step of its goodwill impairment test and determined that the carrying value of the reporting unit exceeded their fair value.  The fair value of the reporting unit was estimated using a discounted cash flow methodology through internal analysis, which utilizes income approach through the application of discounted cash flow method.  The valuation technique is based on a number of estimates and assumptions, including the projected future cash inflow from the reporting unit, appropriate discount rates of 20% and terminal growth rate of 0%.  Having determined that the goodwill was potentially impaired, the Company began performing the second step of the goodwill impairment analysis which involved calculating the implied fair value of the goodwill by allocating the fair value of the reporting unit to all of their assets and liabilities other than goodwill and comparing the residual amount to the carrying value of goodwill.  Accordingly, the Company recorded impairment losses of $142,365,329 against the goodwill allocated to the reporting unit for the year ended December 31, 2012.

INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2012
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

8.                                      INTANGIBLE ASSETS, NET

As of December 31, 2011 and 2012, the Group had the following amounts related to the intangible assets:

	Weighted	December 31, 2011				December 31, 2012
	average		Accumulated	Impairment	Net Carrying		Accumulated	Impairment	Net Carrying
	economic life	Cost	amortization	loss	values	Cost	amortization	loss	values
Customer base	5 years	$12,899,107	$(6,635,203)	$(5,366,440)	$897,464	$13,003,920	$(6,850,171)	$(6,153,749)	$—
Non-compete agreements	10 years	4,141,808	(1,132,013)	(2,550,882)	458,913	4,175,461	(1,093,080)	(3,082,381)	—
Patents	10 years	252,507	(63,264)	—	189,243	270,429	(86,457)	—	183,972
Trademark	10 years	138,533	(27,707)	—	110,826	232,853	(50,134)	—	182,719
Concession contracts	9 years	97,445,016	(16,597,474)	(42,966,808)	37,880,734	98,236,816	(19,098,460)	(79,138,356)	—
Technology	9 years	362,074	(42,896)	(319,178)	—	365,016	(40,557)	(324,459)	—
		$115,239,045	$(24,498,557)	$(51,203,308)	$39,537,180	$116,284,495	$(27,218,859)	$(88,698,945)	$366,691

The Company estimates the fair value of the intangible assets through internal analysis, which utilizes income approach through the application of discounted cash flow method.  The valuation technique is based on a number of estimates and assumptions, including the projected future cash inflow from the intangible assets, appropriate discount rates and long-term growth rates.  For the year ended December 31, 2012, the Group recorded an impairment loss of $36,449,082 on its intangible assets due to poorer than expected performance of the Group in 2012 as detailed in Note 7.

No impairment loss on intangible assets was recorded during the year ended December 31, 2011.

The Group recorded amortization expense as follows:

	December 31,
	2010	2011	2012
Cost of revenue	$10,184,158	$5,322,301	$2,727,084
Selling and marketing expense	1,846,770	740,238	379,008
General and administrative expense	33,805	35,647	45,642
	$12,064,733	$6,098,186	$3,151,734

INVESTMENTS UNDER EQUITY METHOD	12 Months Ended
Dec. 31, 2012
INVESTMENTS UNDER EQUITY METHOD
INVESTMENTS UNDER EQUITY METHOD

9.                                      INVESTMENTS UNDER EQUITY METHOD

As of December 31, 2011 and 2012, the Group had, in total, eleven equity method investees which are engaged in provision of digital mobile television advertising services in the PRC.  The Group has accounted for these investments using the equity method of accounting.

The combined results of operations and financial position of these investments are summarized below:

	Year ended December 31,
	2010	2011	2012
Condensed statement of operations information:
Revenue	$8,224,393	$10,463,451	$11,970,674
Net (loss) income	(527,690)	1,125,147	949,340
Group’s equity in net (loss) income of investees	$(258,568)	$548,809	$465,175

	December 31,
	2011	2012
Condensed balance sheet information:
Current assets	$10,576,931	$13,596,732
Non-current assets	5,023,418	3,853,123
Total assets	15,600,349	17,449,855
Current liabilities	5,073,679	5,887,964
Equity	10,526,670	11,561,891
Total liabilities and equity	15,600,349	17,449,855
Group’s share of net assets	$5,154,181	$5,661,406

As of December 31, 2011 and 2012, the carrying value of the Group’s investments under the equity method was $7,200,301 and $7,304,745, respectively.  The difference between the carrying value of the Group’s investments under the equity method and the Group’s share in its investees’ net assets was attributable to the elimination of unrealised profits on the sales of certain media display equipment to its investees; and the adjustment attributable to intangible assets, which represent the broadcasting rights contributed by the investors, identified on formation and its related amortization.

OTHER INVESTMENTS	12 Months Ended
Dec. 31, 2012
OTHER INVESTMENTS
OTHER INVESTMENTS

10.                               OTHER INVESTMENTS

In 2006, the Group acquired a 25% equity interest in Shenzhen Mobile Television Company Limited (“Shenzhen Mobile”), through VisionChina Media Group’s subsidiary, Shenzhen HDTV.  Shenzhen Mobile was established in the PRC and engages in the provision of digital mobile television advertising services in the PRC.  Although the Group has 25% voting power in board meetings of Shenzhen Mobile, the Group cannot exercise significant influence over Shenzhen Mobile’s operating and financial activities because the remaining 75% voting power is dominated by a sole controlling shareholder of Shenzhen Mobile and only that sole controlling shareholder can appoint key management personnel in Shenzhen Mobile.  The Group accounts for this investment using the cost method of accounting.  During the year ended December 31, 2011 and 2012, the Group received dividend income from Shenzhen Mobile of $142,265 and $162,100, respectively.  The Group did not receive any dividend income from Shenzhen Mobile for the years ended December 31, 2010.

In 2006, the Group acquired a 14% equity interest in Wuxi Guangtong Digital Mobile Television Company Limited (“Guangtong Mobile”).  During the year ended December 31, 2009, all equity holders of Guangtong Mobile made an additional capital injection and in order to retain the same percentage of ownership, the Company also made an additional capital injection of $389,048.  Guangtong Mobile was established in the PRC and engages in the provision of digital mobile television advertising business in the PRC.  As the Group has 14.2% voting power in board meetings of Guangtong Mobile,  the Group accounts for this investment using the cost method of accounting.

In 2011, the Group acquired a 20% equity interest in Shenzhen Eastlong Huatong Technology Development Company Limited (“Eastlong Huatong”) at a consideration of $157,423.  Eastlong Huatong was established in the PRC and engages in development of multimedia interactive information system for subway in PRC.  As the Group does not have any voting power in board meetings of Eastlong Huatong, the Group cannot exercise significant influence over Eastlong Huatong’s operating and financial activities.  The Group accounts for this investment using the cost method of accounting.

LONG-TERM PREPAYMENTS AND DEPOSITS	12 Months Ended
Dec. 31, 2012
LONG-TERM PREPAYMENTS AND DEPOSITS
LONG-TERM PREPAYMENTS AND DEPOSITS

11.                               LONG-TERM PREPAYMENTS AND DEPOSITS

Long term prepayments and deposits consist of the following:

	December 31,
	2011	2012
Prepayments for acquisition of fixed assets	$1,132,235	$722,036
Other deposits	16,915,183	14,345,274
Other long-term prepayments	1,848,767	2,469,295
	$19,896,185	$17,536,605

Other deposits mainly represent deposits for concession contracts.

BANK LOANS AND FACILITIES	12 Months Ended
Dec. 31, 2012
BANK LOANS AND FACILITIES
BANK LOANS AND FACILITIES

12.                               BANK LOANS AND FACILITIES

As of December 31, 2012, the Group has $9 million (approximate to RMB57 million), RMB denominated, secured revolving credit facility scheduled to expire on June 24. 2013 (the “Facility”) granted by Bank of China (Shenzhen branch) (“BOC(SZ)”) to CDTC.  The Facility is secured by restricted cash of $10 million.  The Facility is available for general corporate working capital purposes at an interest rate of the Benchmark Rate.  As of December 31, 2012, there were borrowings of $9 million (see below). The unutilised amount of the Facility was nil as of December 31, 2012.  The Group’s bank loans consist of the following:

	December 31,
	2011	2012
BOC (SZ)
- Interest rate at Benchmark Rate, denominated in RMB	$—	$8,998,429
China Construction Bank (Shenzhen branch) (“CCB(SZ)”)
- Interest rate at 110% of Benchmark Rate, denominated in RMB(1)	20,465,028	—
Total bank loans	20,465,028	8,998,429
Less: Amount due within one year shown under current liabilities	20,465,028	8,998,429
Amount due after one year shown under non-current liabilities	$—	$—

Note:

(1)       The amounts were repaid in full in June 2012.

In January 2013, the Group has entered into another $24 million (approximate to RMB150 million) RMB denominated secured revolving credit facility, granted by CCB(SZ) to a VIE, VisionChina Media Group, scheduled to expire on January 13, 2014 (the “CCB Facility”).  The CCB Facility is secured by accounts receivable of VisionChina Media Group. The CCB Facility is available for general corporate working capital purposes at an interest rate of 160% of the Benchmark Rate.  The CCB Facility contains restrictive financial covenant of maintaining a leverage ratio of 65% by VisionChina Media Group.  Violation of such covenant could result in a default under the CCB Facility, which would permit the CCB(SZ) to terminate the CCB Facility available to the Group and require immediate repayment from the Group of any outstanding loans advanced under the CCB Facility.   As of date of this report, there were borrowings of $24 million and the unutilised amount of the CCB Facility was nil as of date of this report.

ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2012
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

13.                               ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	December 31,
	2011	2012

Accrued payroll and welfare	$3,606,301	$3,800,756
Customer deposits	3,847,119	4,964,622
Accrued penalty interest for overdue considerable payable (Note 18(c))	3,375,000	9,368,145
Accrued expenses	6,166,161	6,642,338
Other current liabilities	1,819,969	1,435,398
	$18,814,550	$26,211,259

COMMON SHARES	12 Months Ended
Dec. 31, 2012
COMMON SHARES
COMMON SHARES

14.                               COMMON SHARES

There were 101,313,015 common shares issued and outstanding as of December 31, 2011 after the issuance of 17,375,479 common shares to Focus Media Holding Limited, JJ Media Investment Holding Limited and an existing shareholder of the Company at the price of $3.97 per share in January 2011, the repurchase of 1,062,450 common shares at an average price of $1.77 per share by the Company pursuant to a share repurchase program during the year ended December 31, 2011, and the issuance of 105,098 common shares as a result of the exercise of 88,334 share options and issuance of 16,764 restricted shares (see Note 16).

There were 101,366,544 common shares issued and outstanding as of December 31, 2012 after the the issuance of 53,529 common shares as a result of the exercise of 39,100 share options and issuance of 14,429 restricted shares (see Note 16).

INCOME TAXES	12 Months Ended
Dec. 31, 2012
INCOME TAXES
INCOME TAXES

15.                               INCOME TAXES

The Company is a tax exempted company incorporated in the Cayman Islands and conducts substantially all of its business through its PRC subsidiaries, CDTC and Eastlong Technology, and their VIEs, VisionChina Media Group and Eastlong Advertising.

Cayman Islands and BVI

The Company which was incorporated in the Cayman Islands and its subsidiaries incorporated in Cayman Islands and BVI are all not subject to income tax under the current laws of the Cayman Islands and BVI.  In addition, payments of dividends by the Company to its shareholders, are not subject to Cayman Islands or BVI withholding tax.

Hong Kong

The Company’s subsidiaries established in HK are subject to HK profits tax on all profits (excluding profits arising from the sale of capital assets, dividend income and interest income) arising in or derived from HK from its trade, profession or business.  The normal applicable profits tax rate is 16.5%.

The PRC

On January 1, 2008, the new enterprise income tax (“EIT”) law in the PRC (the “New EIT Laws”) took effect.  It applies a uniform tax rate of 25% for all enterprises (including foreign-invested enterprises) and revoked the current tax exemption, reduction and preferential treatments applicable to foreign-invested enterprises.  However, there is a transition period for enterprises, whether foreign-invested or domestic, that were receiving preferential tax treatments granted by relevant tax authorities at the time when New EIT Law took effect.  Enterprises that were subject to an EIT rate lower than 25% prior to January 1, 2008 may continue to enjoy the lower rate and gradually transition to the new tax rate over the five year period after the effective date of the New EIT Law.  According to the implementation regulations, during the transition period the EIT rate for CDTC, Shenzhen HDTV and DMG Shenzhen is 18%, 20%, 22%, 24% and 25% in the years 2008, 2009, 2010, 2011, 2012, respectively.

In accordance with a circular issued in November 2008, VisionChina Media Group has been recognized as a state-encouraged high-new technology enterprise since 2008, and the status is valid for a period of three years and was therefore entitled to a preferential tax rate of 15% in 2008, 2009 and 2010.  In October 2011, VisionChina Media Group obtained the approval to continue being recognized as a state encouraged high-new technology enterprise in 2011, 2012, and 2013, and is entitled to a preferential tax rate of 15% in these three years, subject to tax authority approval at the end of each year.

In accordance with a circular issued in December 2010, Eastlong Technology has been recognized as a state-encouraged high-new technology enterprise starting from 2010, and the status is valid for a period of three years.  Eastlong Technology is thus entitled to a preferential tax rate of 15% in 2010, 2011 and 2012, subject to tax authority approval at the end of each year.  As such the EIT rate for Eastlong Technology is 15% in each of the years of 2010, 2011 and 2012, respectively.

Xian Huachangshi and Huadingshi were established subsequent to the promulgation of the New EIT Law and as such, it is subject to the uniform income tax rate of 25%.

Luzhou Huashi was established in Sichuan.  It is recognized as a “Local government encouraged company” and is entitled to a reduced tax rate of 7.5% for the years ended December 31, 2010 and 2011 and a reduced tax rate of 12.5% for the year ended December 31, 2012.

Notwithstanding the applicable statutory tax rates noted above, in 2011 and 2012, under the direction of the relevant in-charge tax authority, Jiangxi Huashi applied a deemed-profit-rate method for its annual tax filings in 2011 and 2012.  Pursuant to the deemed-profit-rate method, taxable income for Jiangxi Huashi was deemed at 16% of revenues.  An additional amount of $630,000 and $397,000 would otherwise have been payable if deemed-profit-rate method is not allowed for the years ended December 31, 2011 and 2012, respectively.

The Company and its other subsidiaries in the PRC have minimal operations and the Group has minimal operations in jurisdictions other than the PRC.

The current and deferred components of the income tax expenses (benefits) appearing in the consolidated statements of operations are as follows:

	Year ended December 31,
	2010	2011	2012

Current tax	$(193,330)	$162,845	$125,733
Deferred tax	(18,008,959)	(956,260)	(7,673,154)
	$(18,202,289)	$(793,415)	$(7,547,421)

The principal components of the Group’s deferred income tax assets and liabilities are as follows:

	December 31,
	2011	2012

Deferred tax assets:
Net operating loss carrying forward	$7,002,554	$18,682,444
Total deferred tax assets	7,002,554	18,682,444
Valuation allowance on deferred tax assets	(4,284,387)	(18,238,463)
Net deferred tax assets (non-current)	$2,718,167	$443,981

Deferred tax liabilities:
Intangible assets (non-current)	$9,808,291	$—

Movement of valuation allowance

	Year ended December 31,
	2010	2011	2012

At the beginning of the year	$2,112,994	$13,210,882	$4,284,387
Arising from DMG Acquisition	10,364,217	—	—
Tax loss expired	—	(9,030,073)	(500,181)
Liquidation of a subsidiary	—	(66,176)	(263,329)
Exchange realignment	613,465	225,275	17,069
Change in tax rate	(1,285,778)	9,329	(225,318)
Change for the year	1,405,984	(64,850)	14,925,835
At the end of the year	$13,210,882	$4,284,387	$18,238,463

A valuation allowance has been provided on the deferred tax assets because the Group believes that it is not more likely than not that the assets will be utilized.  As of December 31, 2011 and 2012, a valuation allowance was provided for the deferred tax assets relating to the future benefit of net operating loss carry forward as the management determined that the utilization of those net operating loss carry forward is not more likely than not.  If events occur in the future that allow the Group to realize more of its deferred tax assets than the presently recorded amount, an adjustment to the valuation allowance will be made when those events occur.

As of December 31, 2012, the Group had net operating loss carry forward of approximately $2,893,672, $13,019,087, $6,063,929, $5,710,930 and $50,720,129 that will expire in the years ending December 31, 2013, 2014, 2015, 2016 and 2017, respectively.

A reconciliation of the income tax benefits to the amount computed by applying the current tax rate to loss before income taxes in the statements of operations is as follows:

	Year ended December 31,
	2010	2011	2012

Expected taxation at PRC EIT statutory rate of 25%	$(42,364,813)	$(3,352,917)	$(63,518,834)
Effect of different tax rates	(4,698,082)	251,879	1,749,282
Effect of loss that cannot be carried forward	1,785,662	1,419,225	2,447,707
Tax expense arising from items which are not deductible or not taxable for tax purpose:
- non-deductible entertainment expenses	1,269,481	592,257	1,027,013
- goodwill impairment	24,131,706	—	29,467,644
- others, net	528,275	792,187	1,070,292
Effect of tax exemption and tax concessions	(67,172)	(175,571)	5,283,567
(Overprovision) underprovision in prior years	(193,330)	(255,625)	73
Change in valuation allowance	1,405,984	(64,850)	14,925,835
Total income tax benefit	$(18,202,289)	$(793,415)	$(7,547,421)

The amounts of $67,172 and $175,571 would otherwise have been payable without tax exemptions and tax concessions for the years ended December 31, 2010 and 2011, respectively.  In addition, $0.001 and $0.002 would have been deducted from the basic net loss per share for the years ended December 31, 2010 and 2011, respectively.

Uncertainties exist with respect to how the PRC’s current income tax law applies to the Company’s overall operations, and more specifically, with regard to tax residency status.  The New EIT Law includes a provision specifying that legal entities organized outside of the PRC will be considered residents for PRC income tax purposes if their place of effective management or control is within PRC.  The Implementation Rules to the New Law provide that non-resident legal entities will be considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc. occurs within the PRC. Due to the present uncertainties resulting from the limited PRC tax guidance on this issue, it is unclear that the legal entities organized outside of PRC should be treated as residents for New EIT Law purposes. Because substantially all of he Company’s revenues on a consolidated basis are generated in the PRC, and the Company’s legal entities organized outside of the PRC does not generate any taxable income on a standalone basis, even if one or more of the Company’s legal entities organized outside of the PRC were characterized as PRC tax residents, the Company does not expect any significant adverse impact on the Company’s consolidated results of operations.

Aggregate undistributed earnings of the Company’s subsidiaries and VIEs in the PRC that are available for distribution to the Company of approximately $2.0 million at December 31, 2012 are considered to be indefinitely reinvested under FASB ASC 740, and accordingly, no provision has been made for the PRC dividend withholding taxes that would be payable upon the distribution of those amounts to the Company.  However, the actual amount of earnings distributable to the Company from its subsidiaries and VIEs in the PRC could vary as a result of the restrictions and procedures governed by the relevant tax authorities and the State Administration of Foreign Exchange.  In an announcement formally made on February 22, 2008, the PRC authorities clarified that the distributions made out of undistributed earnings that arose prior to January 1, 2008 would not give rise to withholding tax.

Under US GAAP, deferred tax liability should be accounted for in respect of the undistributed earnings of the Company’s financial interest in VIE affiliates and domestic subsidiaries.  The Company believes that it is more likely than not that there is no deferred tax liability resulting from the undistributed earnings because the Company has means available under the PRC tax law to recover the investment in its consolidated VIE tax free, including but not limited to the following series of transactions:

·                                          The provision of technical support service by the Company’s PRC wholly owned subsidiary to its consolidated VIE will cause an expense to the consolidated VIE, resulting in the majority of the undistributed earnings of the consolidated VIE being transferred to the Company without incurring any additional income tax expense on the basis that the Company’s PRC wholly owned subsidiary and the consolidated VIE are in the same tax jurisdiction and subject to the same income tax rate.  The price of the technical support service will be determined on an arm’s length basis.

·                                          The Company would ensure the significant existing contracts, including the exclusive agency agreements and the contracts for direct investment arrangements to be signed or renewed upon expiry of such contracts by a new VIE of the Company.  Therefore, all the operations in the existing consolidated VIE will be taken by the new VIE without resulting any capital gain subject to income taxes; and

·                                          The Company or its wholly owned PRC subsidiary would exercise the call option to acquire all the equity interests in the existing consolidated VIE from its shareholders after all the operations have been transferred to the new VIE.  Without any continuing operations or substantial remaining undistributed earnings, the purchase price for the existing consolidated VIE would be approximately valued at its paid-in capital, in which case it is not more likely than not that it would give rise to income tax resulting from any capital gain.

The Group has made its assessment of the level of tax authority for each tax position (including the potential application of interest and penalties) based on the technical merits in each case, and has measured the unrecognized tax benefits associated with the tax positions.  Based on this evaluation, the Group has concluded that there are no significant uncertain tax positions requiring recognition in its consolidated financial statements.  The Group does not anticipate any significant increases or decreases to its liability for unrecognized tax benefits within the next twelve months.  The Group classifies interest and/or penalties related to income tax matters in income tax benefit (expense).  As of December 31, 2012, there is no interest or penalties related to uncertain tax positions.  The years 2007 to 2012 remain subject to examination by the PRC tax authorities.

SHARE INCENTIVE PLAN	12 Months Ended
Dec. 31, 2012
SHARE INCENTIVE PLAN
SHARE INCENTIVE PLAN

16.                               SHARE INCENTIVE PLAN

On December 8, 2006, the Group adopted the 2006 share incentive plan (the “Plan”) which allows the Group to offer a variety of incentive awards to consultants and employees.  The Group reserved 7,000,000 ordinary shares in 2006 and 2007 for issuance under the Plan.  In December 2008, the total number of share issuable under the Plan was increased to 8,000,000 shares.

In 2010, the Group granted 379,000 share options to employees with exercise prices ranging from $4.32 to $4.71. In 2010, the Group also granted 470,000 restricted shares to consultants and employees.  In 2011, the Group granted 84,000 restricted shares to employees. No share options were granted in 2011 and 2012.  In 2012, the Group granted 154,926 restricted shares to employees.

Share Options

The contractual term of the share options granted is generally ten years.  The majority of the share options granted vest 25% after the first year of service and ratably over the remaining 36-month period, and certain of the share options vest contingent upon meeting performance criteria set by the Company over a performance period ranging from 9 months to 48 months from the respective grant dates.  For the share options that would vest based on performance conditions, the performance criteria are linked to the employees’ job performance, and at the end of the performance period, the Company determines at its sole discretion whether each employee has met all performance criteria for the vesting of the share options.  The performance criteria do not affect the exercise price or factors other than vesting or exercisability.  Included in the 379,000 share options granted during 2010 are 80,100 options that would vest based on performance conditions.

The fair value of share options granted to employees was estimated on the date of grant using the Black-Scholes option pricing model with the following assumptions:

2010

Risk-free interest rate	0.46% - 2.67%
Expected life	0.75 - 4 years
Expected volatility	0.66 - 1.52
Expected dividends	0%

Expected volatility was determined by reference to the historical volatility of the Company or the average annualized standard deviation of the share price of listed comparable companies.  The expected life of the options is based on the assumption that they will be exercised evenly throughout the option life.  The risk free interest rate is based on the yield to maturity of the PRC government bond as of the grant date with maturity closest to the relevant option expiry date.

The fair values of share options granted in 2010 were determined on a contemporaneous basis by management of the Company with reference to the market value of the Company’s shares.

A summary of share options under the Plan during the years ended December 31, 2010, 2011 and 2012 is presented below:

			Weighted-
	Number	Weighted-	average	Weighted-
	of	average	remaining	average
	shares	exercise price	contractual life	fair value

Outstanding as of January 1, 2010	2,399,658	$5.10	8.00	$1.87
Granted
- April 2, 2010	172,000	4.68		2.58
- April 20, 2010	100,000	4.71		4.71
- September 26, 2010	107,000	4.32		3.78

Exercised	(202,800)	0.76		0.23
Forfeited	(804,034)	8.09		4.14

Outstanding as of December 31, 2010	1,771,824	$4.13	7.34	1.45
Exercised	(88,334)	1.05		0.18
Forfeited	(128,137)	6.06		3.92

Outstanding as of December 31, 2011	1,555,353	$4.55	6.30	1.33
Exercised	(39,100)	1.00		0.21
Forfeited	(27,557)	5.31		3.60

Outstanding as of December 31, 2012	1,488,696	$4.22	5.28	1.46

Exercisable as of December 31, 2012	1,415,873	$4.78	5.01

Vested or expected to vest as of December 31, 2012	1,415,873	$4.78	5.01

The Company received proceeds of $157,533, $92,840 and $39,000 from exercise of share options by the employee during the years ended December 31, 2010, 2011 and 2012, respectively.

The aggregate intrinsic value of options outstanding, options exercisable and options vested or expected to vest as of December 31, 2012 was nil, nil and nil, respectively.

The aggregate intrinsic values of share options exercised during the years ended December 31, 2010, 2011 and 2012 were $1,561,267, $230,732 and $78,216, respectively.

Restricted shares

A summary of restricted shares under the Plan during the years ended December 31, 2010, 2011 and 2012 is presented below:

		Weighted
	Number of	average
	shares	fair value

Outstanding as of January 1, 2010	90,723	$8.80
Granted	470,000	4.30
Forfeited	(247,917)	5.78
Vested	(68,917)	6.14

Outstanding as of December 31, 2010	243,889	$3.95
Granted	84,000	1.83
Forfeited	(3,100)	4.33
Vested	(16,764)	5.04

Outstanding as of December 31, 2011	308,025	$3.31
Granted	154,926	0.38
Forfeited	(5,171)	4.27
Vested	(14,429)	5.02

Outstanding as of December 31, 2012	443,351	2.96

The fair value of restricted shares was determined to be the market value of the common shares on the date of grant.

Restricted shares are granted subject to certain restrictions.  The majority of the restricted shares generally vest 25% after the first year of service and rateably over the remaining 36-month period, and certain of the restricted shares vest based on certain performance conditions.  Included in the 154,926 restricted shares granted during 2012 are 70,000 shares that would vest based on certain performance conditions.  Included in the 470,000 restricted shares granted during 2010 are 450,000 restricted shares that would vest based on certain performance conditions.

The total share-based compensation expense in relation to options and restricted shares recognized in the statements of operations for the years ended December 31, 2010, 2011 and 2012 was $947,505, $817,673 and $668,654, respectively.

As of December 31, 2012, total unrecognized share-based compensation expenses related to non-vested share options and non-vested restricted shares granted under the Plan amounted to $820,176.  Such unrecognized expenses are expected to be recognized over 2.5 years.

PRC CONTRIBUTION PLAN	12 Months Ended
Dec. 31, 2012
PRC CONTRIBUTION PLAN
PRC CONTRIBUTION PLAN

17.                               PRC CONTRIBUTION PLAN

The Group’s full time employees in the PRC participate in a government-mandated multiemployer defined contribution plan pursuant to which certain medical care unemployment insurance, employee housing fund and other welfare benefits are provided to employees.  The PRC labour regulations require the Group to accrue for these benefits based on certain percentages of the employees’ salaries.  The total contributions for such employee benefits for the years ended December 31, 2010, 2011 and 2012 were $1,431,972, $1,566,848 and $1,682,720, respectively.

COMMITMENTS AND CONTINGENCY	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCY
COMMITMENTS AND CONTINGENCY

18.                               COMMITMENTS AND CONTINGENCY

(a)                                 Lease commitments

The Group has entered into certain leasing arrangements relating to the lease of the Group’s office premises.  Rental expense under operating leases for the years ended 2010, 2011 and 2012 was $1,660,007, $1,651,398 and $1,565,110, respectively.

As of December 31, 2012, the Group was obligated under certain operating leases, relating to the rental of office premises, requiring minimum rental payments as follows:

Year ending December 31,
2013	$935,023
2014	322,932
2015	179,356
2016	24,147
2017	13,236
2018 and thereafter	29,995
$1,504,689

(b)                                 Other commitments

The Group has entered into several agreements to pay media costs for periods of 5 to 10 years.  As of December 31, 2012, future minimum purchase commitments under these agreements totalled approximately $265,276,000, which will be payable as follow:

Year ending December 31,
2013	$75,212,000
2014	72,289,000
2015	64,206,000
2016	21,508,000
2017	11,941,000
2018 and thereafter	20,120,000
$265,276,000

(c)                                  Litigation with former shareholders of DMG

The Company filed a summons with notice in the Supreme Court of the State of New York, which is the trial court there (the “New York Court”) on December 27, 2010 against the selling shareholders and former management of DMG.  The summons with notice alleged that the selling shareholders of DMG (i) engaged in an unlawful scheme to induce the Group, through false, deceptive, and misleading statements concerning DMG’s financial condition and performance, to pay a grossly inflated price to purchase DMG in 2010, and (ii) received, or are scheduled to receive, ill-gotten gains from this unlawful scheme.  The summons with notice further alleged that the Group is owed indemnification from an escrow fund, established at the time of the purchase, as a result of breaches of representations and warranties contained in the merger agreement pursuant to which we acquired DMG (the “Merger Agreement”).  The claims summarized in the summons with notice were set forth in a more detailed complaint filed by the Company on February 2, 2011.

On February 25, 2011, Gobi Partners, Inc., Gobi Fund, Inc., Gobi Fund II, L.P., Oak Investment Partners XII, L.P., and Thomas Gai Tei Tsao (collectively, the “Former DMG Shareholders”) filed a countersuit in the New York Court against by the Company.  The complaint in that lawsuit alleges that the Company breached certain agreements related to the DMG Acquisition by (i) declining to make certain installment payments that the Former DMG Shareholders claim they were entitled to receive and (ii) declining to take steps to facilitate the transfer of Company stock that the Former DMG Shareholders claim to be entitled to receive in connection with the DMG Acquisition.  The Former DMG Shareholders also seek specific enforcement of the contracts at issue, compensatory damages in an amount to be determined at trial, and permanent and preliminary injunctive relief compelling the Company to comply with the parties’ agreement.  The Company denied the material allegations of the complaint by the Former DMG Shareholders and asserted a counterclaim for breach of contract arising from the destruction of DMG’s electronic data prior to deliver to the Company.

Also on February 25, 2011 the Former DMG Shareholders filed motions against the Group for various relief.  They sought to dismiss most of the claims in the Company’s complaint as well as the Company’s counterclaim based on destruction of DMG’s electronic data.  They also sought (i) an order of attachment against the Company in the amount of $30 million plus interest, on account of a post-closing payment of that amount which the Former DMG Shareholders alleged to be due, and (ii) an order directing the Company to transfer assets into the United States to secure a prospective judgment.  The Former DMG Shareholders also filed a motion for a preliminary injunction to compel the Company to remove the restrictive legend on the Company’s ordinary shares received by the Former DMG Shareholders in connection with the DMG Acquisition, and to provide consents or authorizations to convert those shares into freely tradable American Depository Shares.

On November 3, 2011 the New York Court decided the pending motions in the above lawsuits.  It granted the motion to dismiss the Group’s fraud, unjust enrichment and declaratory judgment claims, as well as the Group’s breach of contract claim based on the destruction of DMG’s electronic data.  The New York Court denied the Former DMG Shareholders’ motion to dismiss the Group’s indemnification claim for not less than$2,785,633 but granted their motion to attach the Group’s assets in the amount of $30million plus interest, as security in the event the Former DMG Shareholders were successful in their monetary claims against the Group.  The ruling also required the Former DMG Shareholders to file a $500,000 undertaking in the event that it is ultimately determined that they were not entitled to the attachment.  Finally, the New York Court denied the Former DMG Shareholders’ request to compel the Group to release the restrictions on the stock certificates they received, noting that any injury they may have suffered as a result of the alleged failure to release those restrictions would be compensable in monetary damages.

On November 11, 2011 the Group filed an appeal from the New York Court’s orders.

On November 21, 2011 the Former DMG Shareholders filed a motion for partial summary judgment in the New York Court, seeking a judgment against the Company of $60 million plus interest for the Company’s failure to make $60 million in post-closing payments claimed to be due for the DMG Acquisition.  They also filed a motion to confirm the order of attachment previously entered in the amount of $30 million plus interest.

On August 13, 2012 the New York Court entered an order (the “August 13 Order”) directing the Group, on or before August 21, 2012 (a) to transfer $60 million in assets readily convertible into U.S. currency into New York State, to be held in the custody of the New York City Sheriff’s Office, (b) to deposit $60 million into an escrow account controlled by the Sheriff, or (c) to make other arrangements satisfactory to the plaintiffs in the litigation for security with respect to the final judgment plaintiffs seek in that amount.  The Group took prompt steps to comply with the August 13 Order and have arranged for the delivery to the Sheriff of more than $3.2 million in cash denominated in or convertible to U.S. dollars that were held by or for the Group outside the PRC and such transferred amount was recorded as restricted cash as of December 31, 2012. With respect to funds held within the PRC in RMB, any transfer to the Sheriff in New York requires approval of the relevant authority of the PRC government, the State Administration on Foreign Exchange (“S.A.F.E.”).  Accordingly, on August 20, 2012 the Company applied to the S.A.F.E. for such approval, for the transfer of the balance required under the August 13 Order (an amount equivalent to approximately $56.8 million). S.A.F.E., however, denied the application.  At the same time as taking steps to comply with the August 13 order to the extent possible, the Company has appealed from that order.  It sought a stay of enforcement of the August 13 Order, but that request was denied, first by a single judge of the appellate court on August 17, 2012 and then by a full panel of that court on October 2, 2012. The Company has perfected its appeal from the August 13 Order.

On October 21, 2012, Former DMG Shareholders filed a contempt motion in the New York Court against the Group for failure to transfer $60 million into New York State by August 21, 2012 as directed in the August 13 Order.

On January 7, 2013, the New York State Supreme Court issued an order of civil contempt against the Group that it had failed to comply fully with an August 13, 2012 turnover order requiring the Group to post security in connection with prejudgment orders of attachment totaling $60 million. The turnover order required the Group to pay that amount to the New York City Sheriff or enter into an escrow of the funds in the PRC or alternative security arrangement acceptable to plaintiffs. Although the Group arranged to transfer to the Sheriff most of the assets of its subsidiaries located outside the PRC (about $4.5 million), the Group had advised the judge that it was not able to transfer additional assets held by its PRC subsidiaries because of restrictions of S.A.F.E.

On February 19, 2013 the New York State Supreme Court entered a modified order (the “February 19 Order”), adding to the terms of the August 13 Order the alternative provision that the Group may deposit in escrow, with the Jun He Law Offices as escrow agent, an amount of Chinese currency equivalent to $60 million less the amount currently on deposit of approximately $4.5 million with the New York City Sheriff’s Office, to be held in escrow until a final judgment in this action or a settlement between the parties resolving the action. However, the Jun He Law Offices have informed the New York Court that they were not willing to serve as escrow agent and the Company had been advised that any escrow of funds to be held in PRC pursuant to an agreement that contemplates the possibility of ultimate transfer of Chinese currency outside of PRC requires approval of S.A.F.E. The contempt sanction was a fine of $250 plus payment of the plaintiffs’ attorneys’ fees incurred on the contempt application. The plaintiffs’ attorneys’ fee was estimated to be $282,000 (however, as explained below, the amount actually awarded was. US$185,892 in plaintiff’s attorney’s fee in addition to a $250 fine, a total of $186,142).  The Group filed a notice of appeal from that Contempt Order on March 15, 2013

On May 16, 2013, the New York Court ordered the Group to pay Former DMG Shareholders US$250 fine plus plaintiffs’ costs and reasonable attorneys’ fees in the amount of US$185,892 within fifteen days. Such amount is fully accrued as of December 31, 2012 and included in accrued expenses and other current liabilities

The Company believes that the Former DMG Shareholders’ claims and related motions are without merit and intend to vigorously defend the claims and oppose the motions.  Management believes it is difficult to assess the prospects for the pending motions and unable to predict the ultimate outcome of the matter.  Management notes, however, that the exposure of the Company includes the following possible outcomes, if not overturned on appeal:

a)                                     the Former DMG Shareholders’ motion for summary judgment might be granted, and they might obtain a judgment in the amount of $60 million plus interest;

b)                                     the Former DMG Shareholders might be successful in obtaining (i) an order requiring the Group to release the restrictive legend on the stock that the Former DMG Shareholders received in consideration for the DMG Acquisition or (ii) damages arising out of the failure to remove the restriction;

c)                                      the Group might not succeed in recovering on its claim with respect to the indemnity escrow (in which it seeks $2,785,633), and the Former DMG Shareholders might succeed in compelling the escrow to be turned over to them; and

d)                                     the orders of attachment might be confirmed.

Although the Company continues to claim in the pending litigation in the New York Court, and expect to an appeal that no further consideration should be paid to the Former DMG Shareholders, the consideration provided for in the Merger Agreement has been fully provided for in the consolidated financial statements (See Note 3).  In addition, an accrued interest of $9,368,145 on the unpaid but challenged post-closing consideration of $60 million provided for in the Merger Agreement has been recorded and included in accrued expenses and other current liabilities (See Note 13).  The Company has made these provisions because management considers that, unless the Company succeeds on appeal, payment of such amounts is probable based on the November 3, 2011 order of the New York Court.  Management estimates that the further potential loss that could result from this litigation may be as much as $67 million as of date of this report, but management considers such potential loss merely reasonably possible but not probable in accordance to ASC 450, due to uncertainty and therefore no provision was made for such amount as of December 31, 2012.  The litigation is still in progress as of the date of this report.

(d)                                 Other

The National Standard of Frame Structure and Channel Code and Modulation of Digital Television Ground Broadcasting.  Transmission System (the “National Standard”), was approved by the Standardization Administration of the PRC on August 18, 2006, and became effective on August 1, 2007.  On March 27, 2006, the PRC State Administration of Radio, Film and Television (“SARFT”) promulgated the Notice Concerning Experimental Mobile Digital Television (the “March Notice”), which required all of the Group’s local operating partners must adopt the National Standard for their mobile digital television operations and the SARFT has officially issued a notice to require some of the Group’s local operating partners and direct equity investment entities to complete the adoption of the National Standard by June 30, 2010.  As of December 31, 2012, the mobile digital television network of the Group’s direct equity investment entities and the digital television broadcasting infrastructure of the Group’s local operating partners in 11 cities have been converted to the National Standard, but those in another 6 cities have not yet completed the conversion and do not meet the requirements of the National Standard.  The Group’s direct equity investment entities and local operating partners may be required to spend significant capital and other resources, including on new equipment, to convert their digital television broadcasting infrastructure to the National Standard.  Under some of the Group’s exclusive advertising agency agreements, the Group may be responsible for a portion of such expenditures in 3 of the 6 cities that have not yet completed the conversion.  The total cost of converting the equipment to the National Standard in these 3 cities is not expected to exceed $0.5 million.  However, the Group and its local operating partners in these 3 cities have not yet determined the allocation of such capital expenditures, and there is no reliable basis for management to accurately estimate the amount and timing of capital expenditures required for these local operating partners, therefore, no accrual for such liability has been made in the consolidated financial statements.

SEGMENT AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2012
SEGMENT AND GEOGRAPHIC INFORMATION
SEGMENT AND GEOGRAPHIC INFORMATION

19.                               SEGMENT AND GEOGRAPHIC INFORMATION

The Group operates and manages its business as a single segment.  The Group’s chief operating decision maker has been identified as the Chief Executive Officer, who reviews the consolidated results when making decisions about allocating resources and assessing performance of the Group.

Geographical information

The Group operates in the PRC and all of the Group’s identifiable assets are located in the PRC.

Although the Group operates in multiple cities in the PRC which include Beijing, Shanghai, Guangzhou, Shenzhen, Nanjing and other cities, it believes it operates in one segment as the Group provides services to customers irrespective of their locations.  Accordingly all relevant information about the Group’s operations can be found in the consolidated financial statements.

Major Customers

The Group contracts either directly with advertisers or through advertising agents.  The Group had contracted with the following advertisers or advertising agents that accounted for 10% or more of the total advertising service revenue:

	Percentage of revenue
	2010	2011	2012

Customer A	10.6%	N/A	N/A

There is no accounts receivable from individual customers with balances over 10% of the total accounts receivable as of December 31, 2011 and one customer accounted for 11% of the accounts receivable as of December 31, 2012.

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

20.                               RELATED PARTY TRANSACTIONS

(a)                                 Details of amounts due from related parties as of December 31, 2011 and 2012 are as follows:

	December 31,
	2011	2012

Chengdu Mobile	$76,579	$—
Changzhou Mobile	37,819	43,665
DMG Chongqing	566,724	447,679
Eastlong Huatong	—	325,632
Guangtong Mobile	17,710	—
Haerbin Mobile	332,170	—
Hubei Mobile	111,014	253,751
Jilin Mobile	300,662	272,749
Ningbo Mobile	—	103,126
Shenzhen Mobile	176,849	39,073
Suzhou Mobile	72,415	—
Zhongguanguoji	176,745	—
Director and management of the Company	394,352	600,226
A non-controlling shareholder	181,037	18,515
	$2,444,076	$2,104,416

The amounts due from related parties are non-interest bearing and repayable on demand.

(b)                                 Details of amounts due to related parties as of December 31, 2011 and 2012 are as follows:

	December 31,
	2011	2012

Changzhou Mobile	$2,522	$—
Chengdu Mobile	—	437,773
Dalian Mobile	128,033	—
Eastlong Huatong	6,170	—
Haerbin Mobile	4,054	—
Henan Mobile	76,972	36,963
Hubei Mobile	4,532	—
Ningbo Mobile	238,200	—
Shenzhen Champs Elysees Renovations Co., Ltd. (“Champs Elysees”)	3,679	4,085
Shenzhen Meidi Zhiye Development Co., Ltd. (“Zhiye”)	83,069	7,669
Suzhou Mobile	—	446,615
Wuxi Guangtong	—	197,981
Zhongguanguoji	868,450	697,326
	$1,415,681	$1,828,412

The amounts due to related parties are non-interest bearing and repayable on demand.

Zhiye is a company in which the Chief Executive Officer of the Company holds a beneficial interest and Champs Elysees is a company in which the Chief Executive Officer’s wife holds a beneficial interest.

The amounts due from/to related parties mainly arise from trading transactions with related parties (such as receipt of services rendered by related parties) and payments of expenses on behalf of the related parties.

(c)                                  Advertising equipment sales (to) from investee companies

The Group sold digital equipment at negotiated price to related parties for a total amount of nil, $219,918 and $747,550 for the years ended December 31, 2010, 2011 and 2012, respectively.  Details are as follows:

	Year ended December 31,
	2010	2011	2012

Chengdu Mobile	$—	$—	$(564)
DMG Chonqging	—	—	(746,587)
Hubei Mobile	—	—	(399)
Shenzhen Mobile	—	(219,918)	—
	$—	$(219,918)	$(747,550)

The Group also purchased digital equipment at negotiated price from related parties of nil, nil and $693,614 for the years ended December 31, 2010, 2011 and 2012, respectively.

(d)                                 Services rendered by investee companies

The Group has received broadcasting service and other services from related parties at negotiated prices for a total amount of $16,357,610, $15,745,255 and $9,822,584 for the years ended December 31, 2010, 2011 and 2012, respectively.  Details are as follows:

	Year ended December 31,
	2010	2011	2012

Chengdu Mobile	$1,814,631	$1,930,094	$2,018,325
Dalian Mobile	1,308,066	1,511,008	1,536,657
DMG Chonqging	—	—	286,665
Guangtong Mobile	884,801	1,107,789	1,229,301
Haerbin Mobile	18,104	3,990	—
Henan Mobile	171,908	355,111	374,435
Hubei Mobile	795,583	987,133	1,132,080
Jilin Mobile	483,320	537,920	578,175
Ningbo Mobile	1,264,212	1,380,029	1,363,903
Shenzhen Mobile	8,769,071	7,157,504	—
Suzhou Mobile	663,863	774,677	1,303,043
Zhongguangguoji	184,051	—	—
	$16,357,610	$15,745,255	$9,822,584

(e)                                  Rental expense

During the years ended December 31, 2010, 2011 and 2012, the Group rented office space from Zhiye.  The rate for rent was determined based on negotiated prices.  The rental expense for the years ended December 31, 2010, 2011 and 2012 was $154,153, $216,317 and $303,269, respectively.

(f)                                   Others

For the years ended December 31, 2010, 2011 and 2012, the Group paid office decoration charges of $270,864, $195,788 and $324,544, respectively, to Champs Elysees.  During the years ended December 31, 2010, 2011 and 2012, the Group also paid property management fees and utility expenses of $28,702, $29,172 and $48,274, respectively, to Champs Elysees.

PROFIT APPROPRIATION	12 Months Ended
Dec. 31, 2012
PROFIT APPROPRIATION
PROFIT APPROPRIATION

21.                               PROFIT APPROPRIATION

In accordance with the Regulations on Enterprises with Foreign Investment of China and the articles of association of the Company’s subsidiaries, the Company’s subsidiaries, being foreign invested enterprises established in China, are required to provide certain statutory reserve funds, namely general reserve fund, enterprise expansion fund and staff welfare and bonus funds, all of which are appropriated from net profit as reported in their PRC statutory accounts.  The Company’s subsidiaries are required to allocate at least 10% of their after-tax profits to the general reserve fund until such fund has reached 50% of their respective registered capital.  Appropriations to the enterprise expansion fund and staff welfare and bonus fund are at the discretion of the board of directors of the Company’s subsidiaries.

In accordance with the PRC Company Laws, the Company’s VIEs and their subsidiaries must make appropriations from their after-tax profits as reported in their PRC statutory accounts to non-distributable reserve funds, namely statutory surplus fund, statutory public welfare fund and discretionary surplus fund.  The Company’s VIEs and their subsidiaries are required to allocate at least 10% of their after-tax profits to the statutory surplus fund until such fund has reached 50% of their respective registered capital.  Appropriations to the statutory public welfare fund and discretionary surplus fund are at the discretion of the Company’s VIEs and their subsidiaries.

The general reserve fund and statutory surplus fund are restricted to set-off against losses, expansion of production and operation and increasing registered capital of the respective company.  The staff welfare and bonus fund and statutory public welfare fund are restricted to capital expenditures for the collective welfare of employees.  These reserves are not allowed to be transferred to the Company in terms of cash dividends or loans or advances, nor can they be distributed except under liquidation.

There were no appropriations to reserves by the Company other than the Company’s VIEs and certain of the VIEs’ subsidiaries in the PRC during any of the periods presented.  During the years ended December 31, 2010, 2011 and 2012, approximately $34,442, $137,945 and $45,286 was appropriated from retained earnings to the statutory surplus fund, respectively, which are included in the accumulated deficit of the Group.

RESTRICTED NET ASSETS	12 Months Ended
Dec. 31, 2012
RESTRICTED NET ASSETS
RESTRICTED NET ASSETS

22.                               RESTRICTED NET ASSETS

Under PRC laws and regulations, there are certain restrictions on the Company’s PRC subsidiaries and VIEs with respect to transferring certain of their net assets and reserves to the Company either in the form of dividends, loans, or advances.  Amounts restricted include restricted cash, paid up capital and statutory reserves of the Company’s PRC subsidiaries and VIEs, totaling approximately $156.8 million and $168.4 million as of December 31, 2011 and 2012, respectively.

CONDENSED FINANCIAL INFORMATION OF REGISTRANT - SCHEDULE I	12 Months Ended
Dec. 31, 2012
CONDENSED FINANCIAL INFORMATION OF REGISTRANT - SCHEDULE I
CONDENSED FINANCIAL INFORMATION OF REGISTRANT - SCHEDULE I

VISIONCHINA MEDIA INC.

CONDENSED FINANCIAL INFORMATION OF REGISTRANT - SCHEDULE I

BALANCE SHEETS

(Amounts in U.S. Dollars (“$”), except number of shares)

	December 31,
	2011	2012
ASSETS
Current Assets:
Cash and cash equivalents	$179,170	$296
Restricted cash	—	13,525,585
Amounts due from subsidiaries	148,613,908	43,677,656
Prepaid expenses and other current assets	595,300	228,535
Total current assets	$149,388,378	$57,432,072

Non-current Assets:
Fixed assets, net	$49,091	$26,799
Intangible assets, net	—	9,575
Investments in subsidiaries	143,151,648	—
Total non-current assets	143,200,739	36,374
TOTAL ASSETS	$292,589,117	$57,468,446

LIABILITIES AND EQUITY
Current Liabilities:
Amounts due to subsidiaries	$4,974,136	$7,405,538
Accrued expenses and other current liabilities	4,430,612	10,148,850
Total liabilities	$9,404,748	$17,554,388

Equity
Common shares ($0.0001 par value; 200,000,000 shares authorized; 101,313,015 and 101,366,544 shares issued and outstanding as of December 31, 2011 and 2012, respectively)	$10,131	$10,137
Additional paid-in capital	341,963,008	342,670,656
Accumulated deficit	(93,217,688)	(339,626,880)
Accumulated other comprehensive income	34,428,918	36,860,145
Total VisionChina Media Inc. shareholders’ equity	$283,184,369	$39,914,058
TOTAL LIABILITIES AND EQUITY	$292,589,117	$57,468,446

VISIONCHINA MEDIA INC.

CONDENSED FINANCIAL INFORMATION OF REGISTRANT - SCHEDULE I

STATEMENTS OF OPERATIONS

(Amounts in U.S. Dollars (“US$”), except number of shares)

	Year ended December 31,
	2010	2011	2012

General and administrative expenses	$(2,560,680)	$(6,542,591)	$(10,257,148)
Equity in loss of subsidiaries	(148,454,480)	(6,197,150)	(145,582,875)
Impairment losses recognised on amounts due from subsidiaries	—	—	(90,652,506)
Operating loss	(151,015,160)	(12,739,741)	(246,492,529)
Interest income	1,303	332,608	83,337
Interest expense	(324,365)	(96,159)	—
Net loss	$(151,338,222)	$(12,503,292)	$(246,409,192)

VISIONCHINA MEDIA INC.

CONDENSED FINANCIAL INFORMATION OF REGISTRANT - SCHEDULE I

STATEMENTS OF COMPREHENSIVE INCOME

(Amounts in U.S. Dollars (“US$”), except number of shares)

	Year ended December 31,
	2010	2011	2012

Net loss	$(151,338,222)	$(12,503,292)	$(246,409,192)
Other comprehensive income, net of tax:
Change in cumulative foreign currency translation adjustments	11,568,199	12,872,968	2,431,227
Total comprehensive (loss) income	$(139,770,023)	$369,676	$(243,977,965)

VISIONCHINA MEDIA INC.

CONDENSED FINANCIAL INFORMATION OF REGISTRANT - SCHEDULE I

STATEMENTS OF CHANGES IN SHAREHOLDERS’ EQUITY

(Amounts in U.S. Dollars (“$”), except number of shares)

					Accumulated
			Additional		other	Total
	Common shares		paid-in	Accumulated	comprehensive	shareholders’
	Number	Amount	capital	(deficit) profit	income	equity

Balance at January 1, 2010	72,140,684	$7,214	$192,362,565	$70,623,826	$9,987,751	$272,981,356
Share issued for DMG Acquisition	8,476,013	848	67,566,538	—	—	67,567,386
Shares issued to certain subscribers	4,006,474	401	12,900,846	—	—	12,901,247
Exercise of share options	202,800	20	157,513	—	—	157,533
Restricted shares	68,917	7	(7)	—	—	—
Share-based compensation	—	—	947,505	—	—	947,505
Foreign currency translation adjustment	—	—	—	—	11,568,199	11,568,199
Net loss	—	—	—	(151,338,222)	—	(151,338,222)

Balance at December 31, 2010	84,894,888	$8,490	$273,934,960	$(80,714,396)	$21,555,950	$214,785,004
Shares issued to certain subscribers	17,375,479	1,737	68,995,004	—	—	68,996,741
Share repurchase	(1,062,450)	(106)	(1,877,459)	—	—	(1,877,565)
Exercise of share options	88,334	8	92,832	—	—	92,840
Restricted shares	16,764	2	(2)	—	—	—
Share-based compensation	—	—	817,673	—	—	817,673
Foreign currency translation adjustment	—	—	—	—	12,872,968	12,872,968
Net loss	—	—	—	(12,503,292)	—	(12,503,292)

Balance at December 31, 2011	101,313,015	$10,131	$341,963,008	$(93,217,688)	$34,428,918	$283,184,369
Exercise of share options	39,100	4	38,996	—	—	39,000
Restricted shares	14,429	2	(2)	—	—	—
Share-based compensation	—	—	668,654	—	—	668,654
Foreign currency translation adjustment	—	—	—	—	2,431,227	2,431,227
Net loss	—	—	—	(246,409,192)	—	(246,409,192)

Balance at December 31, 2012	101,366,544	$10,137	$342,670,656	$(339,626,880)	$36,860,145	$39,914,058

VISIONCHINA MEDIA INC.

CONDENSED FINANCIAL INFORMATION OF REGISTRANT - SCHEDULE I

STATEMENTS OF CASH FLOWS

(Amounts in U.S. Dollars (“US$”), except number of shares)

	Year ended December 31,
	2010	2011	2012

Cash flows (used in) from operating activities:
Net loss	$(151,338,222)	$(12,503,292)	$(246,409,192)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	22,292	22,293	26,561
Equity in loss of subsidiaries and variable interest entities	148,454,480	6,197,150	145,582,875
Impairment losses recognised on amounts due from subsidiaries	—	—	90,652,506
Share-based compensation	947,505	817,673	668,654
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(361,918)	(230,945)	366,765
Amounts due from subsidiaries	(19,707,410)	(60,791,933)	14,283,746
Accrued expenses and other current liabilities	(997,299)	3,600,398	5,718,238
Net cash (used in) provided by operating activities	(22,980,572)	(62,888,656)	10,890,153

Cash flows from (used in) investing activities:
Acquisition of intangible assets	—	—	(13,844)
Advances from (to) subsidiaries	17,748,526	(18,932,360)	2,431,402
Restricted cash	—	—	(13,525,585)
Net cash provided by (used in) investing activities	17,748,526	(18,932,360)	(11,108,027)

Cash flows from financing activities:
Proceeds from exercise of share option, net of issuance cost of nil	157,533	92,840	39,000
Share repurchases	—	(1,877,565)	—
Proceeds from issuance of common shares	12,901,247	68,996,741	—
Net cash provided by financing activities	13,058,780	67,212,016	39,000
Net increase (decrease) in cash and cash equivalents	7,826,734	(14,609,000)	(178,874)
Cash and cash equivalents at the beginning of the year	6,961,436	14,788,170	179,170
Cash and cash equivalents at the end of the year	$14,788,170	$179,170	$296

Non-cash financing and investing activities:
Shares issued as part of consideration for acquisition of subsidiaries	67,567,386	—	—

VISIONCHINA MEDIA INC.

CONDENSED FINANCIAL INFORMATION OF REGISTRANT - SCHEDULE I

(Amounts in U.S. Dollars (“US$”))

Schedule 1 has been provided pursuant to the requirements of Rules 12-04(a) and 4-08(e)(3) of SEC Regulation S-X, which require condensed financial information as to financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated and unconsolidated subsidiaries together exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.  As of December 31, 2011 and 2012, approximately $156.8 million and $168.4 million of the registered capital and reserves are not available for distribution, respectively, and as such, the condensed financial information of VisionChina Media Inc. has been presented for the years ended December 31, 2010, 2011 and 2012.

Basis of Presentation

For the purposes of the presentation of the parent company only financial information, the Company records its investment in subsidiaries under the equity method of accounting as prescribed in FASB ASC 323 “Investments in Equity Method and Joint Ventures”.  Such investment is presented on the balance sheet as “Investment in subsidiaries and variable interest entities” and 100% of the subsidiaries’ profit or loss as “Equity in loss of subsidiaries and variable interest entities” on the statements of operations.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of presentation

(a)                                 Basis of presentation

The consolidated financial statements of the Company have been prepared in accordance with the accounting principles generally accepted in the United States of America (“US GAAP”).

The accompanying consolidated financial statements have been prepared assuming that we will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The realization of assets and the satisfaction of liabilities in the normal course of business are dependent on, among other things, the Company’s ability to generate cash flows from operations, and the Company’s ability to arrange adequate financing arrangements, including the renewal of its bank borrowings and obtaining new bank borrowings, to support its working capital requirements.

The following factors raise substantial doubt about our ability to continue as a going concern for the foreseeable future.

·                  For the year ended December 31, 2012 and 2011, the Group incurred net loss of $246,527,916 and $12,618,254, respectively.

·                  During the year December 31, 2012, the Company experienced negative cash flow of operations of $27,190,937.

·                  As of December 31, 2012, the Group had an overdue consideration payable of $64 million in relation to the DMG Acquisition which is currently the subject of litigation with the DMG selling shareholders as detailed in Note 18 (c) to the consolidated financial statements. In August 2012 the New York Court ordered the Group to transfer $60 million into New York State to be held in the custody of the New York City Sheriff’s Office or into an escrow account controlled by the New York City Sheriff. $4.5 million that were held by the Group outside China was transferred to the New York City Sheriff accordingly as of December 31, 2012. The Group is not able to transfer the remaining balance of $55.5 million as ordered by the New York Court as the Group had cash and cash equivalents of $29 million only as of December 31, 2012 most of which are held by the Company’s subsidiaries or VIEs in China and moreover the Group had not been able to obtain approval from the relevant authority in China to transfer assets or cash held by the Group in China to meet the instructions of the New York Court.

These factors are mitigated by the following plans and actions:

·                  The Group has taken or in process of taking a number of initiatives to reduce costs and improve working capital management.  The Group has been negotiating with a number of vendors, including vendors of concession right contracts, for them to provide the Group with lower prices or more favorable payment terms in order to achieve cost savings. The Group has decided to postpone a substantial portion of its planned capital expenditures for the next twelve months. In addition, the Group has implemented measures to more closely monitor the collection of receivable balances with an aim to improving liquidity.

·                  The Group has successfully negotiated with certain banks and will continue to negotiate with other banks to obtain revolving bank facilities to ensure the Group’s bank borrowings can be renewed on an on-going basis.  From January 1, 2013 to May 30, 2013, the Group has obtained additional secured short-term bank borrowings of $24.2 million with interest rates of 160% of the People’s Bank of China Benchmark rate (“Benchmark Rate”). The Group is currently seeking secured credit facilities from other PRC financial institutes of approximately $48 million which the Group can utilize for working capital purpose in the next twelve-month period.

·                  The Company has performed a review of its cash flow forecast for the twelve months ending December 31, 2013. The Company believes that its operating cash flow will improve in 2013. While management believes the forecast is based on reasonable assumptions, significant assumptions include revenue growth rate of 9%.

Based on the above factors, management believes that adequate sources of liquidity will exist to fund the Group’s working capital and capital expenditure requirements, and to meet its liabilities related to litigation with DMG selling shareholders if the Group is able to obtain approvals to transfer the funds by the relevant authority in China, and to meet short term debt obligations, other liabilities and commitments as they become due.

Principles of Consolidation

(b)                             Principles of Consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and VIEs for which the Company is the primary beneficiary.  All inter-company transactions and balances have been eliminated on consolidation.

Noncontrolling interest

(c)                              Noncontrolling interest

Noncontrolling interest have been reported as a component of equity in the consolidated balance sheets and consolidated statements of changes of equity and comprehensive income for all periods presented.

Significant risks and uncertainties

(d)                             Significant risks and uncertainties

The Group participates in a young and dynamic industry and believes that changes in any of the following areas could have a material adverse effect on the Group’s future financial position, results of operations or cash flows: advances and trends in new technologies or industry standards; competition; changes in key suppliers; changes in certain strategic relationships; regulatory or other PRC related factors such as PRC tax rules and etc.; risks associated with the Group’s ability to attract and retain employees necessary to support its growth; risks related to VIEs structure as detailed in note 1; and general risks associated with the advertising industry.

The Company is currently involved in litigation with the selling shareholders and former management of DMG as detailed in Note 18 (c).  There can be no assurance that the Company will be successful in defending against any claims in the future.  The damages, costs, expenses and attorneys’ fees arising from any future claims against the Company could have an adverse effect on the Group’s business, results of operations, financial condition and prospects.  In addition, the Group’s reputation may be negatively affected by these or any future allegations.

Cash and cash equivalents

(e)                              Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and highly liquid investments which are unrestricted as to withdrawal or use, and which have maturities of three months or less when purchased.

Restricted cash

(f)                                    Restricted cash

Restricted cash represents the amount of cash pledged as securities for outstanding bank loans to financial institutions and the bank deposits placed in escrow accounts as the performance security for certain concession agreements and PIDS agreements which are restricted from withdrawal.  Restricted cash pledged as securities for outstanding short-term bank loans to financial institutions is classified as current asset.  Restricted cash related to bank deposits in escrow accounts as the performance security for certain concession agreements and PIDS agreements are classified as current or non-current assets depending on whether or not such agreements are expected to be completed within one year.

Accounts receivable

(g)                             Accounts receivable

Accounts receivable primarily represent amounts due from customers, which are recorded at the invoiced amount or at an amount in accordance with the contractual terms agreed with the advertising customers, and do not bear interest.  The Group reviews its accounts receivable on a periodic basis and records allowances when there is a doubt as to the collectibility of the balance.  In evaluating the collectibility of the accounts receivable balances, the Group considers various factors, including the age of the balance, customer specific facts and economic conditions.  Accounts receivable balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote.  The Group does not have any off-balance-sheet credit exposure related to its customers.

Intangible Assets, net

(h)                             Intangible Assets, net

Intangible assets, which consist of concession contracts, customer base, non-compete agreements technology, trademark and patents are carried at cost less accumulated amortization.  Amortization is calculated using the straight-line method over their respective expected useful lives as follows:

Estimated useful life

Customer base	5 years
Non-compete agreements	10 years
Trademark	10 years
Patents	10 years
Concession contracts	9 years
Technology	9 years

Fixed assets, net

(i)                                Fixed assets, net

Fixed assets are carried at cost less accumulated depreciation and amortization.  Assembly in progress is not depreciated until it is ready for its intended use.

Depreciation and amortization is computed on a straight-line basis over the following estimated useful lives, after taking into account the residual values:

Estimated useful life

Media display equipment	5 years
Computers and office equipment	5 years
Motor vehicles	5 years
Leasehold improvements	lesser of lease terms or the estimated useful lives of the assets

Investments under equity method

(j)           Investments under equity method

The investments for which the Group has the ability to exercise significant influence are accounted for under the equity method.  Under the equity method, original investments are recorded at cost and adjusted by the Group’s share of undistributed earnings or losses of these entities, by the amortization of intangible assets recognized upon purchase price allocation and by dividend distributions or subsequent investments.  All unrecognized inter-company profits and losses have been eliminated under the equity method.

The Group generates a portion of its revenues from sales of advertising time on mobile television networks which are owned by its equity method investees.  Because the operations of the Group’s investees under equity method form an integral part to the Group’s operating activities, the Group’s share of undistributed earnings or losses of these entities is classified as part of the Group’s operating profit (loss).

When the estimated amount to be realized from the investments falls below its carrying value, an impairment charge is recognized in the consolidated statements of operations when the decline in value is considered other than temporary.

Other investments

(k)          Other investments

The Group’s investments in non-marketable equity securities for which the Group does not have the ability to exercise significant influence or control are accounted for using the cost method.  Dividends and other distributions of earnings from investees, if any, are recognized in the consolidated statements of operations when declared.  The Group periodically evaluates the carrying value of investments accounted for under the cost method of accounting and any impairment is included in the consolidated statements of operations.

Impairment of long-lived assets

(l)           Impairment of long-lived assets

The Group reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable.  When these events occur, the Group measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition.  If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group recognizes an impairment loss based on the fair value of the assets.  No impairment charge is recognized for long-lived assets during the year ended December 31, 2011.  The Group recorded impairment charges of $49,193,681 and $36,449,082 against intangible assets in the consolidated statements of operations during the year ended December 31, 2010 and 2012, respectively as detailed in Note 8.

Goodwill

(m)         Goodwill

Goodwill is the excess of the consideration transferred over the fair value of the acquired assets and assumed liabilities in a business combination.  Goodwill is not amortized but rather tested for impairment at least annually.  The Company tests goodwill for impairment in December of each fiscal year. Goodwill is also tested for impairment between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying amount.

Specifically, goodwill impairment is determined using a two-step process.  The first step compares the fair value of each reporting unit to its carrying amount, including goodwill.  If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required.  If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of the affected reporting unit’s goodwill to the carrying value of that goodwill.  The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit.  The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill.  An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill.  Estimating fair value is performed by utilizing various valuation techniques, with the primary technique being a discounted cash flow.

Impairment testing for goodwill is done at the reporting unit level.  A reporting unit is an operating segment or one level below an operating segment (also known as a component).

No impairment charge is recognized against goodwill during the year ended December 31, 2011.  The Group recorded impairment charges of $96,526,823 and $142,365,329 against goodwill in the consolidated statements of operations during the year ended December 31, 2010 and 2012, respectively as detailed in Note 7.

Contingencies

(n)          Contingencies

The outcomes of legal proceedings and claims brought against the Company are subject to significant uncertainty.  An estimated loss from a loss contingency such as a legal proceeding or claim is accrued if it is probable that a liability has been incurred and the amount of the loss can be reasonably estimated.  In determining whether a loss should be accrued the Company evaluates, among other factors, the degree of probability of an unfavourable outcome and the ability to make a reasonable estimate of the amount of loss.

Time-based advertising services

(o)          Revenue recognition

(1)                                 Time-based advertising services

For time-based advertising services, the Group recognizes revenues as the advertisements are aired over the contractual term based on the schedules agreed with the customers. Payments received in advance of services provided are recorded as customer deposits.

Revenue is deferred until persuasive evidence of an arrangement exists, delivery has occurred provided that there are no significant post delivery obligations to the customers, the sales price is fixed or determinable, and collection is reasonably assured.

Barter transactions

(o)          Revenue recognition

(2)                                 Barter transactions

The Group engages in barter transactions which are generally recorded at fair value.  The revenues contributed by barter transactions accounted for 1%, 6% and 0.3% of the Group’s total revenues for the years ended December 31, 2010, 2011 and 2012, respectively.

Sales of advertising equipment

(o)          Revenue recognition

(3)                                 Sales of advertising equipment

Sales of advertising equipment comprises sales of media display equipment and PIDS.

Revenues from sales of media display equipment, which are from related parties, are recognized upon delivery, at which time all of the following four criteria are mel: (i) pervasive evidence that an arrangement exists; (ii) delivery of the productions and/or services has occurred and risks and rewards of ownership have passed to the customer; (iii) the selling price is both fixed and determinable, and (iv) collection of the resulting receivable is reasonable assured.

The Group entered into certain arrangements for sales of PIDS where it is obligated to deliver multiple products and/or services (multiple elements), including, the equipment necessary for the operation of PIDS, free post-delivery support and training.  The Group is unable to establish vendor-specific objective evidence or third party evidence of fair value for any of the elements in the arrangement because they are not sold separately, nor is the Group able to establish the estimated selling prices for each components in the arrangements for sales of PIDS.  Recognition of revenue from the sales of PIDS is deferred until the earlier of the point at which such sufficient vendor-specific objective evidence does exist or all elements of the arrangement have been delivered.

Advertising equipment revenues are recorded net of value-added tax incurred, which amounted to nil, $1,778,682 and $926,464 for the years ended December 31, 2010, 2011 and 2012, respectively.

Cost of revenues

(p)          Cost of revenues

Cost of revenues comprises advertising service cost and advertising equipment cost.

Advertising service cost consists primarily of media costs payable under concession contracts, depreciation, amortization of concession contracts and patent, business taxes and surcharges and other operating costs.  Media costs are expensed as incurred.

The amount of business taxes and surcharges included in advertising services cost totalling $3,242,640, $7,334,947 and $3,392,558 for the years ended December 31, 2010, 2011 and 2012, respectively.

Advertising equipment represents the cost incurred for sales of media display equipment and PIDS, including purchase cost of digital television displays and equipment necessary for the operation of PIDS, and post-delivery training and supporting cost for PIDS.  Cost of sales of PIDS is deferred until the corresponding revenue is recognized in the consolidated statements of operations.

Operating leases

(q)          Operating leases

Leases in which substantially all the rewards and risks of ownership of assets remain with the leasing group are accounted for as operating leases.  Payments made under operating leases are charged to the consolidated statement of operations on a straight-line basis over the lease periods.

Foreign currency translation

(r)          Foreign currency translation

The functional and reporting currency of the Company is the United States dollars (“US dollars”).  Monetary assets and liabilities denominated in currencies other than the US dollars are translated into the US dollars at the rates of exchange at the balance sheet date.  Transactions in currencies other than the US dollars during the year are converted into the US dollars at the applicable rates of exchange prevailing on the respective dates of the transactions.  Transaction gains and losses are recognized in the consolidated statements of operations.

The financial records of the Company’s subsidiaries and VIEs are maintained in their respective local currencies, the Renminbi (“RMB”) or Hong Kong Dollar (“HKD”), which are also their respective functional currencies.  Assets and liabilities are translated at the exchange rates at the balance sheet date; equity accounts are translated at historical exchange rates; revenues, expenses and gains and losses are translated using the average rates for the period.  Translation adjustments are reported as cumulative translation adjustments and are recorded within accumulated other comprehensive income in the consolidated statements of changes of equity and comprehensive income (loss).

Net loss per share

(s)          Net loss per share

Basic net loss per share is computed by dividing net loss attributable to VisionChina Media Inc. shareholders by the weighted average number of common shares outstanding during the year.  Diluted net loss per share reflects the potential dilution that could occur if securities or other contracts to issue common shares were exercised or converted into common shares.  The Company’s dilutive securities consist of outstanding share options and restricted shares.  Certain common share equivalents (e.g. share options and restricted shares) are excluded from calculation of diluted loss per share as their effect is anti-dilutive.  The Company had outstanding share options amounted to 1,771,824, 1,555,353 and 1,488,696 as of December 31, 2010, 2011 and 2012, respectively.  As of December 31, 2010, 2011 and 2012, the Company had outstanding restricted shares of 243,889, 308,025 and 443,351, respectively.

The following table sets forth the computation of basic and diluted net loss per share.

	Year ended December 31,
	2010	2011	2012

Numerator:
Net loss attributable to VisionChina Media Inc. shareholders	$(151,338,222)	$(12,503,292)	$(246,409,192)

Denominator:
Weighted average shares outstanding-basic	82,739,234	102,047,412	101,351,222
Weighted average number of shares outstanding-diluted	82,739,234	102,047,412	101,351,222

Basic net loss per share	$(1.83)	$(0.12)	$(2.43)
Diluted net loss per share	(1.83)	(0.12)	(2.43)

The above computations of diluted weighted-average number of shares outstanding exclude the effect of potential conversion of shares options and restricted shares into 2,015,713, 1,863,378 and 1,932,320 common shares for the years ended December 31, 2010, 2011, and 2012, respectively, as this would have an antidilutive effect on loss per share.

Income taxes

(t)           Income taxes

Deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities, and operating loss and tax credit carry forwards using enacted tax rates that will be in effect for the period in which the differences are expected to reverse.  The Group records a valuation allowance against the amount of deferred tax assets that it determines is not more likely than not of being realized.  The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date.

The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained.  Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized.  Changes in recognition or measurement are reflected in the period in which the change in judgment occurs.  The Company records interest related to unrecognized tax benefits and penalties, if any, within income tax (expense) benefits.

Share-based compensation

(u)          Share-based compensation

Share-based payments to employees are measured based on the fair values of share options and restricted shares on the respective grant dates and recognized as compensation expense over the requisite service periods with a corresponding credit to additional paid-in capital.  For share options and restricted shares granted with performance condition that do not affect the exercise price or factors other than vesting or exercisability, compensation expense is accrued if it is probable that the performance condition will be achieved, and compensation expense is not accrued if it is not probable that the performance condition will be achieved.

Share awards issued to non-employees are measured at fair value at the earlier of the commitment date or the date the services is completed and recognized over the period the service is provided or as goods is received.

The Group uses the Black-Scholes option pricing model to measure the value of options granted to non-employees and employees at each measurement date.

Comprehensive income (loss)

(v)          Comprehensive income (loss)

Comprehensive income (loss) includes net income (loss), gain (loss) on available-for-sale securities and foreign currency translation adjustments.  Beginning on January 1, 2012, the Group presents the components of net income, the components of other comprehensive income and total comprehensive income in two separate but consecutive statements.  The consolidated financial statements have been adjusted for the retrospective application of the authoritative guidance regarding presentation of comprehensive income (loss).

Use of estimates

(w)         Use of estimates

The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting period.  Significant accounting estimates reflected in the Group’s consolidated financial statements include allowance for doubtful debts, valuations of goodwill and intangible assets, valuation of deferred tax assets and provision for litigation. These estimates are often based on complex judgments and assumptions that management believes to be reasonable but are inherently uncertain and unpredictable.  Actual results could differ from those estimates.

Government grants

(x)          Government grants

Government grants represent cash subsidies received from the PRC government by the operating subsidiaries or VIEs of the Company Government grants are recognized after the grants have been received and all of the conditions specified in the grant have been met, and are classified as operating or non-operating profit based on the nature of the government grants.

In 2012, the Company received government incentive of $756,757 from the local government for its business operations.  This incentive has been classified as operating profit because it was related to the Company’s business operations.

Advertising costs

(y)          Advertising costs

Advertising costs are expensed as incurred.  Advertising costs amounted to $3,519,708, $13,038,126 and $12,126,729 for years ended December 31, 2010, 2011 and 2012, respectively, and were included in selling and marketing expenses.

Concentration of Risks

(z)          Concentration of Risks

Concentration of Credit Risk

Financial instruments that potentially subject the Company to significant concentration of credit risk primarily consist of cash and cash equivalents, restricted cash and accounts receivable.  As of December 31, 2010, 2011 and 2012, substantially all of the Group’s cash and cash equivalents and restricted cash were managed by financial institutions with high credit ratings and quality.  Accounts receivable are typically unsecured and are derived from revenues earned from customers in the PRC.  The risk with respect to accounts receivables is mitigated by credit evaluations performed on the customers and ongoing monitoring of outstanding balances.  The Group maintains and records an allowance for doubtful accounts for estimated losses resulting from the inability of its customers to make required payments.  The allowance for doubtful accounts is based on a review of aging data and specifically identified accounts.  Accounts receivable are charged against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote.  There is no individual customers with balances over 10% of the accounts receivable as of December 31, 2010 and 2011, and one customer accounted for 11% of the accounts receivable as of December 31, 2012.

Current vulnerability due to certain other concentrations

Substantially all of the Group’s businesses are transacted in RMB.  Since the RMB is not a fully convertible currency, all foreign exchange transactions involving the RMB must take place either through the People’s Bank of China or other institutions authorized to buy and sell foreign exchange.  The exchange rates adopted for the foreign exchange transactions are the rates of exchange quoted by the People’s Bank of China.  Approval of foreign currency payments by the People’s Bank of China or other institutions requires submitting a payment application form together with supplier invoices, shipping documents and signed contracts.

Fair value of financial instruments

(aa)         Fair value of financial instruments

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

A fair value hierarchy is established that requires the Company to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.  The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to measurements involving significant unobservable inputs (Level 3 measurements).  The three levels of the fair value hierarchy are as follows:

·                                          Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

·                                          Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical asset or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

·                                          Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The level in the fair value hierarchy within which a fair value measurement in its entirety falls is based on the lowest level input that is significant to the fair value measurement in its entirety.

The Group did not have any financial assets and liabilities or nonfinancial assets and liabilities that were required to be measured at fair value on a recurring basis as at December 31, 2010, 2011 and 2012.  Other than the impaired goodwill and intangible assets (see Note 7 and Note 8), the Group did not have any assets and liabilities that were measured at fair value on a nonrecurring basis.  The estimated fair value of the impaired goodwill and intangible assets at the time of impairment tests was estimated by applying unobservable inputs to the discounted cash flow valuation methodology that are significant to the measurement of the fair value of these assets (Level 3).

The carrying amounts of financial instruments, which consist of cash and cash equivalents, restricted cash, accounts receivable, amounts due from related parties, other current assets, short-term bank loans, accounts payable, amounts due to related parties, consideration payable and other current liabilities approximate their fair values due to the short term nature of these instruments.

The fair values of investments under the equity method of accounting and other investments accounted for under the cost method of accounting cannot be reasonably estimated without incurring excessive cost.

Accounting pronouncements recently adopted and issued accouting standards

(ab)         Accounting pronouncements recently adopted

In May 2011, the FASB issued an authoritative pronouncement on fair value measurement.  The guidance is the result of joint efforts by the FASB and International Accounting Standards Board to develop a single, converged fair value framework.  The guidance is largely consistent with existing fair value measurement principles in US GAAP.  The guidance expands the existing disclosure requirements for fair value measurements and makes other amendments, mainly including:

·                                          Highest-and-best-use and valuation-premise concepts for nonfinancial assets-the guidance indicates that the highest-and-best-use and valuation-premise concepts only apply to measuring the fair value of nonfinancial assets.

·                                          Application to financial assets and financial liabilities with offsetting positions in market risks or counterparty credit risk-the guidance permits an exception to fair value measurement principles for financial assets and financial liabilities (and derivatives) with offsetting positions in market risks or counterparty credit risk when several criteria are met.  When the criteria are met, an entity can measure the fair value of the net risk position.

·                                          Premiums or discounts in fair value measure-the guidance provides that premiums or discounts that reflect size as a characteristic of the reporting entity’s holding (specifically, a blockage factor that adjusts the quoted price of an asset or a liability because the market’s normal daily trading volume is not sufficient to absorb the quantity held by the entity) rather than as a characteristic of the asset or liability (for example, a control premium when measuring the fair value of a controlling interest) are not permitted in a fair value measurement.

·                                          Fair value of an instrument classified in a reporting entity’s stockholders’ equity-the guidance prescribes a model for measuring the fair value of an instrument classified in stockholders’ equity; this model is consistent with the guidance on measuring the fair value of liabilities.

·                                          Disclosures about fair value measurements-the guidance expands disclosure requirements, particularly for Level 3 inputs.  Required disclosures include:

(i)                                    For fair value measurements categorized in Level 3 of the fair value hierarchy: (1) a quantitative disclosure of the unobservable inputs and assumptions used in the measurement, (2) a description of the valuation process in place (e.g., how the entity decides its valuation policies and procedures, as well as changes in its analyses of fair value measurements, from period to period), and (3) a narrative description of the sensitivity of the fair value to changes in unobservable inputs and interrelationships between those inputs.

(ii)                                 The level in the fair value hierarchy of items that are not measured at fair value in the statement of financial position but whose fair value must be disclosed.

The guidance is to be applied prospectively and is effective for interim and annual periods beginning after December 15, 2011, for public entities.  Early application by public entities is not permitted.  The Group adopted this pronouncement effectively January 1, 2012, which did not have a significant effect on the Group’s consolidated financial statements.

In June 2011, the FASB issued an authoritative pronouncement to require an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements.  In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income.  The guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity.  The guidance does not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income.  The guidance should be applied retrospectively.  For public entities, the guidance is effective for fiscal years and interim periods within those years, beginning after December 15, 2011.  Early adoption is permitted.  In December 2011, the FASB issued an authoritative pronouncement related to deferral of the effective date for amendments to the presentation of reclassifications of items out of accumulated other comprehensive income.  This guidance allows the FASB to redeliberate whether to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented.  While the FASB is considering the operational concerns about the presentation requirements for reclassification adjustments and the needs of financial statement users for additional information about reclassification adjustments, entities should continue to report reclassifications out of accumulated other comprehensive income consistent with the presentation requirements in effect update the pronouncement issued in June 2011.  The Group adopted this guidance effective January 1, 2012 and presented the total consolidated statements of comprehensive income in two separate but consecutive statements.

In September 2011, the FASB issued an authoritative pronouncement related to testing goodwill for impairment.  The guidance is intended to simplify how entities, both public and non-public, test goodwill for impairment.  The guidance permits an entity to first assess qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test.  The guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011.  Early adoption is permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if a public entity’s financial statements for the most recent annual or interim period have not yet been issued.  The Group adopted this pronouncement effective January 1, 2012, which did not have a significant effect on the Group’s consolidated financial statements, as the Group chose to directly perform the two-step goodwill impairment test for 2012.

(ac)         Recently issued accounting standards

In December 2011, the Financial Accounting Standards Board (“FASB”) has issued an authoritative pronouncement related to Disclosures about Offsetting Assets and Liabilities.  The guidance requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods.  An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented.

In July 2012, the FASB has issued an authoritative pronouncement related to testing indefinite-lived intangible assets, other than goodwill, for impairment.  Under the pronouncement, entities testing indefinite-lived intangible assets for impairment would have the option of performing a qualitative assessment before calculating the fair value of the asset.  If an entity determines, on the basis of qualitative factors, that the indefinite-lived intangible asset is not more likely than not impaired, a quantitative fair value calculation would not be needed.  The amendments are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted.

In February 2013, the FASB issued an authoritative pronouncement related to reporting of amounts reclassified out of accumulated other comprehensive income, to improve the transparency of reporting these reclassifications.  Other comprehensive income includes gains and losses that are initially excluded from net income for an accounting period.  Those gains and losses are later reclassified out of accumulated other comprehensive income into net income.

The guidance expands the exiting disclosure requirement for reporting net income or other comprehensive income in financial statements, including:

·                                          Present (either on the face of the statement where net income is presented or in the notes) the effects on the line items of net income of significant amounts reclassified out of accumulated other comprehensive income - but only if the item reclassified is required under U.S.  GAAP to be reclassified to net income in its entirety in the same reporting period.

·                                          Cross-reference to other disclosures currently required under U.S.  GAAP for other reclassification items (that are not required under U.S.  GAAP) to be reclassified directly to net income in their entirety in the same reporting period.  This would be the case when a portion of the amount reclassified out of accumulated other comprehensive income is initially transferred to a balance sheet account (e.g., inventory for pension-related amounts) instead of directly to income or expense.

For public entities, the guidance is effective for reporting periods beginning after December 15, 2012.  Early adoption is permitted.  The Group will adopt this pronouncement on January 1, 2013, and do not expect the adoption of this pronouncement will have a significant impact on its financial condition or results of operations.

ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2012
ORGANIZATION AND PRINCIPAL ACTIVITIES
Schedule of financial information of the Company's VIEs and VIEs' subsidiaries

	December 31,
	2011	2012

Total assets	$438,643,462	$243,911,518
Total liabilities	492,507,843	502,598,211

	Year ended December 31,
	2010	2011	2012

Net revenues	$138,056,640	$199,622,163	114,839,319
Net loss	(110,259,691)	(2,762,658)	(204,191,346)
Net cash provided by (used in) operating activities	1,760,983	57,162,780	(13,419,077)
Net cash (used in) provided by investing activities	(55,717,423)	(1,664,123)	2,665,801
Net cash used in financing activities	(58,334,979)	(44,693,807)	(22,772,297)

Schedule of subsidiaries and variable interest entities

		Date of	Place of
	Date of	establishment/	establishment/	Percentage of
Companies	acquisition	incorporation	incorporation	ownership

Subsidiaries of the Company
CDTC	N/A	March 9, 2006	PRC	100%
Aim Sky International Limited (“Aim”)	April 1, 2008	January 1, 2008	British Virgin Islands (“BVI”)	100%
Win Prosper Development Limited	N/A	April 23, 2008	Hong Kong (“HK”)	100%
Century Port Limited (“Century”)	May 1, 2008	March 20, 2008	BVI	100%
Goldwhite Limited (“Goldwhite”)	May 1, 2008	March 21, 2008	BVI	100%
Peak Win Limited (“Peak”)	May 1, 2008	March 19, 2008	BVI	100%
Ahead Smart Holdings Limited (“Ahead”)	August 4, 2008	June 18, 2008	BVI	100%
Vision Best Limited	N/A	September 23, 2009	BVI	100%
Whole Genius Limited	N/A	May 16, 2008	HK	100%
DMG	January 2, 2010	May 15, 2003	BVI	100%
DMG HK	January 2, 2010	October 10, 2003	HK	100%
Eastlong Technology	January 2, 2010	December 10, 2001	PRC	100%
Shenzhen Huachangshi Digital Technology Co., Ltd. (“Huachangshi”)	N/A	November 27, 2008	PRC	100%
Shenzhen Huadingshi Digital Technology Co., Ltd.	N/A	December 20, 2010	PRC	100%
Dienzhi Advertising (Shanghai) Co., Ltd	January 2, 2010	March 19, 2009	PRC	100%

VIE of CDTC
VisionChina Media Group	N/A	April 8, 2005	PRC	note (a)

Subsidiaries of VisionChina Media Group
Shenzhen HDTV Industry Investment Co., Ltd. (“Shenzhen HDTV”)	February 17, 2006	June 16, 2004	PRC	100%
Beijing Beiguang Media Mobile Television Advertising Co., Ltd.	N/A	December 18, 2006	PRC	100%
Beijing Huaguangshi Co., Ltd.	N/A	April 22, 2009	PRC	100%
Beijing Hua Jingshi Media Advertising Co., Ltd.	N/A	July 26, 2007	PRC	100%
Beijing Hua Meishi Advertising Co., Ltd.	N/A	May 25, 2007	PRC	100%
Luzhou Huashi Digital Technology Co., Ltd. (“Luzhou Huashi”)	N/A	November 21, 2009	PRC	100%
Nanjing Hua Meishi Advertising Co., Ltd.	N/A	July 16, 2007	PRC	100%
Shenzhen Hua Meishi Advertising Co., Ltd.	N/A	June 29, 2007	PRC	100%
Shenzhen Huashixin Culture Media Co., Ltd.	N/A	September 3, 2007	PRC	100%
Guangzhou Jiaojian Multimedia Information Technology Co., Ltd.	N/A	October 8, 2007	PRC	50%
Shanghai Junshi Advertising Co., Ltd.	N/A	June 11, 2008	PRC	100%
Xian Qujiang Huachangshi Digital Technology Co., Ltd. (“Xian Huachangshi”)	N/A	November 12, 2009	PRC	100%
Jiangxi Huashi Media Advertising Co., Ltd. (“Jiangxi Huashi”)	N/A	June 17,2011	PRC	100%

VIE of Eastlong Technology
Eastlong Advertising	January 2, 2010	March 30, 2004	PRC	note (b)

Subsidiaries of Eastlong Advertising
Nanjing Metro Operation Information Service Co., Ltd.	January 2, 2010	September 13, 2006	PRC	100%
Shenzhen Metro Operation Information Service Co., Ltd. (“DMG Shenzhen”)	January 2, 2010	August 10, 2005	PRC	100%
Tianjin Metro Operation Information Service Co., Ltd.	January 2, 2010	September 22, 2005	PRC	100%
Dienzhi Advertising (Beijing) Co., Ltd.	January 2, 2010	June 17, 2009	PRC	100%

Notes:

(a)	Through a series of contractual arrangements, VisionChina Media Group became a VIE of CDTC.
(b)	Through a series of contractual arrangements, Eastlong Advertising became a VIE of Eastlong Technology.

Schedule of equity method investees

	Date of	Date of	Place of	Percentage of
Investee companies	acquisition	establishment	establishment	ownership
Chengdu Mobile Digital Television Company Limited (“Chengdu Mobile”)	N/A	April 29, 2005	PRC	49%
Chongqing Light Rail Information Services Co., Ltd. (“DMG Chongqing”)	January 2, 2011	December 30, 2004	PRC	46.75%
Haerbin China Mobile Television Company Limited (“Haerbin Mobile”)	N/A	November 10, 2005	PRC	49%
Jilin Mobile Television Company Limited (“Jilin Mobile”)	N/A	November 8, 2005	PRC	49%
Dalian Mobile Digital Television Company Limited (“Dalian Mobile”)	N/A	February 20, 2006	PRC	49%
Henan China Digital Mobile Television Company Limited (“Henan Mobile”)	N/A	July 4, 2006	PRC	49%
Hubei China Digital Television Company Limited (“Hubei Mobile”)	N/A	July 26, 2006	PRC	49%
Suzhou China Digital Mobile Television Company Limited (“Suzhou Mobile”)	N/A	February 17, 2007	PRC	49%
Changzhou China Digital Mobile Television Company Limited (“Changzhou Mobile”)	N/A	March 19, 2007	PRC	49%
Ningbo China Digital Mobile Television Company Limited (“Ningbo Mobile”)	N/A	April 5, 2007	PRC	49%
Zhongguanguoji Metro TV (Beijing) Co., Ltd. (“Zhongguanguoji”)	January 2, 2010	December 22, 2005	PRC	49%

Schedule of financial information of DMG Chongqing as of the disposal date

Cash and cash equivalents	$158,129
Other assets	538,607
Total liabilities	(331,363)
Total identifiable net assets	$365,373

Net cash inflow arising from disposal of equity interest of DMG Chongqing in 2011:
Consideration received	$230,709
Cash and cash equivalents disposed	(158,129)
$72,580

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of expected useful lives of intangible assets
Estimated useful life

Customer base	5 years
Non-compete agreements	10 years
Trademark	10 years
Patents	10 years
Concession contracts	9 years
Technology	9 years

Schedule of estimated useful lives of fixed assets

Estimated useful life

Media display equipment	5 years
Computers and office equipment	5 years
Motor vehicles	5 years
Leasehold improvements	lesser of lease terms or the estimated useful lives of the assets

Schedule of computation of basic and diluted net loss per share

	Year ended December 31,
	2010	2011	2012

Numerator:
Net loss attributable to VisionChina Media Inc. shareholders	$(151,338,222)	$(12,503,292)	$(246,409,192)

Denominator:
Weighted average shares outstanding-basic	82,739,234	102,047,412	101,351,222
Weighted average number of shares outstanding-diluted	82,739,234	102,047,412	101,351,222

Basic net loss per share	$(1.83)	$(0.12)	$(2.43)
Diluted net loss per share	(1.83)	(0.12)	(2.43)

ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2012
ACQUISITIONS
Schedule of movements of the Earn-out Consideration payables

	Peak	Aim	Golden	Goldwhite	Ahead	Century	Total
At January 1, 2010	$28,038,118	$5,295,120	$5,635,961	$6,092,346	$7,268,198	$4,874,243	$57,203,986
Additional Earn-out Consideration for 2009	—	6,405,393	2,577,464	6,330,350	5,890,039	650,285	21,853,531
Earn-out Consideration for 2010	2,309,706	983,706	495,138	1,337,715	638,150	463,174	6,227,589
Less: Cash settlements in 2010	(23,776,583)	(10,921,164)	(7,281,461)	(9,904,807)	(11,930,914)	(4,694,249)	(68,509,178)
Offset by prepayment	(6,571,241)	(1,225,057)	(1,427,102)	(3,855,604)	—	(1,271,392)	(14,350,396)

At December 31, 2010	$—	$537,998	$—	$—	$1,865,473	$22,061	$2,425,532
Additional Earn-out Consideration for 2011	—	—	—	—	1,338,072	—	1,338,072
Less: Cash settlements in 2011	—	(537,998)	—	—	(761,130)	(22,061)	(1,321,189)
Offset by prepayment	—	—	—	—	(2,442,415)	—	(2,442,415)

At December 31, 2011 and 2012	$—	$—	$—	$—	$—	$—	$—
Recorded in the balance sheet
As of December 31, 2011 and 2012 as:
- Current	$—	$—	$—	$—	$—	$—	$—
- Non-current	—	—	—	—	—	—	—

Schedule of consideration paid and the amounts of the assets acquired and liabilities assumed recognized based on their fair values as of the acquisition date

	As of	Amortization
	Acquisition date	period
Consideration
Cash (Note a)	$79,311,438
Equity instruments (8,476,013 common shares of the Company) (Note b)	67,567,386
Cash / Equity instruments (Note c)	19,655,634
Fair value of total consideration transferred	$166,534,458

Recognized amounts of identifiable assets acquired and liabilities assumed
Identifiable intangible assets
- Concession contracts	$90,653,467	9 years
- Technology	336,838	9 years
- Non-compete agreements	161,097	10 years
Cash and cash equivalents	3,840,983
Restricted cash	42,409,500
Fixed assets	6,795,102
Trade and other receivables and other assets	9,175,868
Short-term bank borrowings	(42,898,604)
Trade and other payables and other current liabilities	(10,631,163)
Deferred tax liabilities - non-current	(22,787,850)
Total identifiable net assets	$77,055,238
Noncontrolling interest	(2,403)
Goodwill	89,481,623
	$166,534,458
Cash flows arising on acquisition in 2010:
Cash and cash equivalents acquired	$3,840,983

Notes:

(a)                                 This amount represents the cash deposit of $40,000,000 paid in 2009 (see Note 11) and fair value of the portion of consideration payable to be settled in cash totalling $40,000,000 due in 2010 and 2011.  As of December 31, 2012, the consideration payable of $40,000,000 due in 2012 remains unpaid as a result of the litigation with the selling shareholders of DMG as set out in Note 18(c).

(b)                                 The Company issued 8,476,013 common shares in 2010 for the DMG Acquisition, 7,628,412 common shares of which has been released to the selling shareholders of DMG in 2010, while the remaining 847,601 common shares has not been released to the selling shareholders of DMG as of December 31, 2011 and 2012.

(c)                                  This amount represents fair value of the portion of consideration payable totalling $20,000,000, which pursuant to the agreement should be settled, at the election of the selling shareholders of DMG, either in cash or in common shares of the Company, in 2010 and 2011.  As of December 31, 2011 and 2012, the overdue consideration payable of $20,000,000 remains unpaid as a result of the litigation with the selling shareholders and former management of DMG as set out in Note 18(c).

ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2012
ACCOUNTS RECEIVABLE
Schedule of accounts receivable
	December 31,
	2011	2012
Accounts receivables	$70,711,270	$46,158,050
Less: Allowance for doubtful accounts	(4,427,016)	(9,414,581)
	$66,284,254	$36,743,469

Schedule of movements in allowance for doubtful accounts
	December 31,
	2011	2012
Balance at beginning of the year	$1,241,874	$4,427,016
Foreign exchange adjustment	117,793	35,972
Current year additions	3,067,349	4,951,593
	$4,427,016	$9,414,581

PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Schedule of prepaid expenses and other current assets

	December 31,
	2011	2012
Advances to suppliers	$5,733,241	$7,039,523
Prepaid expenses	11,188,313	5,067,824
Barter goods	5,463,771	4,355,479
Deposit for DMG Acquisition	4,000,000	4,000,000
Other deposits	2,697,970	1,066,166
Other current assets	5,194,858	5,278,902
	$34,278,153	$26,807,894

FIXED ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2012
FIXED ASSETS, NET
Schedule of components of fixed assets

	December 31,
	2011	2012
Media display equipment	$21,481,364	$22,038,529
Computers and office equipment	3,162,839	3,705,490
Motor vehicles	587,191	611,559
Leasehold improvements	1,874,572	2,141,980
Sub-total	27,105,966	28,497,558
Less: accumulated depreciation and amortization	(13,468,214)	(17,715,392)
	$13,637,752	$10,782,166

GOODWILL (Tables)	12 Months Ended
Dec. 31, 2012
GOODWILL
Schedule of changes in the carrying amount of goodwill

Balance as of January 1, 2011		$134,570,979
Representing:
- gross goodwill	$231,097,802
- accumulated impairment loss	(96,526,823)

Net exchange differences		5,497,405
Addition as a result of contingent consideration resolved (note 3)		1,338,072

Balance as of December 31, 2011		$141,406,456
Representing:
- gross goodwill	$244,853,445
- accumulated impairment loss	(103,446,989)

Net exchange differences		958,873
Impairment loss		(142,365,329)
Balance as of December 31, 2012		$—

Representing:
- gross goodwill	$246,843,017
- accumulated impairment loss	(246,843,017)

INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2012
INTANGIBLE ASSETS, NET
Schedule of intangible assets

	Weighted	December 31, 2011				December 31, 2012
	average		Accumulated	Impairment	Net Carrying		Accumulated	Impairment	Net Carrying
	economic life	Cost	amortization	loss	values	Cost	amortization	loss	values
Customer base	5 years	$12,899,107	$(6,635,203)	$(5,366,440)	$897,464	$13,003,920	$(6,850,171)	$(6,153,749)	$—
Non-compete agreements	10 years	4,141,808	(1,132,013)	(2,550,882)	458,913	4,175,461	(1,093,080)	(3,082,381)	—
Patents	10 years	252,507	(63,264)	—	189,243	270,429	(86,457)	—	183,972
Trademark	10 years	138,533	(27,707)	—	110,826	232,853	(50,134)	—	182,719
Concession contracts	9 years	97,445,016	(16,597,474)	(42,966,808)	37,880,734	98,236,816	(19,098,460)	(79,138,356)	—
Technology	9 years	362,074	(42,896)	(319,178)	—	365,016	(40,557)	(324,459)	—
		$115,239,045	$(24,498,557)	$(51,203,308)	$39,537,180	$116,284,495	$(27,218,859)	$(88,698,945)	$366,691

Schedule of amortization expense

	December 31,
	2010	2011	2012
Cost of revenue	$10,184,158	$5,322,301	$2,727,084
Selling and marketing expense	1,846,770	740,238	379,008
General and administrative expense	33,805	35,647	45,642
	$12,064,733	$6,098,186	$3,151,734

INVESTMENTS UNDER EQUITY METHOD (Tables)	12 Months Ended
Dec. 31, 2012
INVESTMENTS UNDER EQUITY METHOD
Schedule of combined results of operations and financial position of equity method investments

	Year ended December 31,
	2010	2011	2012
Condensed statement of operations information:
Revenue	$8,224,393	$10,463,451	$11,970,674
Net (loss) income	(527,690)	1,125,147	949,340
Group’s equity in net (loss) income of investees	$(258,568)	$548,809	$465,175

	December 31,
	2011	2012
Condensed balance sheet information:
Current assets	$10,576,931	$13,596,732
Non-current assets	5,023,418	3,853,123
Total assets	15,600,349	17,449,855
Current liabilities	5,073,679	5,887,964
Equity	10,526,670	11,561,891
Total liabilities and equity	15,600,349	17,449,855
Group’s share of net assets	$5,154,181	$5,661,406

LONG-TERM PREPAYMENTS AND DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2012
LONG-TERM PREPAYMENTS AND DEPOSITS
Schedule of long-term prepayments and deposits
	December 31,
	2011	2012
Prepayments for acquisition of fixed assets	$1,132,235	$722,036
Other deposits	16,915,183	14,345,274
Other long-term prepayments	1,848,767	2,469,295
	$19,896,185	$17,536,605

BANK LOANS AND FACILITIES (Tables)	12 Months Ended
Dec. 31, 2012
BANK LOANS AND FACILITIES
Schedule of bank loans

	December 31,
	2011	2012
BOC (SZ)
- Interest rate at Benchmark Rate, denominated in RMB	$—	$8,998,429
China Construction Bank (Shenzhen branch) (“CCB(SZ)”)
- Interest rate at 110% of Benchmark Rate, denominated in RMB(1)	20,465,028	—
Total bank loans	20,465,028	8,998,429
Less: Amount due within one year shown under current liabilities	20,465,028	8,998,429
Amount due after one year shown under non-current liabilities	$—	$—

Note:

(1)       The amounts were repaid in full in June 2012.

ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of accrued expenses and other current liabilities

	December 31,
	2011	2012

Accrued payroll and welfare	$3,606,301	$3,800,756
Customer deposits	3,847,119	4,964,622
Accrued penalty interest for overdue considerable payable (Note 18(c))	3,375,000	9,368,145
Accrued expenses	6,166,161	6,642,338
Other current liabilities	1,819,969	1,435,398
	$18,814,550	$26,211,259

INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
INCOME TAXES
Schedule of current and deferred components of income tax expenses (benefits)
	Year ended December 31,
	2010	2011	2012

Current tax	$(193,330)	$162,845	$125,733
Deferred tax	(18,008,959)	(956,260)	(7,673,154)
	$(18,202,289)	$(793,415)	$(7,547,421)

Schedule of principal components of the Group's deferred income tax assets and liabilities

	December 31,
	2011	2012

Deferred tax assets:
Net operating loss carrying forward	$7,002,554	$18,682,444
Total deferred tax assets	7,002,554	18,682,444
Valuation allowance on deferred tax assets	(4,284,387)	(18,238,463)
Net deferred tax assets (non-current)	$2,718,167	$443,981

Deferred tax liabilities:
Intangible assets (non-current)	$9,808,291	$—

Schedule of movement of valuation allowance

	Year ended December 31,
	2010	2011	2012

At the beginning of the year	$2,112,994	$13,210,882	$4,284,387
Arising from DMG Acquisition	10,364,217	—	—
Tax loss expired	—	(9,030,073)	(500,181)
Liquidation of a subsidiary	—	(66,176)	(263,329)
Exchange realignment	613,465	225,275	17,069
Change in tax rate	(1,285,778)	9,329	(225,318)
Change for the year	1,405,984	(64,850)	14,925,835
At the end of the year	$13,210,882	$4,284,387	$18,238,463

Schedule of reconciliation of the income tax expenses (benefits) to the amount computed by applying the current tax rate to income (loss) before income taxes in the statements of operations

	Year ended December 31,
	2010	2011	2012

Expected taxation at PRC EIT statutory rate of 25%	$(42,364,813)	$(3,352,917)	$(63,518,834)
Effect of different tax rates	(4,698,082)	251,879	1,749,282
Effect of loss that cannot be carried forward	1,785,662	1,419,225	2,447,707
Tax expense arising from items which are not deductible or not taxable for tax purpose:
- non-deductible entertainment expenses	1,269,481	592,257	1,027,013
- goodwill impairment	24,131,706	—	29,467,644
- others, net	528,275	792,187	1,070,292
Effect of tax exemption and tax concessions	(67,172)	(175,571)	5,283,567
(Overprovision) underprovision in prior years	(193,330)	(255,625)	73
Change in valuation allowance	1,405,984	(64,850)	14,925,835
Total income tax benefit	$(18,202,289)	$(793,415)	$(7,547,421)

SHARE INCENTIVE PLAN (Tables)	12 Months Ended
Dec. 31, 2012
SHARE INCENTIVE PLAN
Schedule of assumptions used to estimate fair value of share options granted to employees
2010

Risk-free interest rate	0.46% - 2.67%
Expected life	0.75 - 4 years
Expected volatility	0.66 - 1.52
Expected dividends	0%

Summary of share options under the Plan

			Weighted-
	Number	Weighted-	average	Weighted-
	of	average	remaining	average
	shares	exercise price	contractual life	fair value

Outstanding as of January 1, 2010	2,399,658	$5.10	8.00	$1.87
Granted
- April 2, 2010	172,000	4.68		2.58
- April 20, 2010	100,000	4.71		4.71
- September 26, 2010	107,000	4.32		3.78

Exercised	(202,800)	0.76		0.23
Forfeited	(804,034)	8.09		4.14

Outstanding as of December 31, 2010	1,771,824	$4.13	7.34	1.45
Exercised	(88,334)	1.05		0.18
Forfeited	(128,137)	6.06		3.92

Outstanding as of December 31, 2011	1,555,353	$4.55	6.30	1.33
Exercised	(39,100)	1.00		0.21
Forfeited	(27,557)	5.31		3.60

Outstanding as of December 31, 2012	1,488,696	$4.22	5.28	1.46

Exercisable as of December 31, 2012	1,415,873	$4.78	5.01

Vested or expected to vest as of December 31, 2012	1,415,873	$4.78	5.01

Summary of restricted stock under the plan

		Weighted
	Number of	average
	shares	fair value

Outstanding as of January 1, 2010	90,723	$8.80
Granted	470,000	4.30
Forfeited	(247,917)	5.78
Vested	(68,917)	6.14

Outstanding as of December 31, 2010	243,889	$3.95
Granted	84,000	1.83
Forfeited	(3,100)	4.33
Vested	(16,764)	5.04

Outstanding as of December 31, 2011	308,025	$3.31
Granted	154,926	0.38
Forfeited	(5,171)	4.27
Vested	(14,429)	5.02

Outstanding as of December 31, 2012	443,351	2.96

COMMITMENTS AND CONTINGENCY (Tables)	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCY
Schedule of minimum rental payments under certain operating leases, relating to the rental of office premises
Year ending December 31,
2013	$935,023
2014	322,932
2015	179,356
2016	24,147
2017	13,236
2018 and thereafter	29,995
$1,504,689

Schedule of payments under future minimum purchase commitments under agreements to pay media costs
Year ending December 31,
2013	$75,212,000
2014	72,289,000
2015	64,206,000
2016	21,508,000
2017	11,941,000
2018 and thereafter	20,120,000
$265,276,000

SEGMENT AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
SEGMENT AND GEOGRAPHIC INFORMATION
Schedule of advertisers or advertising agents that accounted for 10% or more of the total advertising service revenue
	Percentage of revenue
	2010	2011	2012

Customer A	10.6%	N/A	N/A

RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS
Schedule of amounts due from related parties

	December 31,
	2011	2012

Chengdu Mobile	$76,579	$—
Changzhou Mobile	37,819	43,665
DMG Chongqing	566,724	447,679
Eastlong Huatong	—	325,632
Guangtong Mobile	17,710	—
Haerbin Mobile	332,170	—
Hubei Mobile	111,014	253,751
Jilin Mobile	300,662	272,749
Ningbo Mobile	—	103,126
Shenzhen Mobile	176,849	39,073
Suzhou Mobile	72,415	—
Zhongguanguoji	176,745	—
Director and management of the Company	394,352	600,226
A non-controlling shareholder	181,037	18,515
	$2,444,076	$2,104,416

Schedule of amounts due to related parties

	December 31,
	2011	2012

Changzhou Mobile	$2,522	$—
Chengdu Mobile	—	437,773
Dalian Mobile	128,033	—
Eastlong Huatong	6,170	—
Haerbin Mobile	4,054	—
Henan Mobile	76,972	36,963
Hubei Mobile	4,532	—
Ningbo Mobile	238,200	—
Shenzhen Champs Elysees Renovations Co., Ltd. (“Champs Elysees”)	3,679	4,085
Shenzhen Meidi Zhiye Development Co., Ltd. (“Zhiye”)	83,069	7,669
Suzhou Mobile	—	446,615
Wuxi Guangtong	—	197,981
Zhongguanguoji	868,450	697,326
	$1,415,681	$1,828,412

Schedule of advertising equipment sales (to) from investee companies
	Year ended December 31,
	2010	2011	2012

Chengdu Mobile	$—	$—	$(564)
DMG Chonqging	—	—	(746,587)
Hubei Mobile	—	—	(399)
Shenzhen Mobile	—	(219,918)	—
	$—	$(219,918)	$(747,550)

Schedule of services rendered by investee companies

	Year ended December 31,
	2010	2011	2012

Chengdu Mobile	$1,814,631	$1,930,094	$2,018,325
Dalian Mobile	1,308,066	1,511,008	1,536,657
DMG Chonqging	—	—	286,665
Guangtong Mobile	884,801	1,107,789	1,229,301
Haerbin Mobile	18,104	3,990	—
Henan Mobile	171,908	355,111	374,435
Hubei Mobile	795,583	987,133	1,132,080
Jilin Mobile	483,320	537,920	578,175
Ningbo Mobile	1,264,212	1,380,029	1,363,903
Shenzhen Mobile	8,769,071	7,157,504	—
Suzhou Mobile	663,863	774,677	1,303,043
Zhongguangguoji	184,051	—	—
	$16,357,610	$15,745,255	$9,822,584

ORGANIZATION AND PRINCIPAL ACTIVITIES (Details) (DMG)	Jan. 31, 2010
DMG
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of equity interest acquired	100.00%

ORGANIZATION AND PRINCIPAL ACTIVITIES (Details 2)	12 Months Ended													12 Months Ended					12 Months Ended		12 Months Ended
	Dec. 31, 2012 USD ($) item	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Business Cooperation Agreement item	Dec. 31, 2012 VIEs and VIEs' subsidiaries USD ($)	Dec. 31, 2011 VIEs and VIEs' subsidiaries USD ($)	Dec. 31, 2010 VIEs and VIEs' subsidiaries USD ($)	Dec. 31, 2012 VisionChina Media Group USD ($)	Dec. 31, 2012 VisionChina Media Group Domain Name License Agreement	Dec. 31, 2012 Eastlong Advertising USD ($)	Dec. 31, 2012 Eastlong Advertising Business Cooperation Agreement	Dec. 31, 2012 CDTC VisionChina Media Group USD ($)	Dec. 31, 2012 CDTC VisionChina Media Group Mr. Limin Li and Ms. Yanqing Liang CNY	Dec. 31, 2012 CDTC VisionChina Media Group Technology and management services agreement	Dec. 31, 2012 CDTC VisionChina Media Group Domain Name License Agreement	Dec. 31, 2012 CDTC VisionChina Media Group Option Agreements Mr. Limin Li and Ms. Yanqing Liang CNY	Dec. 31, 2012 Eastlong Technology Eastlong Advertising USD ($)	Dec. 31, 2012 Eastlong Technology Eastlong Advertising Mr. Qijun Men and Mr. Haifeng Wang CNY	Dec. 31, 2012 Eastlong Technology Eastlong Advertising Business Cooperation Agreement	Dec. 31, 2012 Eastlong Technology Eastlong Advertising Option Agreements Mr. Qijun Men and Mr. Haifeng Wang CNY	Dec. 31, 2012 Company and its subsidiaries	Dec. 31, 2011 Company and its subsidiaries	Dec. 31, 2010 Company and its subsidiaries
ORGANIZATION AND PRINCIPAL ACTIVITIES
Term of agreement														25 years	25 years
Royalty fee as percentage of gross annual revenues									0.20%
Number of initial working days of any year during the term of the agreement to adjust royalty fee									10 days
Percentage of project profits to be received											10.00%								90.00%
Minimum continuous period that services are not provided which could lead to termination of agreement																			3 years
Number of directors				5
Interest-free loan													50,000,000					20,000,000
Purchase price for which equity interest of certain equity holders of the variable interest entity can be purchased																50,000,000				20,000,000
Number of VIEs	2
Contribution of Group's consolidated net revenues derived from third parties and non-consolidated affiliates (as a percent)					99.30%	98.30%	99.50%														0.70%	1.70%	0.50%
Assets (as a percent)					77.40%	80.20%	65.70%														22.60%	19.80%	34.30%
Total assets	149,795,319	415,140,682			243,911,518	438,643,462
Total liabilities	109,782,373	131,738,701			502,598,211	492,507,843
Net revenues	115,667,850	181,194,350	138,056,640		114,839,319	199,622,163	138,056,640
Net loss	(246,527,916)	(12,618,254)	(151,256,961)		(204,191,346)	(2,762,658)	(110,259,691)
Net cash provided by (used in) operating activities	(27,190,937)	(17,617,058)	(22,210,745)		(13,419,077)	57,162,780	1,760,983
Net cash (used in) provided by investing activities	(13,114,869)	65,124,624	(29,628,601)		2,665,801	(1,664,123)	(55,717,423)
Net cash used in financing activities	(11,593,890)	(36,135,463)	48,340,743		(22,772,297)	(44,693,807)	(58,334,979)
Assets pledged or collateralized								0		0
VIE's creditors having recourse to general credit												$ 0					$ 0

ORGANIZATION AND PRINCIPAL ACTIVITIES (Details 3) (USD $)	12 Months Ended			1 Months Ended																				12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2012 Chengdu Mobile item	Jan. 31, 2011 DMG Chongqing	Dec. 31, 2012 DMG Chongqing	Dec. 31, 2012 Haerbin Mobile item	Dec. 31, 2012 Jilin Mobile item	Dec. 31, 2012 Dalian Mobile item	Dec. 31, 2012 Henan Mobile item	Dec. 31, 2012 Hubei Mobile item	Dec. 31, 2012 Suzhou Mobile item	Dec. 31, 2012 Changzhou Mobile item	Dec. 31, 2012 Ningbo Mobile item	Dec. 31, 2012 Zhongguanguoji	Dec. 31, 2012 VisionChina Media Group Chengdu Mobile	Dec. 31, 2012 VisionChina Media Group Haerbin Mobile	Dec. 31, 2012 VisionChina Media Group Jilin Mobile	Dec. 31, 2012 VisionChina Media Group Dalian Mobile	Dec. 31, 2012 VisionChina Media Group Henan Mobile	Dec. 31, 2012 VisionChina Media Group Hubei Mobile	Dec. 31, 2012 VisionChina Media Group Suzhou Mobile	Dec. 31, 2012 VisionChina Media Group Changzhou Mobile	Dec. 31, 2012 VisionChina Media Group Ningbo Mobile	Dec. 31, 2012 Shenzhen HDTV	Dec. 31, 2012 Beijing Beiguang Media Mobile Television Advertising Co., Ltd.	Dec. 31, 2012 Beijing Huaguangshi Co., Ltd.	Dec. 31, 2012 Beijing Hua Jingshi Media Advertising Co., Ltd.	Dec. 31, 2012 Beijing Hua Meishi Advertising Co., Ltd.	Dec. 31, 2012 Luzhou Huashi	Dec. 31, 2012 Nanjing Hua Meishi Advertising Co., Ltd.	Dec. 31, 2012 Shenzhen Hua Meishi Advertising Co., Ltd.	Dec. 31, 2012 Shenzhen Huashixin Culture Media Co., Ltd.	Dec. 31, 2012 Guangzhou Jiaojian Multimedia Information Technology Co., Ltd.	Dec. 31, 2012 Shanghai Junshi Advertising Co., Ltd.	Dec. 31, 2012 Xian Huachangshi	Dec. 31, 2012 Jiangxi Huashi	Dec. 31, 2012 Nanjing Metro Operation Information Service Co., Ltd.	Dec. 31, 2012 DMG Shenzhen	Dec. 31, 2012 Tianjin Metro Operation Information Service Co., Ltd.	Dec. 31, 2012 Dienzhi Advertising (Beijing) Co., Ltd.	Dec. 31, 2012 CDTC	Dec. 31, 2012 Aim	Dec. 31, 2012 Win Prosper Development Limited	Dec. 31, 2012 Century	Dec. 31, 2012 Goldwhite	Dec. 31, 2012 Peak	Dec. 31, 2012 Ahead	Dec. 31, 2012 Vision Best Limited	Dec. 31, 2012 Whole Genius Limited	Dec. 31, 2012 DMG	Dec. 31, 2012 DMG HK	Dec. 31, 2012 Eastlong Technology	Dec. 31, 2012 Huachangshi	Dec. 31, 2012 Shenzhen Huadingshi Digital Technology Co., Ltd.	Dec. 31, 2012 Dienzhi Advertising (Shanghai) Co., Ltd.
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of ownership interest in subsidiaries																																									100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Percentage of ownership interest in variable interest entities																								100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	50.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Percentage of ownership interest in equity method investees			49.00%		46.75%	49.00%	49.00%	49.00%	49.00%	49.00%	49.00%	49.00%	49.00%	49.00%
Percentage of ownership in subsidiary sold				15.00%
Gain on disposal of equity interest in equity method investee	$ 175,903			$ 175,903
Equity interest in subsidiary before disposal of partial interest (as a percent)				61.75%
Voting power in subsidiary before disposal of partial interest (as a percent)				60.00%
Voting power in subsidiary after disposal of partial interest (as a percent)				40.00%
Minimum percentage of votes required to pass a board resolution				50.00%
Summary balance sheet information of DMG Chongqing as of the disposal date
Cash and cash equivalents				158,129
Other assets				538,607
Total liabilities				(331,363)
Total identifiable net assets	10,526,670	11,561,891		365,373
Net cash inflow arising from disposal of equity interest of DMG Chongqing in 2011:
Consideration received				230,709
Cash and cash equivalents disposed				(158,129)
Net cash inflow arising from disposal of equity interest	$ 72,580			$ 72,580
Number of separate parties forming equity method investees			10			10	10	10	10	10	10	10	10
Percentage of ownership interest held by third party investor from contribution of advertising broadcasting rights			51.00%			51.00%	51.00%	51.00%	51.00%	51.00%	51.00%	51.00%	51.00%		49.00%	49.00%	49.00%	49.00%	49.00%	49.00%	49.00%	49.00%	49.00%

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	12 Months Ended						5 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	May 30, 2013	Aug. 31, 2012	Dec. 31, 2009	May 30, 2013 Revolving bank facilities	Dec. 31, 2012 Revolving bank facilities
Basis of presentation
Net loss	$ 246,527,916	$ 12,618,254	$ 151,256,961
Cash flow of operations	27,190,937	17,617,058	22,210,745
Overdue consideration payable	64,000,000	64,000,000
Amount to be deposited into an escrow account controlled by the New York City Sheriff					60,000,000
Amount transferred to New York City Sheriff	4,500,000
Balance amount to be transferred	55,500,000
Cash and cash equivalents	29,012,381	80,309,629	67,211,336			68,834,087
Period for which substantial portion of planned capital expenditures will be postpone	12 months
Secured bank borrowings
Additional secured short-term bank borrowings obtained							24,200,000
Interest rate as a percentage of Benchmark Rate							160.00%
Description of variable rate basis							People's Bank of China Benchmark rate
Amount of borrowing that group seeks to secure under secured credit facility for next twelve months				$ 48,000,000
Revenue growth rate (as a percent)								9.00%

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2)	12 Months Ended
Dec. 31, 2012
Customer base
Intangible assets, net
Estimated useful life	5 years
Non-compete agreements
Intangible assets, net
Estimated useful life	10 years
Trademark
Intangible assets, net
Estimated useful life	10 years
Patents
Intangible assets, net
Estimated useful life	10 years
Concession contracts
Intangible assets, net
Estimated useful life	9 years
Technology
Intangible assets, net
Estimated useful life	9 years

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010
Impairment of long-lived assets
Impairment charge against long-lived assets		$ 0
Impairment charge against intangible assets	36,449,082	0	49,193,681
Goodwill
Impairment charge against goodwill	142,365,329		96,526,823
Revenue recognition
Revenues contributed by barter transactions as a percentage of the Group's total revenues	0.30%	6.00%	1.00%
Number of criteria which are required to be met for recognition of revenues from sales of media display equipment	4
Value-added tax incurred	926,464	1,778,682	0
Cost of revenues
Business taxes and surcharges included in advertising services cost	3,392,558	7,334,947	3,242,640
Net income (loss) per share
Outstanding share options (in shares)	1,488,696	1,555,353	1,771,824
Outstanding restricted shares	443,351	308,025	243,889
Numerator:
Net loss attributable to VisionChina Media Inc. shareholders	(246,409,192)	(12,503,292)	(151,338,222)
Denominator:
Weighted average number of shares outstanding-basic	101,351,222	102,047,414	82,739,234
Weighted average number of shares outstanding-diluted	101,351,222	102,047,414	82,739,234
Basic net income (loss) per share (in dollars per share)	$ (2.43)	$ (0.12)	$ (1.83)
Diluted net income (loss) per share (in dollars per share)	$ (2.43)	$ (0.12)	$ (1.83)
Securities excluded from the computations of diluted weighted-average number of shares outstanding (in shares)	1,932,320	1,863,378	2,015,713
Government grants
Government incentive from the local government	756,757
Advertising costs
Advertising costs	$ 12,126,729	$ 13,038,126	$ 3,519,708
Media display equipment
Fixed assets, net
Estimated useful life	5 years
Computers and office equipment
Fixed assets, net
Estimated useful life	5 years
Motor vehicles
Fixed assets, net
Estimated useful life	5 years

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 4) (Accounts receivable, Concentration of Credit Risk)	12 Months Ended
Dec. 31, 2012
Concentration of Risks
Number of customers	1
Customer one
Concentration of Risks
Concentration risk (as a percent)	11.00%

ACQUISITIONS (Details) (USD $)	12 Months Ended			4 Months Ended	12 Months Ended										12 Months Ended			12 Months Ended		12 Months Ended		12 Months Ended			12 Months Ended			1 Months Ended	12 Months Ended				1 Months Ended
	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Aug. 04, 2008 Acquisitions in 2008 item	Dec. 31, 2011 Acquisitions in 2008	Dec. 31, 2010 Acquisitions in 2008	Dec. 31, 2010 Acquisitions in 2008 Minimum item	Dec. 31, 2009 Acquisitions in 2008 Minimum item	Dec. 31, 2008 Acquisitions in 2008 Minimum item	Dec. 31, 2010 Acquisitions in 2008 Maximum item	Dec. 31, 2009 Acquisitions in 2008 Maximum item	Dec. 31, 2008 Acquisitions in 2008 Maximum item	Dec. 31, 2010 Peak	Aug. 04, 2008 Peak	Dec. 31, 2011 Aim	Dec. 31, 2010 Aim	Aug. 04, 2008 Aim	Dec. 31, 2010 Golden	Aug. 04, 2008 Golden	Dec. 31, 2010 Goldwhite	Aug. 04, 2008 Goldwhite	Dec. 31, 2011 Ahead	Dec. 31, 2010 Ahead	Aug. 04, 2008 Ahead	Dec. 31, 2011 Century	Dec. 31, 2010 Century	Aug. 04, 2008 Century	Jan. 31, 2010 DMG item	Dec. 31, 2010 DMG	Dec. 31, 2012 DMG	Dec. 31, 2011 DMG	Dec. 31, 2009 DMG	Jan. 31, 2010 DMG Noncontrolling interest Level 3 inputs	Jan. 31, 2010 DMG Concession contracts	Jan. 31, 2010 DMG Technology	Jan. 31, 2010 DMG Non-compete agreements
ACQUISITIONS
Percentage of equity interest acquired														100.00%			100.00%		100.00%		100.00%			100.00%			100.00%	100.00%
Number of investing holding companies				6
Number of advertising agency businesses owned by investing holding companies				6
Number of unrelated entities from which group acquired businesses				6
Earnings multiplier used to calculate contingent consideration							1	1	1	2.3	2.3	2.3
Movements of the Earn-out Consideration payables
Balance at the beginning of the period					$ 2,425,532	$ 57,203,986							$ 28,038,118		$ 537,998	$ 5,295,120		$ 5,635,961		$ 6,092,346		$ 1,865,473	$ 7,268,198		$ 22,061	$ 4,874,243
Additional Earn-out Consideration					1,338,072	21,853,531										6,405,393		2,577,464		6,330,350		1,338,072	5,890,039			650,285
Earn-out Consideration						6,227,589							2,309,706			983,706		495,138		1,337,715			638,150			463,174
Less: Cash settlements					(1,321,189)	(68,509,178)							(23,776,583)		(537,998)	(10,921,164)		(7,281,461)		(9,904,807)		(761,130)	(11,930,914)		(22,061)	(4,694,249)
Offset by prepayment					(2,442,415)	(14,350,396)							(6,571,241)			(1,225,057)		(1,427,102)		(3,855,604)		(2,442,415)				(1,271,392)
Balance at the end of the period						2,425,532										537,998							1,865,473			22,061
Fair value of consideration																												166,534,458
Number of installments for payment of consideration																												3
Period over which consideration will be paid																												2 years
Initial installment of consideration																												100,000,000
Initial installment of consideration, portion payable in cash																												40,000,000
Payment of cash																																40,000,000
Common shares issuable																												8,476,013
Number of subsequent installments for payment of consideration																												2
Amount of consideration payable per subsequent installment																												30,000,000
Amount of consideration payable in cash per subsequent installment																												20,000,000
Amount of consideration payable in cash or in common shares per subsequent installment																												10,000,000
Lock-up period for shares issuable under the initial installment																												1 year
Lock-up period for shares issuable under subsequent installments																												3 months
Transaction cost																													472,000
Amount subsequently released as payment for the First Cash Installment																													36,000,000
Amount in designated escrow account																																40,000,000
Remaining deposit expected to be released pending settlement of litigation		4,000,000	4,000,000																										4,000,000	4,000,000	4,000,000
New common shares issued																													8,476,013
Number of shares which have been released to the selling shareholders of the acquired entity																													7,628,412
Number of shares which have not been released to the selling shareholders of the acquired entity																														847,601	847,601
Amount of second and third installments of consideration payable																														60,000,000	60,000,000
Consideration
Cash																												79,311,438
Equity instruments (8,476,013 common shares of the Company)																												67,567,386
Cash / Equity instruments																												19,655,634
Fair value of total consideration transferred																												166,534,458
Common shares issuable																												8,476,013
Recognized amounts of identifiable assets acquired and liabilities assumed
Identifiable intangible assets																																		90,653,467	336,838	161,097
Cash and cash equivalents																												3,840,983
Restricted cash																												42,409,500
Fixed assets																												6,795,102
Trade and other receivables and other assets																												9,175,868
Short-term bank borrowings																												(42,898,604)
Trade and other payables and other current liabilities																												(10,631,163)
Deferred tax liabilities - non-current																												(22,787,850)
Total identifiable net assets																												77,055,238
Noncontrolling interest																												(2,403)
Goodwill																												89,481,623
Recognized amounts of identifiable assets acquired and liabilities assumed																												166,534,458
Identifiable intangible assets, Amortization period																																		9 years	9 years	10 years
Cash flows arising on acquisition in 2010:
Cash and cash equivalents acquired	3,840,983																											3,840,983
Amount of consideration unpaid as a result of the litigation																														40,000,000
Amount of consideration payable in cash in subsequent installments																													20,000,000		20,000,000
Amount of consideration overdue unpaid as a result of the litigation																														20,000,000	20,000,000
Fair value of accounts receivable																												3,719,694
Gross amount due under the contracts																												3,923,478
Amount due under contract which is expected to be uncollectible																												203,784
Amount of goodwill expected to be deductible for income tax purposes																												$ 0
Discount rates (as a percent)																																	16.00%
Long-term sustainable growth rate (as a percent)																																	3.00%

ACCOUNTS RECEIVABLE (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
ACCOUNTS RECEIVABLE
Accounts receivable	$ 46,158,050	$ 70,711,270
Less: Allowance for doubtful accounts	(9,414,581)	(4,427,016)	(1,241,874)
Accounts receivable, net	36,743,469	66,284,254
Movements in allowance for doubtful accounts
Balance at beginning of the year	4,427,016	1,241,874
Foreign exchange adjustment	35,972	117,793
Current year additions	4,951,593	3,067,349	585,502
Balance at end of the year	9,414,581	4,427,016	1,241,874
Billed accounts receivables	34,822,040	39,777,899
Unbilled accounts receivables	$ 11,336,010	$ 30,933,371

PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Advances to suppliers	$ 7,039,523	$ 5,733,241
Prepaid expenses	5,067,824	11,188,313
Barter goods	4,355,479	5,463,771
Deposit for DMG Acquisition	4,000,000	4,000,000
Other deposits	1,066,166	2,697,970
Other current assets	5,278,902	5,194,858
Prepaid expenses and other current assets	$ 26,807,894	$ 34,278,153

FIXED ASSETS, NET (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
FIXED ASSETS, NET
Sub-total	$ 28,497,558	$ 27,105,966
Less: accumulated depreciation and amortization	(17,715,392)	(13,468,214)
Fixed assets, net	10,782,166	13,637,752
Depreciation and amortization expense	4,620,658	4,777,754	4,345,512
Media display equipment
FIXED ASSETS, NET
Sub-total	22,038,529	21,481,364
Assembly in progress	1,069,112	2,243,574
Computers and office equipment
FIXED ASSETS, NET
Sub-total	3,705,490	3,162,839
Motor vehicles
FIXED ASSETS, NET
Sub-total	611,559	587,191
Leasehold improvements
FIXED ASSETS, NET
Sub-total	$ 2,141,980	$ 1,874,572

GOODWILL (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Changes in the carrying amount of goodwill
Balance at the beginning of the period	$ 141,406,456	$ 134,570,979
Net exchange differences	958,873	5,497,405
Addition as a result of contingent consideration resolved		1,338,072
Impairment loss	(142,365,329)		(96,526,823)
Balance at the end of the period		141,406,456	134,570,979
Representing:
Gross goodwill	246,843,017	244,853,445	231,097,802
Accumulated impairment loss	$ (246,843,017)	$ (103,446,989)	$ (96,526,823)
Goodwill | Income approach
GOODWILL
Discount rates (as a percent)	20.00%
Terminal growth rates (as a percent)	0.00%

INTANGIBLE ASSETS, NET (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Intangible assets, net
Cost	$ 116,284,495	$ 115,239,045
Accumulated amortization	(27,218,859)	(24,498,557)
Impairment loss	(88,698,945)	(51,203,308)
Net carrying values	366,691	39,537,180
Impairment loss on intangible assets	36,449,082	0	49,193,681
Amortization expense	3,151,734	6,098,186	12,064,733
Cost of revenue
Intangible assets, net
Amortization expense	2,727,084	5,322,301	10,184,158
Selling and marketing expense
Intangible assets, net
Amortization expense	379,008	740,238	1,846,770
General and administrative expense
Intangible assets, net
Amortization expense	45,642	35,647	33,805
Customer base
Intangible assets, net
Weighted average economic life	5 years
Cost	13,003,920	12,899,107
Accumulated amortization	(6,850,171)	(6,635,203)
Impairment loss	(6,153,749)	(5,366,440)
Net carrying values		897,464
Non-compete agreements
Intangible assets, net
Weighted average economic life	10 years
Cost	4,175,461	4,141,808
Accumulated amortization	(1,093,080)	(1,132,013)
Impairment loss	(3,082,381)	(2,550,882)
Net carrying values		458,913
Patents
Intangible assets, net
Weighted average economic life	10 years
Cost	270,429	252,507
Accumulated amortization	(86,457)	(63,264)
Net carrying values	183,972	189,243
Trademark
Intangible assets, net
Weighted average economic life	10 years
Cost	232,853	138,533
Accumulated amortization	(50,134)	(27,707)
Net carrying values	182,719	110,826
Concession contracts
Intangible assets, net
Weighted average economic life	9 years
Cost	98,236,816	97,445,016
Accumulated amortization	(19,098,460)	(16,597,474)
Impairment loss	(79,138,356)	(42,966,808)
Net carrying values		37,880,734
Technology
Intangible assets, net
Weighted average economic life	9 years
Cost	365,016	362,074
Accumulated amortization	(40,557)	(42,896)
Impairment loss	$ (324,459)	$ (319,178)

INVESTMENTS UNDER EQUITY METHOD (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011 item	Dec. 31, 2010
INVESTMENTS UNDER EQUITY METHOD
Number of equity method investees	11	11
Condensed statement of operations information:
Revenue	$ 11,970,674	$ 10,463,451	$ 8,224,393
Net (loss) income	949,340	1,125,147	(527,690)
Group's equity in net (loss) income of investees	465,175	548,809	(258,568)
Condensed balance sheet information:
Current assets	13,596,732	10,576,931
Non-current assets	3,853,123	5,023,418
Total assets	17,449,855	15,600,349
Current liabilities	5,887,964	5,073,679
Equity	11,561,891	10,526,670
Total liabilities and equity	17,449,855	15,600,349
Group's share of net assets	5,661,406	5,154,181
Carrying value of the Group's investments under the equity method	$ 7,304,745	$ 7,200,301

OTHER INVESTMENTS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Shenzhen Mobile	Dec. 31, 2011 Shenzhen Mobile	Dec. 31, 2006 Shenzhen Mobile	Dec. 31, 2009 Guangtong Mobile	Dec. 31, 2006 Guangtong Mobile	Dec. 31, 2011 Eastlong Huatong
OTHER INVESTMENTS
Equity interest acquired (as a percent)					25.00%		14.00%	20.00%
Voting power (as a percent)					25.00%		14.20%
Voting power held by a sole controlling shareholder(as a percent)					75.00%
Dividend income from other investments	$ 162,100	$ 142,265	$ 162,100	$ 142,265
Payments to acquire investment		$ 157,423				$ 389,048		$ 157,423

LONG-TERM PREPAYMENTS AND DEPOSITS (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
LONG-TERM PREPAYMENTS AND DEPOSITS
Prepayments for acquisition of fixed assets	$ 722,036	$ 1,132,235
Other deposits	14,345,274	16,915,183
Other long-term prepayments	2,469,295	1,848,767
Long-term prepayments and deposits	$ 17,536,605	$ 19,896,185

BANK LOANS AND FACILITIES (Details)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 Facility granted by CCB (SZ) USD ($)	Jan. 31, 2013 Facility granted by CCB (SZ) VisionChina Media Group USD ($)	Jan. 31, 2013 Facility granted by CCB (SZ) VisionChina Media Group CNY	Dec. 31, 2012 Facility granted by CCB (SZ) VisionChina Media Group USD ($)	Dec. 31, 2012 Facility granted by BOC (SZ) USD ($)	Dec. 31, 2012 Facility granted by BOC (SZ) CDTC USD ($)	Dec. 31, 2012 Facility granted by BOC (SZ) CDTC CNY
BANK LOANS AND FACILITIES
Maximum borrowing capacity under the facility				$ 24,000,000	150,000,000			$ 9,000,000	57,000,000
Restricted cash held as security for facility								10,000,000
Interest rate as a percentage of Benchmark Rate				160.00%	160.00%			110.00%	110.00%
Leverage ratio (as a percent)				0.65	0.65
Reference rate, description								People's Bank of China benchmark rate	People's Bank of China benchmark rate
Net availability of the Facility						0	0
Total bank loans	8,998,429	20,465,028	20,465,028			24,000,000	8,998,429
Less: Amount due within one year shown under current liabilities	$ 8,998,429	$ 20,465,028

ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Accrued payroll and welfare	$ 3,800,756	$ 3,606,301
Customer deposits	4,964,622	3,847,119
Accrued penalty interest for overdue consideration payable (Note 18(c))	9,368,145	3,375,000
Accrued expenses	6,642,338	6,166,161
Other current liabilities	1,435,398	1,819,969
Accrued expenses and other current liabilities	$ 26,211,259	$ 18,814,550

COMMON SHARES (Details) (USD $)	12 Months Ended			1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 31, 2011 Focus Media Holding Limited, JJ Media Investment Holding Limited, and an existing shareholder
COMMON SHARES
Common shares, issued	101,366,544	101,313,015
Common shares, outstanding	101,366,544	101,313,015
Issuance of shares
Common shares issued during the period other than shares issued for acquisition and under share incentive plans				17,375,479
Shares issued price (in dollars per share)				$ 3.97
Common shares issued as a result of the exercise of shares options and issuance of restricted shares	53,529	105,098
Shares options exercised	39,100	88,334	202,800
Restricted shares issued	14,429	16,764
Common shares repurchased		1,062,450
Price per share of common shares repurchased (in dollars per share)		$ 1.77

INCOME TAXES (Details) (USD $)	12 Months Ended																1 Months Ended		12 Months Ended						1 Months Ended	12 Months Ended											1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 CDTC	Dec. 31, 2011 CDTC	Dec. 31, 2010 CDTC	Dec. 31, 2009 CDTC	Dec. 31, 2008 CDTC	Dec. 31, 2012 DMG	Dec. 31, 2011 DMG	Dec. 31, 2010 DMG	Dec. 31, 2009 DMG	Dec. 31, 2008 DMG	Dec. 31, 2012 Shenzhen HDTV	Dec. 31, 2011 Shenzhen HDTV	Dec. 31, 2010 Shenzhen HDTV	Dec. 31, 2009 Shenzhen HDTV	Dec. 31, 2008 Shenzhen HDTV	Oct. 31, 2011 VisionChina Media Group	Nov. 30, 2008 VisionChina Media Group	Dec. 31, 2013 VisionChina Media Group	Dec. 31, 2012 VisionChina Media Group	Dec. 31, 2011 VisionChina Media Group	Dec. 31, 2010 VisionChina Media Group	Dec. 31, 2009 VisionChina Media Group	Dec. 31, 2008 VisionChina Media Group	Dec. 31, 2010 Eastlong Technology	Dec. 31, 2012 Eastlong Technology	Dec. 31, 2011 Eastlong Technology	Dec. 31, 2010 Eastlong Technology	Dec. 31, 2012 Xian Huachangshi	Dec. 31, 2012 Shenzhen Huadingshi Digital Technology Co., Ltd.	Dec. 31, 2012 Luzhou Huashi	Dec. 31, 2011 Luzhou Huashi	Dec. 31, 2010 Luzhou Huashi	Dec. 31, 2012 Jiangxi Huashi	Dec. 31, 2011 Jiangxi Huashi	Dec. 31, 2012 Hong Kong	Jan. 31, 2008 PRC	Dec. 31, 2012 PRC
INCOME TAXES
Statutory income tax rate (as a percent)	25.00%																												25.00%	25.00%						16.50%	25.00%
Lower rate applicable and transition to new rate period																																						5 years
Preferential tax rate during the transition period (as a percent)		25.00%	24.00%	22.00%	20.00%	18.00%	25.00%	24.00%	22.00%	20.00%	18.00%	25.00%	24.00%	22.00%	20.00%	18.00%
Period for which preferential tax rate is applicable as a state-encouraged high-new technology enterprise																	3 years	3 years							3 years
Preferential tax rate as a state-encouraged high-new technology enterprise (as a percent)																			15.00%	15.00%	15.00%	15.00%	15.00%	15.00%		15.00%	15.00%	15.00%
Preferential tax rate upon the entity being recognized as a local government encouraged enterprise (as a percent)																															12.50%	7.50%	7.50%
Percentage of revenues considered taxable as per deemed-profit-rate method																																		16.00%	16.00%
Additional amount payable if deemed-profit-rate method is not allowed																																		$ 397,000	$ 630,000

INCOME TAXES (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current and deferred components of income tax expenses (benefits)
Current tax	$ 125,733	$ 162,845	$ (193,330)
Deferred tax	(7,673,154)	(956,260)	(18,008,959)
Total	(7,547,421)	(793,415)	(18,202,289)
Deferred tax assets:
Net operating loss carrying forward	18,682,444	7,002,554
Total deferred tax assets	18,682,444	7,002,554
Valuation allowance on deferred tax assets	(18,238,463)	(4,284,387)	(13,210,882)
Net deferred tax assets (non-current)	443,981	2,718,167
Deferred tax liabilities:
Intangible assets (non-current)		9,808,291
Movement of valuation allowance
At the beginning of the year	4,284,387	13,210,882	2,112,994
Arising from DMG Acquisition			10,364,217
Tax loss expired	(500,181)	(9,030,073)
Liquidation of a subsidiary	(263,329)	(66,176)
Exchange realignment	17,069	225,275	613,465
Change in tax rate	(225,318)	9,329	(1,285,778)
Change for the year	14,925,835	(64,850)	1,405,984
At the end of the year	18,238,463	4,284,387	13,210,882
Amount of limitation for use of net operating loss carryforwards
2013	2,893,672
2014	13,019,087
2015	6,063,929
2016	5,710,930
2017	$ 50,720,129

INCOME TAXES (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INCOME TAXES
PRC EIT statutory rate (as a percent)	25.00%
Reconciliation of income tax expenses (benefits) to the amount computed by applying the current tax rate to income (loss) before income taxes in the statements of operations
Expected taxation at PRC EIT statutory rate of 25%	$ (63,518,834)	$ (3,352,917)	$ (42,364,813)
Effect of different tax rates	1,749,282	251,879	(4,698,082)
Effect of loss that cannot be carried forward	2,447,707	1,419,225	1,785,662
Tax expenses arising from items which are not deductible or not taxable for tax purpose:
Non-deductible entertainment expenses	1,027,013	592,257	1,269,481
Goodwill impairment	29,467,644		24,131,706
Others, net	1,070,292	792,187	528,275
Effect of tax exemption and tax concessions	5,283,567	(175,571)	(67,172)
(Overprovision) underprovision in prior years	73	(255,625)	(193,330)
Change in valuation allowance	14,925,835	(64,850)	1,405,984
Total	(7,547,421)	(793,415)	(18,202,289)
Tax exemptions and tax concessions
Tax otherwise payable without tax exemptions and tax concessions		175,571	67,172
Decrease in basic earnings per share (in dollars per share)		$ 0.002	$ 0.001
Aggregate undistributed earnings of the Company's subsidiaries and VIEs in the PRC considered to be indefinitely reinvested	2,000,000
Provision for dividend withholding taxes	0
Deferred tax liability from undistributed earnings	0
Significant uncertain tax positions	0
Interest or penalties related to uncertain tax positions	$ 0

SHARE INCENTIVE PLAN (Details) (USD $)	12 Months Ended						0 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Sep. 26, 2010 Share options	Apr. 20, 2010 Share options	Apr. 02, 2010 Share options	Dec. 31, 2012 Share options	Dec. 31, 2011 Share options	Dec. 31, 2010 Share options	Dec. 31, 2009 Share options	Dec. 31, 2010 Share options Minimum	Dec. 31, 2010 Share options Maximum	Dec. 31, 2010 Share options with performance conditions	Dec. 31, 2012 Share options with performance conditions Minimum	Dec. 31, 2012 Share options with performance conditions Maximum	Dec. 31, 2012 Restricted shares	Dec. 31, 2011 Restricted shares	Dec. 31, 2010 Restricted shares
SHARE INCENTIVE PLAN
Ordinary shares reserved				8,000,000	7,000,000	7,000,000
Share incentive plan
Restricted shares granted																			154,926	84,000	470,000
Contractual term										10 years
Percentage of awards vesting after first year of service										25.00%
Remaining period, after first year of service, over which the awards will vest ratably										36 months									36 months
Performance period																	9 months	48 months
Number of shares that would vest only upon the achievement of certain performance conditions							107,000	100,000	172,000	0	0	379,000				80,100
Assumptions used to estimate fair value of share options granted to employees
Minimum risk-free interest rate (as a percent)												0.46%
Maximum risk-free interest rate (as a percent)												2.67%
Expected life														9 months	4 years
Minimum expected volatility(as a percent)												0.66%
Maximum expected volatility(as a percent)												1.52%
Expected dividends (as a percent)												0.00%
Number of shares
Outstanding at the beginning of the period (in shares)	1,555,353	1,771,824								1,555,353	1,771,824	2,399,658
Granted (in shares)							107,000	100,000	172,000	0	0	379,000				80,100
Exercised (in shares)	(39,100)	(88,334)	(202,800)							(39,100)	(88,334)	(202,800)
Forfeited (in shares)										(27,557)	(128,137)	(804,034)
Outstanding at the end of the period (in shares)	1,488,696	1,555,353	1,771,824							1,488,696	1,555,353	1,771,824	2,399,658
Exercisable at the end of the period (in shares)										1,415,873
Vested or expected to vest at the end of the period (in shares)										1,415,873
Weighted average exercise price
Outstanding at the beginning of the period (in dollars per share)										$ 4.55	$ 4.13	$ 5.1
Granted (in dollars per share)							$ 4.32	$ 4.71	$ 4.68					$ 4.32	$ 4.71
Exercised (in dollars per share)										$ 1	$ 1.05	$ 0.76
Forfeited (in dollars per share)										$ 5.31	$ 6.06	$ 8.09
Outstanding at the end of the period (in dollars per share)										$ 4.22	$ 4.55	$ 4.13	$ 5.1
Exercisable at the end of the period (in dollars per share)										$ 4.78
Vested or expected to vest at the end of the period (in dollars per share)										$ 4.78
Weighted average remaining contractual life
Outstanding at the end of the period										5 years 3 months 11 days	6 years 3 months 18 days	7 years 4 months 2 days	8 years
Exercisable at the end of the period										5 years 4 days
Vested or expected to vest at the end of the period										5 years 4 days
Weighted average grant-date fair value
Outstanding at the beginning of the period (in dollars per share)										$ 1.33	$ 1.45	$ 1.87
Granted (in dollars per share)							$ 3.78	$ 4.71	$ 2.58
Exercised (in dollars per share)										$ 0.21	$ 0.18	$ 0.23
Forfeited (in dollars per share)										$ 3.6	$ 3.92	$ 4.14
Outstanding at the end of the period (in dollars per share)										$ 1.46	$ 1.33	$ 1.45	$ 1.87
Options additional disclosure
Proceeds from exercise of stock options by the employees (in dollars)	$ 39,000	$ 92,840	$ 157,533							$ 39,000	$ 92,840	$ 157,533
Aggregate intrinsic value of Options outstanding (in dollars)										0
Aggregate intrinsic value of Options exercisable (in dollars)										0
Aggregate intrinsic value of Options vested or expected to vest (in dollars)										0
Aggregate intrinsic value of Options exercised (in dollars)										$ 78,216	$ 230,732	$ 1,561,267

SHARE INCENTIVE PLAN (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Number of shares
Outstanding at the beginning of the period (in shares)	308,025	243,889
Outstanding at the end of the period (in shares)	443,351	308,025	243,889
Share options and restricted shares additional disclosures
Total share-based compensation expense (in dollars)	$ 668,654	$ 817,673	$ 947,505
Total unrecognized share-based compensation expense (in dollars)	$ 820,176
Period for recognition of unrecognized share-based compensation expense	2 years 6 months
Restricted shares
Number of shares
Outstanding at the beginning of the period (in shares)	308,025	243,889	90,723
Granted (in shares)	154,926	84,000	470,000
Forfeited (in shares)	(5,171)	(3,100)	(247,917)
Vested (in shares)	(14,429)	(16,764)	(68,917)
Outstanding at the end of the period (in shares)	443,351	308,025	243,889
Weighted average grant-date fair value
Outstanding at the beginning of the period (in dollars per share)	$ 3.31	$ 3.95	$ 8.8
Granted (in dollars per share)	$ 0.38	$ 1.83	$ 4.3
Forfeited (in dollars per share)	$ 4.27	$ 4.33	$ 5.78
Vested (in dollars per share)	$ 5.02	$ 5.04	$ 6.14
Outstanding at the end of the period (in dollars per share)	$ 2.96	$ 3.31	$ 3.95
Restricted shares additional disclosures
Percentage of awards vesting after first year of service	25.00%
Remaining period, after first year of service, over which the awards will vest ratably	36 months
Restricted stocks with performance conditions
Number of shares
Vested (in shares)	(70,000)		(450,000)

PRC CONTRIBUTION PLAN (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
PRC CONTRIBUTION PLAN
Contributions for employee benefits	$ 1,682,720	$ 1,566,848	$ 1,431,972

COMMITMENTS AND CONTINGENCY (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
COMMITMENTS AND CONTINGENCY
Rental expense under operating leases	$ 1,565,110	$ 1,651,398	$ 1,660,007
Minimum rental payments under certain operating leases, relating to the rental of office premises
2013	935,023
2014	322,932
2015	179,356
2016	24,147
2017	13,236
2018 and thereafter	29,995
Total	1,504,689
COMMITMENTS AND CONTINGENCIES
Future minimum purchase commitments under agreements to pay media costs	265,276,000
Payments under future minimum purchase commitments under agreements to pay media costs
2013	75,212,000
2014	72,289,000
2015	64,206,000
2016	21,508,000
2017	11,941,000
2018 and thereafter	20,120,000
Total	$ 265,276,000
Minimum
COMMITMENTS AND CONTINGENCIES
Term of agreements to pay media costs	5 years
Maximum
COMMITMENTS AND CONTINGENCIES
Term of agreements to pay media costs	10 years

COMMITMENTS AND CONTINGENCY (Details 2) (USD $)	Dec. 31, 2012	Aug. 31, 2012	Dec. 31, 2011	May 16, 2013 Litigation with former shareholders of DMG	Feb. 19, 2013 Litigation with former shareholders of DMG	Nov. 21, 2011 Litigation with former shareholders of DMG	Feb. 25, 2011 Litigation with former shareholders of DMG	Dec. 31, 2012 Litigation with former shareholders of DMG	Jan. 07, 2013 Litigation with former shareholders of DMG	Aug. 13, 2012 Litigation with former shareholders of DMG	Nov. 03, 2011 Litigation with former shareholders of DMG	Nov. 03, 2011 Litigation with former shareholders of DMG Minimum	Dec. 31, 2012 National Standard item
COMMITMENTS AND CONTINGENCY
Number of cities in which mobile digital television network of the Group's direct equity investment entities and digital television broadcasting infrastructure of the Group's local operating partners have been converted													11
Number of cities in which mobile digital television network of the Group's direct equity investment entities and digital television broadcasting infrastructure of the Group's local operating partners have not been converted													6
Number of cities in which entity may be responsible for capital expenditures required for conversion of digital television broadcasting infrastructure													3
Maximum expected cost of converting the equipment													$ 500,000
Amount sought under order of attachment						60,000,000	30,000,000
Indemnification claim sought by Group												2,785,633
Expected further consideration on appeal								0
Undertaking required by the ruling to be filed by Former DMG Shareholders											500,000
Amount required to be transferred in assets readily convertible into U.S. Currency, to be held in the custody of the New York City Sheriff's Office under August 13 Order										60,000,000
Amount of assets of its subsidiaries located outside PRC, arranged to be held in the custody of sheriff									4,500,000
Amount to be deposited into an escrow account controlled by the Sheriff		60,000,000								60,000,000
Gross amount requested to be deposited into an escrow account before deduction of current deposit amount, with the Jun He Law Offices as escrow agent, under Feburary 19 Order					60,000,000
Amount currently being on deposit with the New York City Sheriff's Office					4,500,000
Minimum amount transferred to the New York City Sheriffs Office recorded as restricted cash	4,500,000							3,200,000
Balance amount to be transferred to Sheriff under August 13 Order	55,500,000							56,800,000
Fine contempt sanction					250
Estimated plaintiffs' attorneys' fee					282,000
Plaintiffs' attorneys' fee awarded				185,892
Fine awarded to plaintiffs				250
Amount awarded to plaintiff				186,142
Period for payment of attorneys' fees				15 days
Accrued interest on unpaid but challenged post-closing consideration	9,368,145		3,375,000					9,368,145
Potential loss that could result from litigation								67,000,000
Provision for potential loss								0
Accrual for capital expenditures													$ 0

SEGMENT AND GEOGRAPHIC INFORMATION (Details)	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2010 Customer A
SEGMENT AND GEOGRAPHIC INFORMATION
Number of Operating Segment	1
Major Customers
Percentage of revenue		10.60%

SEGMENT AND GEOGRAPHIC INFORMATION (Details 2) (Accounts receivable, Concentration of Credit Risk, USD $)	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2012 Customer one
Concentration of Risks
Accounts receivable from major customer		$ 0
Number of customers	1
Concentration risk (as a percent)			11.00%

RELATED PARTY TRANSACTIONS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
RELATED PARTY TRANSACTIONS
Amounts due from related parties	$ 2,104,416	$ 2,444,076
Amounts due to related parties	1,828,412	1,415,681
Advertising equipment purchases (sales), net	747,550	(219,918)
Advertising equipment purchases from related parties	693,614
Broadcasting service and other services received	9,822,584	15,745,255	16,357,610
Chengdu Mobile
RELATED PARTY TRANSACTIONS
Amounts due from related parties		76,579
Amounts due to related parties	437,773
Advertising equipment purchases (sales), net	(564)
Broadcasting service and other services received	2,018,325	1,930,094	1,814,631
Changzhou Mobile
RELATED PARTY TRANSACTIONS
Amounts due from related parties	43,665	37,819
Amounts due to related parties		2,522
DMG Chongqing
RELATED PARTY TRANSACTIONS
Amounts due from related parties	447,679	566,724
Advertising equipment purchases (sales), net	(746,587)
Broadcasting service and other services received	286,665
Dalian Mobile
RELATED PARTY TRANSACTIONS
Amounts due to related parties		128,033
Broadcasting service and other services received	1,536,657	1,511,008	1,308,066
Eastlong Huatong
RELATED PARTY TRANSACTIONS
Amounts due from related parties	325,632
Amounts due to related parties		6,170
Guangtong Mobile
RELATED PARTY TRANSACTIONS
Amounts due from related parties		17,710
Amounts due to related parties	197,981
Broadcasting service and other services received	1,229,301	1,107,789	884,801
Haerbin Mobile
RELATED PARTY TRANSACTIONS
Amounts due from related parties		332,170
Amounts due to related parties		4,054
Broadcasting service and other services received		3,990	18,104
Henan Mobile
RELATED PARTY TRANSACTIONS
Amounts due to related parties	36,963	76,972
Broadcasting service and other services received	374,435	355,111	171,908
Hubei Mobile
RELATED PARTY TRANSACTIONS
Amounts due from related parties	253,751	111,014
Amounts due to related parties		4,532
Advertising equipment purchases (sales), net	(399)
Broadcasting service and other services received	1,132,080	987,133	795,583
Jilin Mobile
RELATED PARTY TRANSACTIONS
Amounts due from related parties	272,749	300,662
Broadcasting service and other services received	578,175	537,920	483,320
Ningbo Mobile
RELATED PARTY TRANSACTIONS
Amounts due from related parties	103,126
Amounts due to related parties		238,200
Broadcasting service and other services received	1,363,903	1,380,029	1,264,212
Shenzhen Mobile
RELATED PARTY TRANSACTIONS
Amounts due from related parties	39,073	176,849
Advertising equipment purchases (sales), net		(219,918)
Broadcasting service and other services received		7,157,504	8,769,071
Zhiye
RELATED PARTY TRANSACTIONS
Amounts due to related parties	7,669	83,069
Rental expense	303,269	216,317	154,153
Suzhou Mobile
RELATED PARTY TRANSACTIONS
Amounts due from related parties		72,415
Amounts due to related parties	446,615
Broadcasting service and other services received	1,303,043	774,677	663,863
Zhongguanguoji
RELATED PARTY TRANSACTIONS
Amounts due from related parties		176,745
Amounts due to related parties	697,326	868,450
Broadcasting service and other services received			184,051
Director and management of the Company
RELATED PARTY TRANSACTIONS
Amounts due from related parties	600,226	394,352
A noncontrolling shareholder
RELATED PARTY TRANSACTIONS
Amounts due from related parties	18,515	181,037
Champs Elysees
RELATED PARTY TRANSACTIONS
Amounts due to related parties	4,085	3,679
Office decoration charges	324,544	195,788	270,864
Property management fees and utility expenses	$ 48,274	$ 29,172	$ 28,702

PROFIT APPROPRIATION (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
PROFIT APPROPRIATION
Percentage of after tax profits to be allocated to general reserve fund by the Company's subsidiaries	10.00%
Maximum threshold, expressed as a percentage of an entity's general reserve fund to its registered capital, for which allocations of after-tax profits to the general reserve fund are required	50.00%
Percentage of after tax profits to be allocated to statutory surplus fund by the Company's VIEs and their subsidiaries	10.00%
Maximum threshold, expressed as a percentage of an entity's statutory surplus fund to its registered capital, for which allocations of after-tax profits to the general reserve fund are required	50.00%
Amount appropriated to general reserve fund and statutory surplus fund by the company	$ 0
Amount appropriated from retained earnings to the statutory surplus fund	$ 45,286	$ 137,945	$ 34,442

RESTRICTED NET ASSETS (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
RESTRICTED NET ASSETS
Restricted cash, paid up capital and statutory reserves of the Company's PRC subsidiaries and VIEs included in restricted amounts	$ 168.4	$ 156.8

CONDENSED FINANCIAL INFORMATION OF REGISTRANT - SCHEDULE I (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current Assets:
Cash and cash equivalents	$ 29,012,381	$ 80,309,629	$ 67,211,336	$ 68,834,087
Restricted cash	14,533,235	3,305,889
Amounts due from subsidiaries	2,104,416	2,444,076
Prepaid expenses and other current assets	26,807,894	34,278,153
Total current assets	109,201,395	186,622,001
Non-current Assets:
Fixed assets, net	10,782,166	13,637,752
Intangible assets, net	366,691	39,537,180
Total non-current assets	40,593,924	228,518,681
TOTAL ASSETS	149,795,319	415,140,682
Current Liabilities:
Amounts due to subsidiaries	1,828,412	1,415,681
Accrued expenses and other current liabilities	26,211,259	18,814,550
Total current liabilities	108,805,722	120,961,630
Equity
Common shares ($0.0001 par value; 200,000,000 shares authorized; 101,313,015 and 101,366,544 shares issued and outstanding as of December 31, 2011 and 2012, respectively)	10,137	10,131
Additional paid-in capital	342,670,656	341,963,008
Accumulated deficit	(340,138,407)	(93,729,215)
Accumulated other comprehensive income	37,371,672	34,940,445
Total VisionChina Media Inc. shareholders' equity	39,914,058	283,184,369
TOTAL LIABILITIES AND EQUITY	149,795,319	415,140,682
VISIONCHINA MEDIA INC.
Current Assets:
Cash and cash equivalents	296	179,170	14,788,170	6,961,436
Restricted cash	13,525,585
Amounts due from subsidiaries	43,677,656	148,613,908
Prepaid expenses and other current assets	228,535	595,300
Total current assets	57,432,072	149,388,378
Non-current Assets:
Fixed assets, net	26,799	49,091
Intangible assets, net	9,575
Investments in subsidiaries		143,151,648
Total non-current assets	36,374	143,200,739
TOTAL ASSETS	57,468,446	292,589,117
Current Liabilities:
Amounts due to subsidiaries	7,405,538	4,974,136
Accrued expenses and other current liabilities	10,148,850	4,430,612
Total current liabilities	17,554,388	9,404,748
Equity
Common shares ($0.0001 par value; 200,000,000 shares authorized; 101,313,015 and 101,366,544 shares issued and outstanding as of December 31, 2011 and 2012, respectively)	10,137	10,131
Additional paid-in capital	342,670,656	341,963,008
Accumulated deficit	(339,626,880)	(93,217,688)
Accumulated other comprehensive income	36,860,145	34,428,918
Total VisionChina Media Inc. shareholders' equity	39,914,058	283,184,369
TOTAL LIABILITIES AND EQUITY	$ 57,468,446	$ 292,589,117

CONDENSED FINANCIAL INFORMATION OF REGISTRANT - SCHEDULE I (Details 2) (USD $)	Dec. 31, 2012	Dec. 31, 2011
CONDENSED FINANCIAL INFORMATION OF REGISTRANT - SCHEDULE I
Common shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common shares, authorized	200,000,000	200,000,000
Common shares, issued	101,366,544	101,313,015
Common shares, outstanding	101,366,544	101,313,015
VISIONCHINA MEDIA INC.
CONDENSED FINANCIAL INFORMATION OF REGISTRANT - SCHEDULE I
Common shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common shares, authorized	200,000,000	200,000,000
Common shares, issued	101,366,544	101,313,015
Common shares, outstanding	101,366,544	101,313,015

CONDENSED FINANCIAL INFORMATION OF REGISTRANT - SCHEDULE I (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONDENSED FINANCIAL INFORMATION OF REGISTRANT - SCHEDULE I
General and administrative expenses	$ (18,676,539)	$ (13,207,064)	$ (9,499,717)
Equity in loss of subsidiaries	45,509	230,280	(109,989)
Operating loss	(251,551,128)	(10,448,362)	(166,589,616)
Interest income	696,292	1,711,117	2,082,605
Interest expense	(2,614,543)	(4,716,577)	(4,952,239)
Net loss	(246,527,916)	(12,618,254)	(151,256,961)
VISIONCHINA MEDIA INC.
CONDENSED FINANCIAL INFORMATION OF REGISTRANT - SCHEDULE I
General and administrative expenses	(10,257,148)	(6,542,591)	(2,560,680)
Equity in loss of subsidiaries	(145,582,875)	(6,197,150)	(148,454,480)
Impairment losses recognised on amounts due from subsidiaries	(90,652,506)
Operating loss	(246,492,529)	(12,739,741)	(151,015,160)
Interest income	83,337	332,608	1,303
Interest expense		(96,159)	(324,365)
Net loss	$ (246,409,192)	$ (12,503,292)	$ (151,338,222)

CONDENSED FINANCIAL INFORMATION OF REGISTRANT - SCHEDULE I (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONDENSED FINANCIAL INFORMATION OF REGISTRANT - SCHEDULE I
Net loss	$ (246,527,916)	$ (12,618,254)	$ (151,256,961)
Other comprehensive income, net of tax:
Change in cumulative foreign currency translation adjustments	2,431,227	12,872,968	11,568,199
Total comprehensive (loss) income	(244,096,689)	254,714	(139,688,762)
VISIONCHINA MEDIA INC.
CONDENSED FINANCIAL INFORMATION OF REGISTRANT - SCHEDULE I
Net loss	(246,409,192)	(12,503,292)	(151,338,222)
Other comprehensive income, net of tax:
Change in cumulative foreign currency translation adjustments	2,431,227	12,872,968	11,568,199
Total comprehensive (loss) income	$ (243,977,965)	$ 369,676	$ (139,770,023)

CONDENSED FINANCIAL INFORMATION OF REGISTRANT - SCHEDULE I (Details 5) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Increase (Decrease) in Shareholders' Equity
Balance	$ 283,401,981	$ 215,252,534	$ 273,415,714
Balance (in shares)	101,313,015
Share issued for DMG Acquisition			67,567,386
Shares issued to certain subscribers		68,996,741	12,901,247
Shares repurchases		(1,877,565)
Shares repurchases (in shares)		(1,062,450)
Exercise of share options	39,000	92,840	157,533
Exercise of share options (in shares)	39,100	88,334	202,800
Restricted shares (in shares)	14,429	16,764
Share-based compensation	668,654	817,673	947,505
Foreign currency translation adjustment	2,431,227	12,872,968	11,568,199
Net loss	(246,527,916)	(12,618,254)	(151,256,961)
Balance	40,012,946	283,401,981	215,252,534
Balance (in shares)	101,366,544	101,313,015
Common shares
Increase (Decrease) in Shareholders' Equity
Balance	10,131	8,490	7,214
Balance (in shares)	101,313,015	84,894,888	72,140,684
Share issued for DMG Acquisition			848
Share issued for DMG Acquisition (in shares)			8,476,013
Shares issued to certain subscribers		1,737	401
Shares issued to certain subscribers (in shares)		17,375,479	4,006,474
Shares repurchases		(106)
Shares repurchases (in shares)		(1,062,450)
Exercise of share options	4	8	20
Exercise of share options (in shares)	39,100	88,334	202,800
Restricted shares	2	2	7
Restricted shares (in shares)	14,429	16,764	68,917
Balance	10,137	10,131	8,490
Balance (in shares)	101,366,544	101,313,015	84,894,888
Additional paid-in capital
Increase (Decrease) in Shareholders' Equity
Balance	341,963,008	273,934,960	192,362,565
Share issued for DMG Acquisition			67,566,538
Shares issued to certain subscribers		68,995,004	12,900,846
Shares repurchases		(1,877,459)
Exercise of share options	38,996	92,832	157,513
Restricted shares	(2)	(2)	(7)
Share-based compensation	668,654	817,673	947,505
Balance	342,670,656	341,963,008	273,934,960
Accumulated (deficit) profit
Increase (Decrease) in Shareholders' Equity
Balance	(93,729,215)	(81,225,923)	70,112,299
Net loss	(246,409,192)	(12,503,292)	(151,338,222)
Balance	(340,138,407)	(93,729,215)	(81,225,923)
Accumulated other comprehensive income
Increase (Decrease) in Shareholders' Equity
Balance	34,940,445	22,067,477	10,499,278
Foreign currency translation adjustment	2,431,227	12,872,968	11,568,199
Balance	37,371,672	34,940,445	22,067,477
VISIONCHINA MEDIA INC.
Increase (Decrease) in Shareholders' Equity
Balance	283,184,369	214,785,004	272,981,356
Balance (in shares)	101,313,015
Share issued for DMG Acquisition			67,567,386
Shares issued to certain subscribers		68,996,741	12,901,247
Shares repurchases		(1,877,565)
Exercise of share options	39,000	92,840	157,533
Share-based compensation	668,654	817,673	947,505
Foreign currency translation adjustment	2,431,227	12,872,968	11,568,199
Net loss	(246,409,192)	(12,503,292)	(151,338,222)
Balance	39,914,058	283,184,369	214,785,004
Balance (in shares)	101,366,544	101,313,015
VISIONCHINA MEDIA INC. | Common shares
Increase (Decrease) in Shareholders' Equity
Balance	10,131	8,490	7,214
Balance (in shares)	101,313,015	84,894,888	72,140,684
Share issued for DMG Acquisition			848
Share issued for DMG Acquisition (in shares)			8,476,013
Shares issued to certain subscribers		1,737	401
Shares issued to certain subscribers (in shares)		17,375,479	4,006,474
Shares repurchases		(106)
Shares repurchases (in shares)		(1,062,450)
Exercise of share options	4	8	20
Exercise of share options (in shares)	39,100	88,334	202,800
Restricted shares	2	2	7
Restricted shares (in shares)	14,429	16,764	68,917
Balance	10,137	10,131	8,490
Balance (in shares)	101,366,544	101,313,015	84,894,888
VISIONCHINA MEDIA INC. | Additional paid-in capital
Increase (Decrease) in Shareholders' Equity
Balance	341,963,008	273,934,960	192,362,565
Share issued for DMG Acquisition			67,566,538
Shares issued to certain subscribers		68,995,004	12,900,846
Shares repurchases		(1,877,459)
Exercise of share options	38,996	92,832	157,513
Restricted shares	(2)	(2)	(7)
Share-based compensation	668,654	817,673	947,505
Balance	342,670,656	341,963,008	273,934,960
VISIONCHINA MEDIA INC. | Accumulated (deficit) profit
Increase (Decrease) in Shareholders' Equity
Balance	(93,217,688)	(80,714,396)	70,623,826
Net loss	(246,409,192)	(12,503,292)	(151,338,222)
Balance	(339,626,880)	(93,217,688)	(80,714,396)
VISIONCHINA MEDIA INC. | Accumulated other comprehensive income
Increase (Decrease) in Shareholders' Equity
Balance	34,428,918	21,555,950	9,987,751
Foreign currency translation adjustment	2,431,227	12,872,968	11,568,199
Balance	$ 36,860,145	$ 34,428,918	$ 21,555,950

CONDENSED FINANCIAL INFORMATION OF REGISTRANT - SCHEDULE I (Details 6) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows (used in) from operating activities:
Net loss	$ (246,527,916)	$ (12,618,254)	$ (151,256,961)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	7,772,392	10,875,940	16,410,245
Equity in loss of subsidiaries and variable interest entities	(45,509)	(230,280)	109,989
Share-based compensation	668,654	817,673	947,505
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	10,213,637	(10,328,029)	(13,676,430)
Amounts due from subsidiaries	359,519	505,073	1,307,017
Accrued expenses and other current liabilities	1,250,684	5,791,432	(1,686,546)
Net cash used in operating activities	(27,190,937)	(17,617,058)	(22,210,745)
Cash flows from (used in) investing activities:
Acquisitions of intangible assets	(109,065)		(133,095)
Restricted cash	(11,204,082)	68,831,080	38,607,862
Net cash (used in) provided by investing activities	(13,114,869)	65,124,624	(29,628,601)
Cash flows from financing activities:
Proceeds from exercise of share option, net of issuance cost of nil	39,000	92,840	157,533
Share repurchases		(1,877,565)
Proceeds from issuance of common shares		68,996,741	12,901,247
Net cash provided by (used in) financing activities	(11,593,890)	(36,135,463)	48,340,743
Net (decrease) increase in cash and cash equivalents	(51,297,248)	13,098,293	(1,622,751)
Cash and cash equivalents at the beginning of the year	80,309,629	67,211,336	68,834,087
Cash and cash equivalents at the end of the year	29,012,381	80,309,629	67,211,336
Non-cash financing and investing activities:
Shares issued as part of consideration for acquisition of subsidiaries			67,567,386
VISIONCHINA MEDIA INC.
Cash flows (used in) from operating activities:
Net loss	(246,409,192)	(12,503,292)	(151,338,222)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	26,561	22,293	22,292
Equity in loss of subsidiaries and variable interest entities	145,582,875	6,197,150	148,454,480
Impairment losses recognised on amounts due from subsidiaries	90,652,506
Share-based compensation	668,654	817,673	947,505
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	366,765	(230,945)	(361,918)
Amounts due from subsidiaries	14,283,746	(60,791,933)	(19,707,410)
Accrued expenses and other current liabilities	5,718,238	3,600,398	(997,299)
Net cash used in operating activities	10,890,153	(62,888,656)	(22,980,572)
Cash flows from (used in) investing activities:
Acquisitions of intangible assets	(13,844)
Advances from (to) subsidiaries	2,431,402	(18,932,360)	17,748,526
Restricted cash	(13,525,585)
Net cash (used in) provided by investing activities	(11,108,027)	(18,932,360)	17,748,526
Cash flows from financing activities:
Proceeds from exercise of share option, net of issuance cost of nil	39,000	92,840	157,533
Share repurchases		(1,877,565)
Proceeds from issuance of common shares		68,996,741	12,901,247
Net cash provided by (used in) financing activities	39,000	67,212,016	13,058,780
Net (decrease) increase in cash and cash equivalents	(178,874)	(14,609,000)	7,826,734
Cash and cash equivalents at the beginning of the year	179,170	14,788,170	6,961,436
Cash and cash equivalents at the end of the year	296	179,170	14,788,170
Non-cash financing and investing activities:
Shares issued as part of consideration for acquisition of subsidiaries			$ 67,567,386

CONDENSED FINANCIAL INFORMATION OF REGISTRANT - SCHEDULE I (Details 7) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CONDENSED FINANCIAL INFORMATION OF REGISTRANT - SCHEDULE I
Amount of registered capital, statutory reserves and restricted cash not available for distribution	$ 168.4	$ 156.8
VISIONCHINA MEDIA INC.
CONDENSED FINANCIAL INFORMATION OF REGISTRANT - SCHEDULE I
Amount of registered capital, statutory reserves and restricted cash not available for distribution	$ 168.4	$ 156.8